UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2017

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Growth Fund

Loomis Sayles Value Fund

Portfolio Review  page 1

Portfolio of Investments  page 11

Financial Statements  page  39

Notes to Financial Statements  page 57

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

Managers	Symbols
Daniel J. Fuss, CFA®, CIC	Class A LGMAX
Eileen N. Riley, CFA®	Class C LGMCX
David W. Rolley, CFA®	Class N LGMNX
Lee M. Rosenbaum	Class Y LSWWX
Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

1  |

Average Annual Total Returns — March 31, 20175

						Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/1/96)
NAV	3.84%	10.48%	7.04%	7.26%	—%	0.92%	0.92%

Class A (Inception 2/1/06)
NAV	3.70	10.19	6.78	6.99	—	1.17	1.17
With 5.75% Maximum Sales Charge	-2.27	3.86	5.52	6.36	—

Class C (Inception 2/1/06)
NAV	3.28	9.42	5.97	6.19	—	1.92	1.92
With CDSC[1]	2.28	8.42	5.97	6.19	—

Class N (Inception 2/1/17)
NAV	—	—	—	—	2.76	0.84	0.84

Comparative Performance
MSCI ACWI (Net)[2]	8.18	15.04	8.37	4.00	3.96
Blended Index[3]	2.56	8.03	5.25	4.04	2.78
MSCI World Index[4]	8.63	15.43	9.99	4.81	3.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) represents the performance of 46 markets in both the developed and emerging markets in Africa, Europe, North America and South America. Effective September 30, 2016, the MSCI ACWI (Net) replaced the MSCI World Index as the Fund’s primary benchmark because the Fund believes the MSCI ACWI (Net), an index which is designed to measure the equity market performance of both developed and emerging markets, is more representative of the Fund’s investment strategy and geographical exposure.

3	The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	MSCI World Index is an unmanaged index that is designed to measure the equity market performance of developed markets. It is comprised of common stocks of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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LOOMIS SAYLES GROWTH FUND

Manager	Symbols
Aziz V. Hamzaogullari, CFA®	Class A LGRRX
Loomis, Sayles & Company, L.P.	Class C LGRCX
Class N LGRNX
Class Y LSGRX

Investment Goal

The Fund seeks long-term growth of capital.

3  |

Average Annual Total Returns — March 31, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/16/91)
NAV	3.61%	15.39%	15.06%	7.66%	—%	0.66%	0.66%

Class A (Inception 12/31/96)
NAV	3.48	15.13	14.79	7.34	—	0.92	0.92
With 5.75% Maximum Sales Charge	-2.47	8.47	13.42	6.71	—

Class C (Inception 9/12/03)
NAV	3.05	14.20	13.93	6.54	—	1.66	1.66
With CDSC[1]	2.05	13.20	13.93	6.54	—

Class N (Inception 2/1/13)
NAV	3.68	15.57	—	—	14.64	0.58	0.58

Comparative Performance
Russell 1000® Growth Index[2]	10.01	15.76	13.32	9.13	14.65

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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LOOMIS SAYLES VALUE FUND

Managers	Symbols
Arthur J. Barry, CFA®	Class A	LSVRX
Loomis, Sayles & Company, L.P.	Class C	LSCVX
	Class N	LSVNX
	Class Y	LSGIX
	Admin Class	LSAVX

Investment Goal

The Fund seeks long-term growth of capital and income.

5  |

Average Annual Total Returns — March 31, 20174

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/13/91)
NAV	10.70%	17.72%	12.19%	6.15%	—%	0.69%	0.69%

Class A (Inception 6/30/06)[1]
NAV	10.59	17.51	11.92	5.86	—	0.94	0.94
With 5.75% Maximum Sales Charge	4.26	10.75	10.60	5.23	—

Class C (Inception 6/1/07)[1]
NAV	10.18	16.63	11.09	5.08	—	1.69	1.69
With CDSC[2]	9.18	15.63	11.09	5.08	—

Class N (Inception 2/1/13)
NAV	10.81	17.95	—	—	11.19	0.57	0.57

Admin Class (Inception 2/1/10)[1]
NAV	10.46	16.89	11.60	5.57	—	1.19	1.19

Comparative Performance
Russell 1000® Value Index[3]	10.16	19.22	13.13	5.93	12.48

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to 6/1/07, performance of Class A shares is that of Retail Class shares, which were redesignated as Class A shares, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (6/1/07), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD* 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$1,037.00	$6.04	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	*
Class C
Actual	$1,000.00	$1,032.80	$9.83	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.26	$9.75	*
Class N
Actual	$1,000.00	$1,027.60	$1.16	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.34	$3.63	*
Class Y
Actual	$1,000.00	$1,038.40	$4.78	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio: 1.19%, 1.94%, 0.72% and 0.94% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio: 1.19%, 1.94% and 0.94%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio of: 0.72%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD* 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$1,034.80	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63
Class C
Actual	$1,000.00	$1,030.50	$8.45
Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	$8.40
Class N
Actual	$1,000.00	$1,036.80	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	$2.92
Class Y
Actual	$1,000.00	$1,036.10	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.59	$3.38

*	Expenses are equal to the Fund’s annualized expense ratio: 0.92%, 1.67%, 0.58% and 0.67% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES VALUE FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD* 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$1,105.90	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.15	$4.84
Class C
Actual	$1,000.00	$1,101.80	$8.96
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.60
Class N
Actual	$1,000.00	$1,108.10	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	$2.97
Class Y
Actual	$1,000.00	$1,107.00	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.39	$3.58
Admin Class
Actual	$1,000.00	$1,104.60	$6.35
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09

*	Expenses are equal to the Fund’s annualized expense ratio: 0.96%, 1.71%, 0.59%, 0.71% and 1.21% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks — 66.1% of Net Assets
	Belgium — 1.6%
226,359	Anheuser-Busch InBev S.A.	$24,803,339

	Canada — 1.3%
408,500	CGI Group, Inc., Class A(b)	19,573,350

	China — 3.1%
449,028	Alibaba Group Holding Ltd., Sponsored ADR(b)	48,418,689

	France — 1.8%
290,241	Thales S.A.	28,036,133

	Hong Kong — 2.2%
5,289,200	AIA Group Ltd.	33,385,194

	India — 1.4%
593,020	HCL Technologies Ltd.	7,988,238
571,950	HDFC Bank Ltd.	13,019,903

		21,008,141

	Japan — 0.9%
376,987	Nomura Research Institute Ltd.	13,897,562

	Sweden — 2.4%
1,027,301	Assa Abloy AB	21,118,933
469,928	Atlas Copco AB, A Shares	16,564,529

		37,683,462

	Switzerland — 4.6%
150,083	Dufry AG, (Registered)(b)	22,851,608
23,858	Geberit AG, (Registered)	10,280,667
483,608	Nestle S.A., (Registered)	37,117,744

		70,250,019

	United Kingdom — 3.3%
2,956,818	ITV PLC	8,116,954
8,101,640	Legal & General Group PLC	25,086,238
447,153	London Stock Exchange Group PLC	17,789,740

		50,992,932

	United States — 43.5%
195,778	Accenture PLC, Class A	23,469,867
23,167	Alphabet, Inc., Class C(b)	19,218,417
39,403	Alphabet, Inc., Class A(b)	33,405,863
23,715	Amazon.com, Inc.(b)	21,024,296
55,449	AutoZone, Inc.(b)	40,092,399
254,328	Colgate-Palmolive Co.	18,614,266
809,192	Comcast Corp., Class A	30,417,527
162,777	CVS Health Corp.	12,777,995
670	Dex Media, Inc.(b)(c)(d)	1,809
50,218	EOG Resources, Inc.	4,898,766
327,382	Facebook, Inc., Class A(b)	46,504,613
116,701	FactSet Research Systems, Inc.	19,245,162

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Shares	Description	Value (†)
	United States — continued
119,080	Goldman Sachs Group, Inc. (The)	$27,355,058
783	Hawaiian Telcom Holdco, Inc.(b)	17,939
213,369	LyondellBasell Industries NV, Class A	19,457,119
117,864	M&T Bank Corp.	18,237,097
426,735	Marriott International, Inc., Class A	40,189,902
34,258	Mettler-Toledo International, Inc.(b)	16,406,499
675,560	Newell Brands, Inc.	31,866,165
98,139	Northrop Grumman Corp.	23,341,380
15,028	Priceline Group, Inc. (The)(b)	26,749,389
172,517	Roper Technologies, Inc.	35,623,035
178,370	S&P Global, Inc.	23,320,094
146,841	Schlumberger Ltd.	11,468,282
131,806	Sherwin-Williams Co. (The)	40,884,903
288,974	Texas Instruments, Inc.	23,279,745
79,174	Travelers Cos., Inc. (The)	9,543,634
181,319	UnitedHealth Group, Inc.	29,738,129
408,773	Wells Fargo & Co.	22,752,305

		669,901,655

	Total Common Stocks (Identified Cost $816,445,745)	1,017,950,476

Principal Amount (‡)
Bonds and Notes — 30.5%
Non-Convertible Bonds — 29.6%
	Argentina — 0.4%
$775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	860,932
535,000	Republic of Argentina, 6.875%, 4/22/2021, 144A	574,574
1,390,000	Republic of Argentina, 7.625%, 4/22/2046, 144A	1,419,190
382,136	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	411,083
565,000	YPF S.A., 8.500%, 3/23/2021, 144A	620,088
1,755,000	YPF S.A., 8.750%, 4/04/2024, 144A	1,945,417

		5,831,284

	Australia — 0.2%
970,000	Commonwealth Bank of Australia, 1.375%, 9/06/2018, 144A(e)	965,276
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(e)	1,150,779
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(e)	649,543
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	118,294
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	93,105

		2,976,997

	Belgium — 0.1%
1,040,000	Anheuser-Busch InBev Finance, Inc., 3.300%, 2/01/2023(e)	1,058,523
350,000	Anheuser-Busch InBev SA/NV, EMTN, 6.500%, 6/23/2017, (GBP)(e)	443,953
440,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	452,698

		1,955,174

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Brazil —1.0%
$800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	$845,040
8,500(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	2,720,359
2,250(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	725,340
8,815(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,834,576
2,300,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(e)	699,786
1,000,000	CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	882,500
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	398,000
1,180,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(e)	1,213,040
285,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	293,972
915,000	Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	919,575
1,825,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,729,187
300,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	285,600
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	582,187
345,000	Rumo Luxembourg S.a.r.l., 7.375%, 2/09/2024, 144A	354,919
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	497,500
850,000	Vale S.A., 5.625%, 9/11/2042(e)	803,080

		15,784,661

	Canada — 2.3%
483,064	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(e)	492,725
815,000	Bank of Montreal, 1.750%, 6/15/2022, 144A(e)	794,405
3,000,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(e)	2,258,172
21,030,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(e)	16,168,992
970,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(e)	961,376
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(e)	1,019,222
6,165,000	Province of Ontario Canada, 1.250%, 6/17/2019(e)	6,100,557
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(e)	7,177,766
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)(e)	490,287

		35,463,502

	Chile — 0.5%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A(e)	1,455,618
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	209,504
600,000	Chile Government International Bond, 3.125%, 1/21/2026(e)	609,300
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(e)	479,000
1,160,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(e)	1,221,240
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	270,942
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(e)	818,996
550,000	Itau CorpBanca, 3.125%, 1/15/2018(e)	554,343
240,000	Latam Airlines Group S.A., 7.250%, 6/09/2020, 144A	253,416
573,685	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	559,343
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(e)	1,144,008

		7,575,710

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	China — 0.1%
$800,000	Baidu, Inc., 2.250%, 11/28/2017(e)	$801,702
700,000	Baidu, Inc., 3.250%, 8/06/2018(e)	710,238
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(e)	420,772

		1,932,712

	Colombia — 0.3%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	558,469
490,000	Ecopetrol S.A., 5.875%, 5/28/2045	445,900
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	448,891
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(e)	751,797
575,000	Republic of Colombia, 3.875%, 4/25/2027	572,700
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	73,552
6,150,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(e)	2,257,108

		5,108,417

	Dominican Republic — 0.2%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,432,912
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	603,659
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	501,309

		2,537,880

	France — 0.7%
970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(e)	954,771
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	467,500
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	16,387
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)(e)	300,314
410,000	BNP Paribas S.A., 3.800%, 1/10/2024, 144A(e)	408,002
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500% , (GBP)(f)	496,997
735,000	Danone S.A., 1.691%, 10/30/2019, 144A(e)	725,199
500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(e)	499,029
1,100,000	Electricite de France S.A., EMTN, (fixed rate to 1/22/2022, variable rate thereafter), 4.125% , (EUR)(e)(f)	1,183,483
3,170,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)	4,230,447
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(e)	1,021,197
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750% , (EUR)(f)	527,503

		10,830,829

	Germany — 0.2%
470,000	Commerzbank AG, EMTN, 4.000%, 3/23/2026, (EUR)	530,118
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(e)	667,854
200,000	Schaeffler Finance BV, 3.250%, 5/15/2025, (EUR)	228,060
1,800,000	Vonovia Finance BV, EMTN, 1.500%, 6/10/2026, (EUR)(e)	1,926,016

		3,352,048

	Hong Kong — 0.0%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(e)	348,010

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Hungary — 0.3%
$1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024	$1,480,208
980,000	Hungary Government International Bond, 5.750%, 11/22/2023(e)	1,107,400
695,000,000	Hungary Government International Bond, Series 22/B, 1.750%, 10/26/2022, (HUF)	2,345,036

		4,932,644

	Iceland — 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A(e)	1,129,479

	India — 0.3%
550,000	Axis Bank Ltd., 3.250%, 5/21/2020, 144A	555,316
605,000	Greenko Investment Co., 4.875%, 8/16/2023	592,158
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,400,000
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A(e)	818,392
700,000	State Bank of India, 4.125%, 8/01/2017, 144A	704,713

		4,070,579

	Indonesia — 0.6%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	307,662
34,000,000,000	Indonesia Government International Bond, 7.000%, 5/15/2022, (IDR)	2,566,808
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	296,204
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	64,809
35,310,000,000	Indonesia Government International Bond, Series FR53, 8.250%, 7/15/2021, (IDR)	2,782,297
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(e)	1,126,850
795,000	Perusahaan Listrik Negara PT, 5.250%, 10/24/2042, 144A	790,230
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	620,869
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	559,939
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	503,500

		9,619,168

	Israel — 0.0%
510,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	564,867

	Italy — 0.0%
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	581,902

	Japan — 0.3%
900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.700%, 3/05/2018, 144A(e)	900,027
940,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.150%, 9/14/2018, 144A(e)	941,385
540,000	Nissan Motor Acceptance Corp., 2.000%, 3/08/2019, 144A(e)	539,633
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(e)	1,177,237
850,000	SoftBank Group Corp., 4.500%, 4/15/2020, 144A	874,437

		4,432,719

	Kazakhstan — 0.0%
475,000	Tengizchevroil Finance Co. International Ltd., 4.000%, 8/15/2026, 144A	455,097

	Korea — 0.4%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(e)	437,628
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A(e)	601,207

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Korea — continued
$400,000	Korea Development Bank (The), 4.625%, 11/16/2021(e)	$432,640
630,000	Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(e)	499,750
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	400,000
670,000	KT Corp., 2.500%, 7/18/2026, 144A(e)	629,231
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(e)	1,135,233
950,000	Shinhan Bank, 2.250%, 4/15/2020, 144A(e)	940,614
770,000	Shinhan Bank, 3.875%, 3/24/2026, 144A(e)	771,560
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(e)	178,591
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(e)	219,950

		6,246,404

	Luxembourg — 0.0%
500,000	Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	509,685

	Mexico — 1.3%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	632,400
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(e)	821,268
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(e)	497,803
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	661,500
300,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A(e)	303,150
1,150,000	Cemex Finance LLC, 6.000%, 4/01/2024, 144A	1,209,225
300,000	Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	335,882
505,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	523,938
200,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	225,042
800,000	Gruma SAB de CV, 4.875%, 12/01/2024(e)	850,000
680,000	Grupo Televisa SAB, 5.000%, 5/13/2045(e)	620,062
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(e)	404,653
270,000(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(e)	1,320,000
443,452(††††)	Mexican Fixed Rate Bonds, Series M-30, 10.000%, 11/20/2036, (MXN)	2,993,510
81,862,578(‡‡)	Mexican Udibonos, CPI Linked Bond, Series S, 4.500%, 12/04/2025, (MXN)	4,767,149
920,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(e)	901,600
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(e)	181,649
1,020,000	Mexico Government International Bond, 4.125%, 1/21/2026(e)	1,048,560
625,000	Petroleos Mexicanos, 5.625%, 1/23/2046(e)	558,813
135,000(††††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(e)	627,228
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	109,431

		19,592,863

	Morocco — 0.1%
965,000	OCP S.A., 4.500%, 10/22/2025, 144A(e)	950,766
590,000	OCP S.A., 6.875%, 4/25/2044, 144A	633,363

		1,584,129

	Netherlands — 0.2%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 7/01/2022	158,227
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(e)	890,845

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Netherlands — continued
$675,000	ING Bank NV, 1.650%, 8/15/2019, 144A(e)	$666,604
580,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	577,100
525,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	524,947

		2,817,723

	New Zealand — 0.4%
2,921,333	New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)(e)	2,248,565
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(e)	1,728,613
2,590,000	New Zealand Government Bond, 5.500%, 4/15/2023, (NZD)(e)	2,085,834

		6,063,012

	Norway — 0.2%
13,275,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(e)	1,619,766
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(e)	1,733,995

		3,353,761

	Panama — 0.1%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(e)	686,752
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A(e)	300,000

		986,752

	Paraguay — 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	835,000
572,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	589,160

		1,424,160

	Peru — 0.2%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(e)	583,152
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(e)	1,057,875
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,092,000

		2,733,027

	Portugal — 0.1%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	410,800
225,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	239,267

		650,067

	Romania — 0.0%
410,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	448,690

	Russia — 0.2%
72,000,000	Russian Federal Bond-OFZ, Series 6207, 8.150%, 2/03/2027, (RUB)	1,312,009
63,000,000	Russian Federal Bond-OFZ, Series 6208, 7.500%, 2/27/2019, (RUB)	1,107,104

		2,419,113

	Singapore — 0.2%
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(e)	496,976

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Singapore — continued
$2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(e)	$2,012,020

		2,508,996

	South Africa — 0.2%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	877,455
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	538,225
15,980,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(e)	979,618

		2,395,298

	Spain — 0.4%
800,000	Gas Natural Fenosa Finance BV, (fixed rate to 4/24/2024, variable rate thereafter), 3.375% , (EUR)(f)	831,332
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(e)	790,571
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(e)	469,686
1,825,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(e)	2,167,047
800,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(e)	1,044,091
345,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	367,819

		5,670,546

	Supranationals — 0.2%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(e)	1,188,333
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(e)	876,151
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(e)	1,116,295

		3,180,779

	Sweden — 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(e)	326,696

	Switzerland — 0.1%
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(e)	1,120,052
740,000	Holcim Finance Luxembourg S.A., EMTN, 2.250%, 5/26/2028, (EUR)(e)	827,080
200,000	LafargeHolcim Finance U.S. LLC, 3.500%, 9/22/2026, 144A	193,566

		2,140,698

	Thailand — 0.1%
1,010,000	Siam Commercial Bank PCL, 3.500%, 4/07/2019, 144A(e)	1,030,532
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A(e)	967,606

		1,998,138

	Trinidad — 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	413,548

	Turkey — 0.1%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	788,323

	Ukraine — 0.0%
575,000	Kernel Holding S.A., 8.750%, 1/31/2022, 144A	595,125

	United Arab Emirates — 0.1%
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A(e)	861,900

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Arab Emirates — continued
$200,000	DP World Ltd., EMTN, 3.250%, 5/18/2020	$202,800
600,000	JAFZ Sukuk 2019 Ltd., 7.000%, 6/19/2019	655,620

		1,720,320

	United Kingdom — 0.7%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	600,000
1,100,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 6.625%(f)	1,097,026
400,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 7.000%, (GBP)(f)	499,281
585,000	BP Capital Markets PLC, 3.216%, 11/28/2023(e)	587,998
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(e)	302,329
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875%(f)	601,725
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(e)	442,470
150,000	Imperial Brands Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	203,935
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(e)	410,480
1,020,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500%(f)	1,078,752
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	582,479
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(e)	1,194,415
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500%(f)	936,586
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(e)	349,239
250,000	Standard Chartered PLC, EMTN, (fixed rate to 10/21/2020, variable rate thereafter), 4.000%, 10/21/2025, (EUR)(e)	282,853
600,000	United Kingdom Gilt, 2.000%, 9/07/2025, (GBP)(e)	817,507
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	143,018
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	144,804
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)(e)	125,290

		10,400,187

	United States — 16.6%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	18,195
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,957,430
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,736,275
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	8,000,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	766,419
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	139,320
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,052,000
2,542,120	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,624,739
555,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	568,181
165,125	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	170,176
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	6,035,448
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	282,988
400,000	Antero Resources Corp., 5.125%, 12/01/2022	405,250

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$175,000	Antero Resources Corp., 5.375%, 11/01/2021	$179,741
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	3,128,850
150,000	Arconic, Inc., 5.900%, 2/01/2027	160,583
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,458,548
3,960,000	AT&T, Inc., 4.125%, 2/17/2026	4,015,832
495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	467,156
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,061,654
95,000	Avon Products, Inc., 8.950%, 3/15/2043	83,885
200,000	Bank of America Corp., 5.490%, 3/15/2019	211,675
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,154,321
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	116,773
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	51,625
71,000	California Resources Corp., 5.500%, 9/15/2021	52,540
10,000	California Resources Corp., 6.000%, 11/15/2024	7,000
990,000	California Resources Corp., 8.000%, 12/15/2022, 144A	804,375
880,000	CenturyLink, Inc., 6.450%, 6/15/2021	934,903
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	448,162
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	53,350
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	534,856
360,000	Chemours Co. (The), 6.625%, 5/15/2023	381,600
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,889,000
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	286,650
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	480,150
190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	189,762
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	94,763
7,030,000	Chesapeake Energy Corp., 8.000%, 12/15/2022, 144A	7,363,925
780,000	Chevron Corp., 2.419%, 11/17/2020(e)	787,585
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,698,400
525,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	550,594
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	515,336
2,913,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	2,934,847
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	159,650
480,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	460,800
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	285,437
30,175	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020	31,081
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,044,094
255,000	Continental Resources, Inc., 3.800%, 6/01/2024	237,150
50,000	Continental Resources, Inc., 4.500%, 4/15/2023	48,656
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	353,089
1,335,000	CSC Holdings LLC, 10.875%, 10/15/2025, 144A	1,605,337
155,000	Cummins, Inc., 5.650%, 3/01/2098	164,405
260,000	Delphi Automotive PLC, 1.600%, 9/15/2028, (EUR)	272,034
147,566	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	168,963
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,188,761

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$475,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	$517,836
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	43,167
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	56,580
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,271
300,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	308,613
395,000	DISH DBS Corp., 5.000%, 3/15/2023	396,975
1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	1,570,124
190,000	DPL, Inc., 6.750%, 10/01/2019	199,500
310,000	DR Horton, Inc., 4.375%, 9/15/2022	326,292
575,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	701,202
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	592,781
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	441,517
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	176,438
40,000	Ford Motor Co., 4.346%, 12/08/2026	40,789
685,000	Ford Motor Co., 5.291%, 12/08/2046	683,424
25,000	Ford Motor Co., 6.375%, 2/01/2029	28,616
50,000	Ford Motor Co., 6.625%, 2/15/2028	58,082
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,481,201
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,065
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,986,470
1,600,000	Ford Motor Credit Co. LLC, 3.588%, 6/02/2020, (AUD)(e)	1,234,978
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,033,174
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(c)(g)	1,028,512
2,370,000	Freeport-McMoRan, Inc., 3.875%, 3/15/2023	2,179,499
210,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	182,700
2,475,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	2,094,469
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	715,787
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	544,600
205,000	FTS International, Inc., 6.250%, 5/01/2022	176,813
275,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	279,812
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	51,392
740,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(e)(f)	780,700
310,000	General Motors Co., 5.200%, 4/01/2045	303,866
5,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/2018	5,025,550
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	241,836
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	993,830
170,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	139,825
130,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	108,225
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,455,126
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	132,941
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	249,911
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	480,565
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)(e)	611,949
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,831,888
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	179,850

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$70,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(h)	$70,054
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,079,375
20,000	HCA, Inc., 4.750%, 5/01/2023	20,850
225,000	HCA, Inc., 7.050%, 12/01/2027	247,219
820,000	HCA, Inc., 7.500%, 11/06/2033	896,875
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,708,125
395,000	HCA, Inc., 8.360%, 4/15/2024	465,606
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	219,131
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	82,594
855,000	Hecla Mining Co., 6.875%, 5/01/2021	874,237
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	504,581
310,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	158,100
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	506,825
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(e)	1,458,200
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	474,509
640,000	International Lease Finance Corp., 5.875%, 8/15/2022	712,882
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,346,864
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	765,487
145,000	iStar, Inc., 4.875%, 7/01/2018	145,906
3,460,000	iStar, Inc., 5.000%, 7/01/2019	3,481,625
200,000	iStar, Inc., 7.125%, 2/15/2018	207,000
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	36,600
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,850
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,124,540
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(g)	12,113
110,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	97,213
165,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	136,950
1,665,000	KB Home, 8.000%, 3/15/2020	1,848,150
2,805,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	3,218,737
140,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	144,900
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	337,425
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	773,300
20,000	Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	17,386
165,000	Masco Corp., 6.500%, 8/15/2032	194,735
865,000	Masco Corp., 7.750%, 8/01/2029	1,112,178
410,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	420,250
965,000	Micron Technology, Inc., 5.500%, 2/01/2025	1,001,187
1,230,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	1,294,575
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,476,475
825,000	Morgan Stanley, 2.125%, 4/25/2018	828,151
220,000	Morgan Stanley, 2.500%, 1/24/2019	222,170
450,000	Morgan Stanley, 3.950%, 4/23/2027	445,675
725,000	Morgan Stanley, 5.750%, 1/25/2021	804,791
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,253,292

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	$713,851
25,000	MPLX LP, 4.500%, 7/15/2023	26,001
95,000	MPLX LP, 4.875%, 6/01/2025	99,511
3,000,000	Navient Corp., 5.000%, 10/26/2020	2,992,500
95,000	Navient Corp., 5.875%, 10/25/2024	88,617
1,600(†††††)	Navient Corp., 6.000%, 12/15/2043	36,155
715,000	Navient Corp., MTN, 6.125%, 3/25/2024	681,037
10,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	10,038
175,000	Navient LLC, 4.875%, 6/17/2019	179,156
915,000	Navient LLC, 5.500%, 1/25/2023	873,825
40,000	Navient LLC, MTN, 4.625%, 9/25/2017	40,300
60,000	Navient LLC, MTN, 5.500%, 1/15/2019	62,160
415,000	Navient LLC, MTN, 7.250%, 1/25/2022	430,957
2,560,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(c)(g)	1,990,400
360,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	383,400
4,457,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,223,007
525,000	New Albertson’s, Inc., 7.750%, 6/15/2026	511,875
5,710,000	New Albertson’s, Inc., 8.000%, 5/01/2031	5,524,425
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,088,900
1,265,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,132,175
365,000	Newell Brands, Inc., 4.000%, 12/01/2024	376,966
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	68,494
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	22,400
1,019,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,049,560
120,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	122,100
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	2,283,622
420,000	Old Republic International Corp., 4.875%, 10/01/2024	446,242
3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,909,225
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	27,991
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	56,925
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	146,650
535,000	Owens Corning, 7.000%, 12/01/2036	654,398
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	3,009,475
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	529,200
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	804,625
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	246,950
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	279,411
145,000	QEP Resources, Inc., 5.375%, 10/01/2022	142,825
65,000	QEP Resources, Inc., 6.875%, 3/01/2021	69,063
255,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	250,537
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,408,425
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	616,687
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	412,500
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	56,250
476,000	Qwest Corp., 6.875%, 9/15/2033	473,982
115,000	Qwest Corp., 7.250%, 9/15/2025	125,697

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$37,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	$37,555
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	208,250
230,000	Range Resources Corp., 4.875%, 5/15/2025	220,225
850,000	Range Resources Corp., 5.000%, 8/15/2022, 144A	841,500
220,000	Range Resources Corp., 5.000%, 3/15/2023, 144A	216,700
1,075,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,143,126
230,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	238,912
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(e)	965,488
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	26,047
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	678,400
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	458,850
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	792,300
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, 144A, (EUR)	148,979
2,495,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,516,831
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	351,450
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	136,988
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,481,131
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,693,600
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,758,700
120,000	Sprint Corp., 7.125%, 6/15/2024	128,100
2,840,000	Sprint Corp., 7.875%, 9/15/2023	3,145,300
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,895,450
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,481,025
520,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	520,796
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	98,250
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,166,200
820,000	Textron, Inc., 5.950%, 9/21/2021	912,600
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	81,566
565,000	Time Warner Cable LLC, 5.250%, 7/15/2042, (GBP)(e)	835,215
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	87,172
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,157,192
171,000	TransDigm, Inc., 6.500%, 7/15/2024	173,351
185,000	TransDigm, Inc., 6.500%, 5/15/2025	186,619
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,864,950
90,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	92,025
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,150
870,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	767,775
1,200,287	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(e)(i)	1,171,028
3,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	2,980,899
4,710,000	U.S. Treasury Note, 0.875%, 6/15/2019	4,664,370
3,460,000	U.S. Treasury Note, 1.750%, 11/30/2021(e)	3,437,430
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	658,350
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	3,028,200
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,746,987
106,000	United Rentals North America, Inc., 7.625%, 4/15/2022	110,373

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,940,000	United States Steel Corp., 6.650%, 6/01/2037	$1,716,900
690,000	United States Steel Corp., 7.375%, 4/01/2020	741,750
770,000	United States Steel Corp., 7.500%, 3/15/2022	799,837
108,330	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	120,683
56,645	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	61,177
405,224	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	425,485
230,000	USG Corp., 8.250%, 1/15/2018	240,925
25,000	Viacom, Inc., 4.375%, 3/15/2043	21,669
180,000	Viacom, Inc., 4.850%, 12/15/2034	174,143
395,000	Viacom, Inc., 5.250%, 4/01/2044	387,402
145,000	Viacom, Inc., 5.850%, 9/01/2043	152,718
1,380,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	1,512,825
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	72,486
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	414,201
1,060,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	1,057,350
590,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	584,100
130,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	129,350
55,000	Windstream Services LLC, 7.500%, 6/01/2022	53,625
1,955,000	Windstream Services LLC, 7.500%, 4/01/2023	1,837,700
1,105,000	Windstream Services LLC, 7.750%, 10/01/2021	1,088,425

		255,370,394

	Total Non-Convertible Bonds (Identified Cost $432,577,953)	455,822,113

Convertible Bonds — 0.9%
	United States — 0.9%
105,000	CalAmp Corp., 1.625%, 5/15/2020	104,213
190,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	178,362
4,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,940
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	62,138
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	241,425
2,290,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	2,766,606
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	738,025
275,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	259,875
603,000	Intel Corp., 3.250%, 8/01/2039	1,053,366
1,000,000	KB Home, 1.375%, 2/01/2019	1,024,375
1,690,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,607,663
2,095,000	Old Republic International Corp., 3.750%, 3/15/2018	2,787,659
1,450,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	1,630,344
1,650,000	Rovi Corp., 0.500%, 3/01/2020	1,602,331
40,000	RPM International, Inc., 2.250%, 12/15/2020	48,125
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	109,294

	Total Convertible Bonds (Identified Cost $11,770,203)	14,217,741

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Municipals — 0.0%
	United States — 0.0%
$155,000	State of Illinois, 5.100%, 6/01/2033	$141,425
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	108,942

	Total Municipals (Identified Cost $252,205)	250,367

	Total Bonds and Notes (Identified Cost $444,600,361)	470,290,221

Senior Loans — 0.0%
	United States — 0.0%
2,121	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(h)	2,153
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(h)	119,400

	Total Senior Loans (Identified Cost $124,343)	121,553

Shares
Preferred Stocks — 0.1%
Convertible Preferred Stocks — 0.1%
	United States — 0.1%
460	Chesapeake Energy Corp., 5.000%	29,440
736	Chesapeake Energy Corp., 5.750%	476,560
40	Chesapeake Energy Corp., 5.750%	25,900
84	Chesapeake Energy Corp., Series A, 5.750% 144A	54,390
5,544	El Paso Energy Capital Trust I, 4.750%	277,200

	Total Convertible Preferred Stocks (Identified Cost $714,389)	863,490

Non-Convertible Preferred Stock — 0.0%
	United States — 0.0%
2,585	Arconic, Inc., 5.375% (Identified Cost $125,173)	106,114

	Total Preferred Stocks (Identified Cost $839,562)	969,604

Principal Amount (‡)
Short-Term Investments — 2.7%
$5,985,000	Federal Home Loan Bank Discount Notes, 0.550%, 4/04/2017(k)	5,984,887
4,015,000	Federal Home Loan Bank Discount Notes, 0.560%, 4/10/2017(k)	4,014,462
6,199	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $6,199 on 4/03/2017 collateralized by $6,300 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $6,336 including accrued interest (Note 2 of Notes to Financial Statements)	6,199

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — continued
$30,936,259	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $30,936,826 on 4/03/2017 collateralized by $15,715,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $15,333,251; $16,260,000 U.S. Treasury Note, 1.750% due 11/30/2021 valued at $16,224,732 including accrued interest (Note 2 of Notes to Financial Statements)	$30,936,259

	Total Short-Term Investments (Identified Cost $40,941,622)	40,941,807

	Total Investments — 99.4% (Identified Cost $1,302,951,633)(a)	1,530,273,661
	Other assets less liabilities — 0.6%	9,075,956

	Net Assets — 100.0%	$1,539,349,617

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(‡‡)	Security held in units. One unit represents a principal amount of 100. Amount shown represents principal amount including inflation adjustments.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2017, the net unrealized appreciation on investments based on a cost of $1,303,806,307 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$240,314,908
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,847,554)

	Net unrealized appreciation	$226,467,354

(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $159,909 or less than 0.01% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(f)	Perpetual bond with no specified maturity date.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $3,031,025 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.
(h)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(i)	Treasury Inflation Protected Security (TIPS).
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $115,580,737 or 7.5% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	New Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/21/2017	Australian Dollar	3,428,000	$2,615,273	$(22,868)
Sell[2]	6/21/2017	Brazilian Real	11,000,000	3,452,006	(19,868)
Buy[1]	6/21/2017	British Pound	2,370,000	2,974,919	85,640
Sell[1]	6/21/2017	Canadian Dollar	22,630,000	17,035,155	(267,783)
Buy[3]	6/21/2017	Euro	31,475,000	33,701,409	290,854
Buy[3]	6/21/2017	Euro	3,250,000	3,479,891	(48,167)
Sell[4]	6/21/2017	Hungarian Forint	664,945,000	2,304,740	30,683
Sell[1]	6/21/2017	Indonesian Rupiah	39,600,000,000	2,946,677	(11,605)
Buy[1]	6/21/2017	Japanese Yen	2,486,500,000	22,402,232	630,514
Sell[5]	6/21/2017	Mexican Peso	136,000,000	7,178,243	(404,222)
Sell[1]	6/21/2017	New Zealand Dollar	8,162,000	5,710,268	(15,991)
Sell[5]	6/21/2017	Norwegian Krone	4,200,000	489,548	8,531
Buy[6]	6/21/2017	Polish Zloty	14,420,000	3,633,796	(15,601)
Sell[6]	6/21/2017	Polish Zloty	14,420,000	3,633,795	(103,375)
Sell[5]	6/21/2017	South African Rand	13,500,000	992,825	20,964
Sell[5]	6/21/2017	Swedish Krona	3,100,000	347,261	(747)

Total					$156,959

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

At March 31, 2017, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency			Unrealized Appreciation (Depreciation)
6/21/2017	Norwegian Krone	14,180,000	Euro	[1]	1,581,733	$40,812

1 Counterparty is Credit Suisse International

2 Counterparty is Bank of America, N.A.

3 Counterparty is Morgan Stanley & Co.

4 Counterparty is HSBC Bank USA

5 Counterparty is UBS AG

6 Counterparty is Citibank N.A.

Industry Summary at March 31, 2017 (Unaudited)

Internet Software & Services	9.5%
Capital Markets	5.8
Treasuries	5.1
Chemicals	4.6
Insurance	4.4
IT Services	4.2
Specialty Retail	4.1
Banking	3.8
Banks	3.6
Aerospace & Defense	3.5
Internet & Direct Marketing Retail	3.1
Hotels, Restaurants & Leisure	2.6
Media	2.5
Food Products	2.4
Industrial Conglomerates	2.3
Household Durables	2.1
Building Products	2.0
Other Investments, less than 2% each	31.1
Short-Term Investments	2.7

Total Investments	99.4
Other assets less liabilities (including forward foreign currency contracts)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Currency Exposure Summary at March 31, 2017 (Unaudited)

United States Dollar	74.5%
Swiss Franc	4.6
Euro	4.4
British Pound	3.5
Canadian Dollar	2.5
Swedish Krona	2.4
Hong Kong Dollar	2.2
Other, less than 2% each	5.3

Total Investments	99.4
Other assets less liabilities (including forward foreign currency contracts)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.2% of Net Assets
	Air Freight & Logistics — 5.5%
2,965,330	Expeditors International of Washington, Inc.	$167,511,492
1,265,806	United Parcel Service, Inc., Class B	135,820,984

		303,332,476

	Beverages — 6.7%
3,937,224	Coca-Cola Co. (The)	167,095,786
4,420,816	Monster Beverage Corp.(b)	204,109,075

		371,204,861

	Biotechnology — 4.7%
680,513	Amgen, Inc.	111,651,768
378,198	Regeneron Pharmaceuticals, Inc.(b)	146,555,507

		258,207,275

	Capital Markets — 4.6%
590,786	FactSet Research Systems, Inc.	97,426,519
3,075,474	SEI Investments Co.	155,126,909

		252,553,428

	Communications Equipment — 5.2%
8,432,855	Cisco Systems, Inc.	285,030,499

	Consumer Finance — 1.4%
1,012,913	American Express Co.	80,131,547

	Energy Equipment & Services — 2.2%
1,580,331	Schlumberger Ltd.	123,423,851

	Food Products — 3.2%
12,776,835	Danone S.A., Sponsored ADR	174,914,871

	Health Care Equipment & Supplies — 2.5%
440,327	Varex Imaging Corp.(b)	14,794,987
1,342,060	Varian Medical Systems, Inc.(b)	122,301,928

		137,096,915

	Health Care Technology — 2.3%
2,114,709	Cerner Corp.(b)	124,450,625

	Hotels, Restaurants & Leisure — 2.8%
2,192,321	Yum China Holdings, Inc.(b)	59,631,131
1,446,190	Yum! Brands, Inc.	92,411,541

		152,042,672

	Household Products — 3.2%
1,975,894	Procter & Gamble Co. (The)	177,534,076

	Internet & Direct Marketing Retail — 7.5%
465,988	Amazon.com, Inc.(b)	413,117,002

	Internet Software & Services — 17.7%
2,521,403	Alibaba Group Holding Ltd., Sponsored ADR(b)	271,882,885
190,769	Alphabet, Inc., Class A(b)	161,733,958
191,284	Alphabet, Inc., Class C(b)	158,681,555

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Shares	Description	Value (†)
	Internet Software & Services — continued
2,694,795	Facebook, Inc., Class A(b)	$382,795,630

		975,094,028

	IT Services — 5.8%
493,625	Automatic Data Processing, Inc.	50,542,264
3,049,559	Visa, Inc., Class A	271,014,308

		321,556,572

	Machinery — 2.5%
1,274,607	Deere & Co.	138,753,718

	Pharmaceuticals — 6.0%
1,166,022	Merck & Co., Inc.	74,089,038
1,446,246	Novartis AG, Sponsored ADR	107,412,690
4,342,688	Novo Nordisk AS, Sponsored ADR	148,867,345

		330,369,073

	Semiconductors & Semiconductor Equipment — 4.0%
333,163	Analog Devices, Inc.	27,302,708
3,342,553	QUALCOMM, Inc.	191,661,989

		218,964,697

	Software — 10.4%
2,114,654	Autodesk, Inc.(b)	182,854,131
2,256,911	Microsoft Corp.	148,640,158
5,460,406	Oracle Corp.	243,588,712

		575,083,001

	Total Common Stocks (Identified Cost $4,714,184,986)	5,412,861,187

Principal Amount
Short-Term Investments — 1.4%
$79,766,002	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $79,767,464 on 4/03/2017 collateralized by $79,865,000 U.S. Treasury Note, 2.250% due 7/31/2021 valued at $81,364,705 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $79,766,002)	79,766,002

	Total Investments — 99.6% (Identified Cost $4,793,950,988)(a)	5,492,627,189
	Other assets less liabilities — 0.4%	19,341,403

	Net Assets — 100.0%	$5,511,968,592

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Growth Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $4,793,950,988 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$770,502,624
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(71,826,423)

	Net unrealized appreciation	$698,676,201

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2017 (Unaudited)

Internet Software & Services	17.7%
Software	10.4
Internet & Direct Marketing Retail	7.5
Beverages	6.7
Pharmaceuticals	6.0
IT Services	5.8
Air Freight & Logistics	5.5
Communications Equipment	5.2
Biotechnology	4.7
Capital Markets	4.6
Semiconductors & Semiconductor Equipment	4.0
Household Products	3.2
Food Products	3.2
Hotels, Restaurants & Leisure	2.8
Machinery	2.5
Health Care Equipment & Supplies	2.5
Health Care Technology	2.3
Energy Equipment & Services	2.2
Consumer Finance	1.4
Short-Term Investments	1.4

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 3.5%
76,670	Northrop Grumman Corp.	$18,235,193
220,264	United Technologies Corp.	24,715,823

		42,951,016

	Automobiles — 1.0%
207,262	Harley-Davidson, Inc.	12,539,351

	Banks — 14.1%
1,453,505	Bank of America Corp.	34,288,183
376,182	Citigroup, Inc.	22,503,207
542,992	Fifth Third Bancorp	13,791,997
469,913	JPMorgan Chase & Co.	41,277,158
220,821	PNC Financial Services Group, Inc. (The)	26,551,517
616,366	Wells Fargo & Co.	34,306,932

		172,718,994

	Beverages — 1.4%
157,642	PepsiCo, Inc.	17,633,834

	Building Products — 1.7%
490,862	Johnson Controls International PLC	20,675,107

	Capital Markets — 2.4%
132,893	Ameriprise Financial, Inc.	17,233,564
156,649	State Street Corp.	12,470,827

		29,704,391

	Chemicals — 1.6%
237,188	E.I. du Pont de Nemours & Co.	19,053,312

	Communications Equipment — 3.5%
646,362	Cisco Systems, Inc.	21,847,036
185,197	Harris Corp.	20,606,870

		42,453,906

	Construction Materials — 1.1%
112,572	Vulcan Materials Co.	13,562,675

	Consumer Finance — 2.4%
163,342	American Express Co.	12,921,986
234,242	Discover Financial Services	16,019,810

		28,941,796

	Containers & Packaging — 1.2%
347,737	Sealed Air Corp.	15,154,379

	Diversified Telecommunication Services — 1.3%
321,123	Verizon Communications, Inc.	15,654,746

	Electric Utilities — 3.0%
144,763	NextEra Energy, Inc.	18,583,226
278,807	PG&E Corp.	18,501,633

		37,084,859

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Electrical Equipment — 1.1%
179,760	Eaton Corp. PLC	$13,329,204

	Energy Equipment & Services — 2.5%
140,703	Baker Hughes, Inc.	8,416,853
441,347	Halliburton Co.	21,718,686

		30,135,539

	Food & Staples Retailing — 1.3%
200,518	CVS Health Corp.	15,740,663

	Food Products — 1.4%
405,755	Mondelez International, Inc., Class A	17,479,925

	Health Care Equipment & Supplies — 3.5%
433,487	Abbott Laboratories	19,251,157
295,853	Medtronic PLC	23,833,918

		43,085,075

	Health Care Providers & Services — 3.9%
110,847	Aetna, Inc.	14,138,535
57,899	Humana, Inc.	11,935,300
135,648	UnitedHealth Group, Inc.	22,247,628

		48,321,463

	Household Durables — 1.2%
310,127	Newell Brands, Inc.	14,628,691

	Industrial Conglomerates — 1.6%
157,085	Honeywell International, Inc.	19,615,204

	Insurance — 7.1%
322,536	American International Group, Inc.	20,135,923
411,266	FNF Group	16,014,698
342,701	MetLife, Inc.	18,101,467
142,149	Travelers Cos., Inc. (The)	17,134,640
342,997	Unum Group	16,083,129

		87,469,857

	Internet & Direct Marketing Retail — 1.0%
591,791	Liberty Interactive Corp./QVC Group, Class A(b)	11,847,656

	IT Services — 1.4%
69,750	Alliance Data Systems Corp.	17,367,750

	Machinery — 1.3%
253,362	Pentair PLC	15,906,066

	Media — 2.2%
730,682	Comcast Corp., Class A	27,466,336

	Multiline Retail — 1.1%
189,798	Dollar General Corp.	13,234,615

	Oil, Gas & Consumable Fuels — 6.8%
312,897	Anadarko Petroleum Corp.	19,399,614
222,076	Chevron Corp.	23,844,300

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
230,303	Hess Corp.	$11,102,908
331,477	Marathon Petroleum Corp.	16,752,847
226,957	Royal Dutch Shell PLC, Sponsored ADR	11,967,443

		83,067,112

	Pharmaceuticals — 6.1%
73,445	Allergan PLC	17,547,479
158,428	Eli Lilly & Co.	13,325,379
283,931	Merck & Co., Inc.	18,040,976
769,984	Pfizer, Inc.	26,341,153

		75,254,987

	Real Estate Management & Development — 1.1%
392,756	CBRE Group, Inc., Class A(b)	13,663,981

	REITs – Diversified — 1.9%
241,806	Outfront Media, Inc.	6,419,949
493,721	Weyerhaeuser Co.	16,776,640

		23,196,589

	Road & Rail — 1.4%
151,752	Norfolk Southern Corp.	16,991,671

	Semiconductors & Semiconductor Equipment — 1.4%
289,421	QUALCOMM, Inc.	16,595,400

	Software — 4.9%
390,142	Microsoft Corp.	25,694,752
481,154	Oracle Corp.	21,464,280
409,174	Symantec Corp.	12,553,458

		59,712,490

	Specialty Retail — 1.1%
92,302	Advance Auto Parts, Inc.	13,684,695

	Technology Hardware, Storage & Peripherals — 2.4%
161,912	Apple, Inc.	23,260,278
201,697	Diebold Nixdorf, Inc.	6,192,098

		29,452,376

	Tobacco — 1.6%
175,455	Philip Morris International, Inc.	19,808,870

	Wireless Telecommunication Services — 0.8%
390,230	Vodafone Group PLC, Sponsored ADR	10,313,779

	Total Common Stocks (Identified Cost $899,842,930)	1,205,498,360

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Value Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 0.6%
$7,658,318	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $7,658,458 on 4/03/2017 collateralized by $8,085,000 U.S. Treasury Note, 1.125% due 9/30/2021 valued at $7,811,501 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,658,318)	$7,658,318

	Total Investments — 98.9% (Identified Cost $907,501,248)(a)	1,213,156,678
	Other assets less liabilities — 1.1%	13,903,504

	Net Assets — 100.0%	$1,227,060,182

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $907,501,248 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$323,394,470
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,739,040)

	Net unrealized appreciation	$305,655,430

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Value Fund – (continued)

Industry Summary at March 31, 2017 (Unaudited)

Banks	14.1%
Insurance	7.1
Oil, Gas & Consumable Fuels	6.8
Pharmaceuticals	6.1
Software	4.9
Health Care Providers & Services	3.9
Health Care Equipment & Supplies	3.5
Aerospace & Defense	3.5
Communications Equipment	3.5
Electric Utilities	3.0
Energy Equipment & Services	2.5
Capital Markets	2.4
Technology Hardware, Storage & Peripherals	2.4
Consumer Finance	2.4
Media	2.2
Other Investments, less than 2% each	30.0
Short-Term Investments	0.6

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
ASSETS
Investments at cost	$1,302,951,633	$4,793,950,988	$907,501,248
Net unrealized appreciation	227,322,028	698,676,201	305,655,430

Investments at value	1,530,273,661	5,492,627,189	1,213,156,678
Cash	24,956	1,311,264	—
Due from brokers (Note 2)	230,000	—	—
Foreign currency at value (identified cost $3,651,869, $0 and $0, respectively)	3,670,675	—	—
Receivable for Fund shares sold	3,851,430	18,043,345	779,369
Receivable for securities sold	7,762,912	—	36,180,349
Collateral received for open forward foreign currency contracts (Note 4)	1,152,298	—	—
Dividends and interest receivable	6,455,292	8,319,514	969,170
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,107,998	—	—
Tax reclaims receivable	561,053	1,791,744	—
Prepaid expenses (Note 8)	634	1,544	587

TOTAL ASSETS	1,555,090,909	5,522,094,600	1,251,086,153

LIABILITIES
Payable for securities purchased	8,753,106	1,311,446	2,846,629
Payable for Fund shares redeemed	3,516,948	5,990,209	20,184,471
Unrealized depreciation on forward foreign currency contracts (Note 2)	910,227	—	—
Foreign taxes payable (Note 2)	55,184	—	—
Due to brokers (Note 2)	1,152,298	—	—
Management fees payable (Note 6)	1,020,804	2,289,816	545,575
Deferred Trustees’ fees (Note 6)	145,987	188,656	334,216
Administrative fees payable (Note 6)	58,739	205,127	48,437
Payable to distributor (Note 6d)	16,070	56,210	9,491
Other accounts payable and accrued expenses	111,929	84,544	57,152

TOTAL LIABILITIES	15,741,292	10,126,008	24,025,971

NET ASSETS	$1,539,349,617	$5,511,968,592	$1,227,060,182

NET ASSETS CONSIST OF:
Paid-in capital	$1,317,005,749	$4,760,426,747	$865,466,750
Undistributed net investment income	4,582,214	10,050,767	4,077,971
Accumulated net realized gain (loss) on investments, short sales and foreign currency transactions	(9,720,988)	42,814,877	51,860,031
Net unrealized appreciation on investments and foreign currency translations	227,482,642	698,676,201	305,655,430

NET ASSETS	$1,539,349,617	$5,511,968,592	$1,227,060,182

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities (continued)

March 31, 2017 (Unaudited)

	Global Equity and Income Fund		Growth Fund	Value Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$267,302,582		$853,040,386	$187,165,797

Shares of beneficial interest	13,614,670		69,859,617	8,523,852

Net asset value and redemption price per share	$19.63		$12.21	$21.96

Offering price per share (100/94.25 of net asset value) (Note 1)	$20.83		$12.95	$23.30

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$369,103,978		$131,987,486	$12,019,657

Shares of beneficial interest	19,001,574		11,702,162	553,163

Net asset value and offering price per share	$19.42		$11.28	$21.73

Class N shares:
Net assets	$1,028		$147,266,795	$545,155,503

Shares of beneficial interest	52		11,331,161	24,776,480

Net asset value, offering and redemption price per share	$19.73	(a)	$13.00	$22.00

Class Y shares:
Net assets	$902,942,029		$4,379,673,925	$481,864,851

Shares of beneficial interest	45,761,929		336,854,202	21,870,199

Net asset value, offering and redemption price per share	$19.73		$13.00	$22.03

Admin Class shares:
Net assets	$—		$—	$854,374

Shares of beneficial interest	—		—	38,962

Net asset value, offering and redemption price per share	$—		$—	$21.93

(a)	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
INVESTMENT INCOME
Dividends	$8,503,248	$35,731,465	$13,850,022
Interest	12,637,722	21,242	3,549
Less net foreign taxes withheld	(157,593)	(1,004,359)	(96,996)

	20,983,377	34,748,348	13,756,575

Expenses
Management fees (Note 6)	5,624,513	12,208,728	3,121,131
Service and distribution fees (Note 6)	2,283,260	1,573,508	298,620
Administrative fees (Note 6)	335,301	1,091,886	279,109
Trustees’ fees and expenses (Note 6)	33,696	75,533	40,020
Transfer agent fees and expenses (Notes 6 and 7)	675,991	2,332,298	447,868
Audit and tax services fees	109,197	19,160	19,242
Custodian fees and expenses	106,721	57,325	16,679
Legal fees	15,829	52,097	12,646
Registration fees	74,892	269,246	89,594
Shareholder reporting expenses	50,555	99,673	38,152
Miscellaneous expenses (Note 8)	45,839	79,039	36,092

Total expenses	9,355,794	17,858,493	4,399,153
Less waiver and/or expense reimbursement (Note 6)	(16)	(415)	—

Net expenses	9,355,778	17,858,078	4,399,153

Net investment income	11,627,599	16,890,270	9,357,422

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SHORT SALES AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(783,259)	43,872,065	67,428,867
Short sales	—	—	52,980
Foreign currency transactions	(5,392,241)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	48,433,547	150,958,282	50,220,541
Short sales	—	—	(2,724)
Foreign currency translations	(83,045)	—	—

Net realized and unrealized gain on investments, short sales and foreign currency transactions	42,175,002	194,830,347	117,699,664

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,802,601	$211,720,617	$127,057,086

See accompanying notes to financial statements.

41  |

Statements of Changes in Net Assets

	Global Equity and Income Fund		Growth Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$11,627,599	$17,726,830	$16,890,270	$20,422,191
Net realized gain (loss) on investments and foreign currency transactions	(6,175,500)	(11,136,128)	43,872,065	61,467,333
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	48,350,502	125,656,810	150,958,282	460,433,284

Net increase in net assets resulting from operations	53,802,601	132,247,512	211,720,617	542,322,808

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(3,289,853)	(2,081,218)	(2,940,948)	(638,700)
Class C	(1,771,656)	(533,445)	—	—
Class N	—	—	(688,493)	(27,613)
Class Y	(12,428,003)	(7,355,165)	(21,181,423)	(7,860,674)
Net realized capital gains
Class A	—	(11,445,258)	(7,024,881)	—
Class C	—	(18,956,422)	(1,227,895)	—
Class N	—	—	(992,374)	—
Class Y	—	(31,143,894)	(34,329,938)	—

Total distributions	(17,489,512)	(71,515,402)	(68,385,952)	(8,526,987)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(35,967,530)	233,875,615	974,121,100	2,522,919,151

Net increase in net assets	345,559	294,607,725	1,117,455,765	3,056,714,972
NET ASSETS
Beginning of the period	1,539,004,058	1,244,396,333	4,394,512,827	1,337,797,855

End of the period	$1,539,349,617	$1,539,004,058	$5,511,968,592	$4,394,512,827

UNDISTRIBUTED NET INVESTMENT INCOME	$4,582,214	$10,444,127	$10,050,767	$17,971,361

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets (continued)

	Value Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$9,357,422	$27,575,585
Net realized gain on investments and short sales	67,481,847	20,497,235
Net change in unrealized appreciation (depreciation) on investments and securities sold short	50,217,817	85,543,390

Net increase in net assets resulting from operations	127,057,086	133,616,210

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(3,300,870)	(1,396,913)
Class C	(110,502)	(62,920)
Class N	(10,337,308)	(9,650,934)
Class Y	(10,883,174)	(10,292,470)
Admin Class	—	(1,221,354)
Net realized capital gains
Class A	(4,790,308)	(25,901,132)
Class B(a)	—	(7,739)
Class C	(300,799)	(3,063,203)
Class N	(12,741,866)	(118,136,122)
Class Y	(14,291,711)	(138,382,558)
Admin Class	(20,087)	(18,149,180)

Total distributions	(56,776,625)	(326,264,525)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(100,251,205)	(11,555,512)

Net decrease in net assets	(29,970,744)	(204,203,827)
NET ASSETS
Beginning of the period	1,257,030,926	1,461,234,753

End of the period	$1,227,060,182	$1,257,030,926

UNDISTRIBUTED NET INVESTMENT INCOME	$4,077,971	$19,352,403

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

43  |

Financial Highlights

For a share outstanding throughout each period.

	Global Equity and Income Fund—Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$19.17		$18.45	$19.77	$18.57	$17.07		$14.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.24	0.21	0.28	0.32	(b)	0.35	(c)
Net realized and unrealized gain (loss)	0.55		1.47	(0.37)	1.49	1.45		2.71

Total from Investment Operations	0.70		1.71	(0.16)	1.77	1.77		3.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.15)	(0.20)	(0.33)	(0.27)		(0.23)
Net realized capital gains	—		(0.84)	(0.96)	(0.24)	—		—

Total Distributions	(0.24)		(0.99)	(1.16)	(0.57)	(0.27)		(0.23)

Net asset value, end of the period	$19.63		$19.17	$18.45	$19.77	$18.57		$17.07

Total return(d)	3.70	%(e)	9.64%	(0.91)%	9.62%	10.54	%(b)	21.75	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$267,303		$280,263	$246,371	$237,167	$251,211		$216,209
Net expenses	1.19	%(f)	1.17%	1.18%	1.17%	1.18%		1.21%
Gross expenses	1.19	%(f)	1.17%	1.18%	1.17%	1.18%		1.21%
Net investment income	1.62	%(f)	1.32%	1.06%	1.46%	1.82	%(b)	2.16	%(c)
Portfolio turnover rate	19%		43%	48%	49%	58%		29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27, total return would have been 10.25% and the ratio of net investment income to average net assets would have been 1.51%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 21.46% and the ratio of net investment income to average net assets would have been 1.93%.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Equity and Income Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$18.89		$18.19	$19.51	$18.36	$16.90		$14.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.10	0.06	0.14	0.19	(b)	0.22	(c)
Net realized and unrealized gain (loss)	0.54		1.46	(0.36)	1.45	1.45		2.70

Total from Investment Operations	0.62		1.56	(0.30)	1.59	1.64		2.92

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.02)	(0.06)	(0.20)	(0.18)		(0.12)
Net realized capital gains	—		(0.84)	(0.96)	(0.24)	—		—

Total Distributions	(0.09)		(0.86)	(1.02)	(0.44)	(0.18)		(0.12)

Net asset value, end of the period	$19.42		$18.89	$18.19	$19.51	$18.36		$16.90

Total return(d)	3.28	%(e)	8.88%	(1.66)%	8.72%	9.77	%(b)	20.83	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$369,104		$423,350	$393,416	$377,001	$340,561		$251,366
Net expenses	1.94	%(f)	1.92%	1.93%	1.92%	1.93%		1.96%
Gross expenses	1.94	%(f)	1.92%	1.93%	1.92%	1.93%		1.96%
Net investment income	0.88	%(f)	0.57%	0.31%	0.71%	1.07	%(b)	1.40	%(c)
Portfolio turnover rate	19%		43%	48%	49%	58%		29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13, total return would have been 9.41% and the ratio of net investment income to average net assets would have been 0.76%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 20.55% and the ratio of net investment income to average net assets would have been 1.18%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Global Equity and Income Fund—Class N
Period Ended March 31, 2017* (Unaudited)
Net asset value, beginning of the period	$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	0.50

Total from Investment Operations	0.53

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$19.73

Total return(b)(c)	2.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.72%
Gross expenses(e)	10.61%
Net investment income(e)	0.92%
Portfolio turnover rate	19%

*	From commencement of Class operations on February 1, 2017 through March 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Equity and Income Fund—Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$19.29		$18.55	$19.89	$18.68	$17.15		$14.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.29	0.25	0.33	0.37	(b)	0.40	(c)
Net realized and unrealized gain (loss)	0.54		1.49	(0.37)	1.49	1.47		2.71

Total from Investment Operations	0.72		1.78	(0.12)	1.82	1.84		3.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.20)	(0.26)	(0.37)	(0.31)		(0.27)
Net realized capital gains	—		(0.84)	(0.96)	(0.24)	—		—

Total Distributions	(0.28)		(1.04)	(1.22)	(0.61)	(0.31)		(0.27)

Net asset value, end of the period	$19.73		$19.29	$18.55	$19.89	$18.68		$17.15

Total return	3.84	%(d)	9.97%	(0.72)%	9.87%	10.90	%(b)	21.96	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$902,942		$835,391	$604,609	$633,057	$570,694		$460,103
Net expenses	0.94	%(e)	0.92%	0.93%	0.92%	0.93%		0.96%
Gross expenses	0.94	%(e)	0.92%	0.93%	0.92%	0.93%		0.96%
Net investment income	1.84	%(e)	1.58%	1.30%	1.69%	2.07	%(b)	2.44	%(c)
Portfolio turnover rate	19%		43%	48%	49%	58%		29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.31, total return would have been 10.60% and the ratio of net investment income to average net assets would have been 1.76%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.36, total return would have been 21.75% and the ratio of net investment income to average net assets would have been 2.20%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$11.96		$9.90	$9.45		$8.07	$6.50	$5.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.06	0.05		0.05	0.04	0.04
Net realized and unrealized gain (loss)	0.38		2.05	0.45		1.34	1.59	1.23

Total from Investment Operations	0.41		2.11	0.50		1.39	1.63	1.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.05)	(0.05)		(0.01)	(0.06)	(0.01)
Net realized capital gains	(0.11)		—	—		—	—	—

Total Distributions	(0.16)		(0.05)	(0.05)		(0.01)	(0.06)	(0.01)

Net asset value, end of the period	$12.21		$11.96	$9.90		$9.45	$8.07	$6.50

Total return(b)	3.48	%(c)	21.32%	5.30%		17.23%	25.23%	24.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$853,040		$729,989	$122,203		$63,682	$50,248	$33,663
Net expenses	0.92	%(d)	0.92%	0.92%		0.94%	1.03%	1.07%
Gross expenses	0.92	%(d)	0.92%	0.92%		0.94%	1.03%	1.07%
Net investment income	0.50	%(d)	0.58%	0.45%		0.55%	0.57%	0.61%
Portfolio turnover rate	7%		11%	27	%(e)	14%	6%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$11.06		$9.18	$8.79		$7.55	$6.09	$4.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.02)	(0.03)		(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.34		1.90	0.42		1.26	1.48	1.16

Total from Investment Operations	0.33		1.88	0.39		1.24	1.47	1.15

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—	(0.01)	—
Net realized capital gains	(0.11)		—	—		—	—	—

Total Distributions	(0.11)		—	—		—	(0.01)	—

Net asset value, end of the period	$11.28		$11.06	$9.18		$8.79	$7.55	$6.09

Total return(b)	3.05	%(c)	20.48%	4.44%		16.42%	24.21%	23.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$131,987		$109,798	$41,421		$29,837	$20,798	$10,489
Net expenses	1.67	%(d)	1.66%	1.67%		1.69%	1.78%	1.82%
Gross expenses	1.67	%(d)	1.66%	1.67%		1.69%	1.78%	1.82%
Net investment loss	(0.25	)%(d)	(0.16)%	(0.29)%		(0.20)%	(0.20)%	(0.13)%
Portfolio turnover rate	7%		11%	27	%(e)	14%	6%	16%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$12.73		$10.52	$10.01		$8.56		$7.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.10	0.08		0.05		0.03
Net realized and unrealized gain (loss)	0.40		2.18	0.49		1.42		0.95

Total from Investment Operations	0.46		2.28	0.57		1.47		0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.07)	(0.06)		(0.02)		—
Net realized capital gains	(0.11)		—	—		—		—

Total Distributions	(0.19)		(0.07)	(0.06)		(0.02)		—

Net asset value, end of the period	$13.00		$12.73	$10.52		$10.01		$8.56

Total return	3.68	%(b)	21.75%	5.65	%(c)	17.21	%(c)	12.93	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$147,267		$60,765	$1		$1		$1
Net expenses	0.58	%(d)	0.58%	0.55	%(e)	0.95	%(e)	0.95	%(d)(e)
Gross expenses	0.58	%(d)	0.58%	9.82%		3.45%		3.50	%(d)
Net investment income	0.90	%(d)	0.82%	0.71%		0.52%		0.60	%(d)
Portfolio turnover rate	7%		11%	27	%(f)	14%		6%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$12.73		$10.53	$10.04		$8.57	$6.90	$5.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.10	0.07		0.08	0.05	0.06
Net realized and unrealized gain (loss)	0.40		2.16	0.49		1.42	1.69	1.30

Total from Investment Operations	0.45		2.26	0.56		1.50	1.74	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.06)	(0.07)		(0.03)	(0.07)	(0.02)
Net realized capital gains	(0.11)		—	—		—	—	—

Total Distributions	(0.18)		(0.06)	(0.07)		(0.03)	(0.07)	(0.02)

Net asset value, end of the period	$13.00		$12.73	$10.53		$10.04	$8.57	$6.90

Total return	3.61	%(b)	21.55%	5.59%		17.51%	25.49%	24.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,379,674		$3,493,961	$1,174,150		$1,004,157	$541,245	$102,688
Net expenses	0.67	%(c)	0.66%	0.67%		0.69%	0.77%	0.82%
Gross expenses	0.67	%(c)	0.66%	0.67%		0.69%	0.77%	0.82%
Net investment income	0.75	%(c)	0.82%	0.69%		0.79%	0.68%	0.87%
Portfolio turnover rate	7%		11%	27	%(d)	14%	6%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$20.73		$23.98	$28.47	$25.59		$20.86	$16.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.34	0.29	0.45	(b)	0.31	0.27
Net realized and unrealized gain (loss)	2.04		1.80	(1.58)	4.00		4.70	4.78

Total from Investment Operations	2.17		2.14	(1.29)	4.45		5.01	5.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)		(0.28)	(0.53)	(0.27)		(0.28)	(0.23)
Net realized capital gains	(0.56)		(5.11)	(2.67)	(1.30)		—	—

Total Distributions	(0.94)		(5.39)	(3.20)	(1.57)		(0.28)	(0.23)

Net asset value, end of the period	$21.96		$20.73	$23.98	$28.47		$25.59	$20.86

Total return(c)	10.59	%(d)	9.65%	(5.59)%	17.97	%(b)	24.35%	31.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$187,166		$191,909	$124,662	$580,092		$171,327	$129,572
Net expenses	0.96	%(e)	0.94%	0.95%	0.96%		0.97%	0.98%
Gross expenses	0.96	%(e)	0.94%	0.95%	0.96%		0.97%	0.98%
Net investment income	1.24	%(e)	1.65%	1.07%	1.63	%(b)	1.31%	1.45%
Portfolio turnover rate	18%		15%	20%	28%		24%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.29, total return would have been 17.02% and the ratio of net investment income to average net assets would have been 1.05%.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$20.43		$23.69	$28.14	$25.33		$20.65	$15.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.20	0.10	0.31	(b)	0.13	0.13
Net realized and unrealized gain (loss)	2.01		1.76	(1.57)	3.89		4.68	4.74

Total from Investment Operations	2.06		1.96	(1.47)	4.20		4.81	4.87

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.11)	(0.31)	(0.09)		(0.13)	(0.07)
Net realized capital gains	(0.56)		(5.11)	(2.67)	(1.30)		—	—

Total Distributions	(0.76)		(5.22)	(2.98)	(1.39)		(0.13)	(0.07)

Net asset value, end of the period	$21.73		$20.43	$23.69	$28.14		$25.33	$20.65

Total return(c)	10.18	%(d)	8.85%	(6.30)%	17.07	%(b)	23.41%	30.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,020		$11,474	$15,071	$16,958		$15,158	$9,104
Net expenses	1.71	%(e)	1.69%	1.70%	1.71%		1.72%	1.73%
Gross expenses	1.71	%(e)	1.69%	1.70%	1.71%		1.72%	1.73%
Net investment income	0.49	%(e)	0.94%	0.40%	1.15	%(b)	0.55%	0.70%
Portfolio turnover rate	18%		15%	20%	28%		24%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08, total return would have been 16.11% and the ratio of net investment income to average net assets would have been 0.28%.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$20.80		$24.09	$28.58	$25.65		$22.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.44	0.42	0.63	(b)	0.25
Net realized and unrealized gain (loss)	2.04		1.80	(1.61)	3.94		2.81

Total from Investment Operations	2.21		2.24	(1.19)	4.57		3.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)		(0.42)	(0.63)	(0.34)		—
Net realized capital gains	(0.56)		(5.11)	(2.67)	(1.30)		—

Total Distributions	(1.01)		(5.53)	(3.30)	(1.64)		—

Net asset value, end of the period	$22.00		$20.80	$24.09	$28.58		$25.65

Total return	10.81	%(c)	10.08%	(5.23)%	18.43	%(b)	13.55	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$545,156		$499,533	$554,946	$392,811		$260,643
Net expenses	0.59	%(d)	0.57%	0.57%	0.57%		0.57	%(d)
Gross expenses	0.59	%(d)	0.57%	0.57%	0.57%		0.57	%(d)
Net investment income	1.62	%(d)	2.11%	1.55%	2.28	%(b)	1.50	%(d)
Portfolio turnover rate	18%		15%	20%	28%		24%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.39, total return would have been 17.48% and the ratio of net investment income to average net assets would have been 1.43%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$20.81		$24.10	$28.58	$25.65		$20.91	$16.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.41	0.37	0.60	(b)	0.36	0.32
Net realized and unrealized gain (loss)	2.04		1.79	(1.60)	3.94		4.72	4.78

Total from Investment Operations	2.20		2.20	(1.23)	4.54		5.08	5.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)		(0.38)	(0.58)	(0.31)		(0.34)	(0.27)
Net realized capital gains	(0.56)		(5.11)	(2.67)	(1.30)		—	—

Total Distributions	(0.98)		(5.49)	(3.25)	(1.61)		(0.34)	(0.27)

Net asset value, end of the period	$22.03		$20.81	$24.10	$28.58		$25.65	$20.91

Total return	10.70	%(c)	9.92%	(5.37)%	18.27	%(b)	24.65%	32.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$481,865		$553,259	$681,109	$1,303,492		$1,513,807	$1,240,093
Net expenses	0.71	%(d)	0.69%	0.70%	0.71%		0.72%	0.73%
Gross expenses	0.71	%(d)	0.69%	0.70%	0.71%		0.72%	0.73%
Net investment income	1.50	%(d)	1.95%	1.36%	2.19	%(b)	1.56%	1.68%
Portfolio turnover rate	18%		15%	20%	28%		24%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.35, total return would have been 17.32% and the ratio of net investment income to average net assets would have been 1.28%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Admin Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$20.37		$23.81	$28.34	$25.51		$20.79	$16.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.32	0.26	0.30	(b)	0.24	0.22
Net realized and unrealized gain (loss)	2.02		1.69	(1.61)	4.07		4.71	4.77

Total from Investment Operations	2.12		2.01	(1.35)	4.37		4.95	4.99

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.34)	(0.51)	(0.24)		(0.23)	(0.20)
Net realized capital gains	(0.56)		(5.11)	(2.67)	(1.30)		—	—

Total Distributions	(0.56)		(5.45)	(3.18)	(1.54)		(0.23)	(0.20)

Net asset value, end of the period	$21.93		$20.37	$23.81	$28.34		$25.51	$20.79

Total return	10.46	%(c)	9.11%	(5.83)%	17.68	%(b)	24.08%	31.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$854		$854	$85,387	$268		$12	$2
Net expenses	1.21	%(d)	1.19%	1.23%	1.21%		1.19%	1.24%
Gross expenses	1.21	%(d)	1.19%	1.23%	1.21%		1.19%	1.24%
Net investment income	0.98	%(d)	1.61%	1.03%	1.07	%(b)	1.01%	1.17%
Portfolio turnover rate	18%		15%	20%	28%		24%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27, total return would have been 16.73% and the ratio of net investment income to average net assets would have been 0.96%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  56

Notes to Financial Statements

March 31, 2017 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Equity and Income Fund (the “Global Equity and Income Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Value Fund (the “Value Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N (effective February 1, 2017 for Global Equity and Income Fund) and Class Y shares. In addition, the Value Fund offers Admin Class shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C and Admin Class), and transfer agent fees are borne collectively for Class A, Class B, Class C and Admin Class (for Value Fund) and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

57  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

|  58

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of March 31, 2017, securities held by Global Equity and Income Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$267,036,879	17.3%	$3,031,025	0.2%	$159,909	Less than 0.1%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

59  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

c.  Short Sales.  A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. To sell a security short, a Fund typically borrows that security from a prime broker and delivers it to the short sale counterparty. Short sale proceeds are held by the prime broker until the short position is closed out and would be reflected as due from broker in the Statements of Assets and Liabilities. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

|  60

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

f.  Due to/from Brokers.  Transactions and positions in certain forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due to brokers balance in the Statement of Assets and Liabilities for Global Equity and Income Fund represents cash received as collateral for forward foreign currency contracts. The due from brokers balance in the Statement of Assets and Liabilities for Global Equity and Income Fund represents cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their

61  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2017.

h.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2017 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

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Notes to Financial Statements (continued)

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i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as defaulted and/or non-income producing securities, foreign currency gains and losses, paydown gains and losses, contingent payment debt instruments, capital gain and return of capital distributions received, convertible bonds, distribution re-designations and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, contingent payment debt instruments, capital gains taxes, trust preferred securities, convertible bonds and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Equity and Income Fund	$13,560,829	$57,954,573	$71,515,402
Growth Fund	8,526,987	—	8,526,987
Value Fund	22,731,511	303,533,014	326,264,525

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2016, capital loss carryforwards were as follows:

	Global Equity and Income Fund	Growth Fund	Value Fund
Capital loss carryforward:
No expiration date	$(5,511,225)	$—	$—

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Global Equity and Income Fund	Growth Fund	Value Fund
Unrealized appreciation (depreciation)
Investments	$231,702,905	$698,676,201	$305,655,430
Foreign currency translations	(5,074,937)	—	—

Total unrealized appreciation	$226,627,968	$698,676,201	$305,655,430

Amounts exclude certain adjustments that will be made at the end of the Funds’ fiscal year for tax purposes.

j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2017, none of the Funds had loaned securities under this agreement.

l.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

65  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, at value:

Global Equity and Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
Belgium	$—	$24,803,339	$—		$24,803,339
France	—	28,036,133	—		28,036,133
Hong Kong	—	33,385,194	—		33,385,194
India	13,019,903	7,988,238	—		21,008,141
Japan	—	13,897,562	—		13,897,562
Sweden	—	37,683,462	—		37,683,462
Switzerland	—	70,250,019	—		70,250,019
United Kingdom	—	50,992,932	—		50,992,932
United States	669,899,846	—	1,809	(b)	669,901,655
All Other Common Stocks(a)	67,992,039	—	—		67,992,039

Total Common Stocks	750,911,788	267,036,879	1,809		1,017,950,476

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Global Equity and Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
United States	$36,155	$255,176,139	$158,100	(b)	$255,370,394
All Other Non-Convertible Bonds(a)	—	200,451,719	—		200,451,719

Total Non-Convertible Bonds	36,155	455,627,858	158,100		455,822,113

Convertible Bonds(a)	—	14,217,741	—		14,217,741
Municipals(a)	—	250,367	—		250,367

Total Bonds and Notes	36,155	470,095,966	158,100		470,290,221

Senior Loans(a)	—	121,553	—		121,553
Preferred Stocks
Convertible Preferred Stocks(a)	277,200	586,290	—		863,490
Non-Convertible Preferred Stock	106,114	—	—		106,114

Total Preferred Stocks	383,314	586,290	—		969,604

Short-Term Investments	—	40,941,807	—		40,941,807
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,107,998	—		1,107,998

Total	$751,331,257	$779,890,493	$159,909		$1,531,381,659

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(910,227)	$—	$(910,227)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,412,861,187	$—	$—	$5,412,861,187
Short-Term Investments	—	79,766,002	—	79,766,002

Total	$5,412,861,187	$79,766,002	$—	$5,492,627,189

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,205,498,360	$—	$—	$1,205,498,360
Short-Term Investments	—	7,658,318	—	7,658,318

Total	$1,205,498,360	$7,658,318	$—	$1,213,156,678

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or March 31, 2017:

Global Equity and Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Common Stocks
United States	$1,332	$—	$—	$477	$—
Bonds and Notes
Non-Convertible Bonds
United States	118,622	2,306	1,150	43,124	—
Warrants	3,776	—	5,273	(3,776)	—

Total	$123,730	$2,306	$6,423	$39,825	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Common Stocks
United States	$—	$—	$—	$1,809	$477
Bonds and Notes
Non-Convertible Bonds
United States	(7,102)	—	—	158,100	44,194
Warrants	(5,273)	—	—	—	—

Total	$(12,375)	$—	$—	$159,909	$44,671

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Equity and Income Fund used during the period include forward foreign currency contracts.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Global Equity and Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for Global Equity and Income Fund as of March 31, 2017, as reflected within the Statements of Assets and Liabilities

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,107,998

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(910,227)

Transactions in derivative instruments for Global Equity and Income Fund during the six months ended March 31, 2017 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[1]
Foreign exchange contracts	$(5,191,622)

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(119,097)

1	Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Global Equity and Income Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2017:

Global Equity and Income Fund	Forwards
Average Notional Amount Outstanding	8.17%
Highest Notional Amount Outstanding	9.14%
Lowest Notional Amount Outstanding	7.09%
Notional Amount Outstanding as of March 31, 2017	7.55%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Global Equity and Income Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

71  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Equity and Income Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Credit Suisse International	$756,966	$(318,247)	$438,719	$(438,719)	$—
HSBC Bank USA	30,683	—	30,683	—	30,683
Morgan Stanley & Co.	290,854	(48,167)	242,687	(242,687)	—
UBS AG	29,495	(29,495)	—	—	—

	$1,107,998	$(395,909)	$712,089	$(681,406)	$30,683

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(19,868)	$—	$(19,868)	$—	$(19,868)
Citibank N.A.	(118,976)	—	(118,976)	—	(118,976)
Credit Suisse International	(318,247)	318,247	—	—	—
Morgan Stanley & Co.	(48,167)	48,167	—	—	—
UBS AG	(404,969)	29,495	(375,474)	230,000	(145,474)

	$(910,227)	$395,909	$(514,318)	$230,000	$(284,318)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Equity and Income Fund	$1,337,998	$30,683

These amounts include cash received as collateral for Global Equity and Income Fund of $1,152,298.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Global Equity and Income Fund	$230,179,692	$273,299,124
Growth Fund	1,232,950,358	335,478,710
Value Fund	220,494,873	364,933,798

For the six months ended March 31, 2017, purchases and sales of U.S. Government/Agency securities by the Global Equity and Income Fund were $42,620,907 and $47,496,938, respectively.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2017, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $2 billion	Over $2 billion
Global Equity and Income Fund	0.75%	0.73%
Growth Fund	0.50%	0.50%
Value Fund	0.50%	0.50%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2017 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Global Equity and Income Fund	1.25%	2.00%	0.95%	1.00%	—
Growth Fund	1.25%	2.00%	0.95%	1.00%	—
Value Fund	1.10%	1.85%	0.80%	0.85%	1.35%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Global Equity and Income Fund	$5,624,513	0.75%
Growth Fund	12,208,728	0.50%
Value Fund	3,121,131	0.50%

No expenses were recovered for any of the Funds during the six months ended March 31, 2017 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plan, Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
Global Equity and Income Fund	$331,206	$488,014	$—	$1,464,040	$—
Growth Fund	969,729	150,945	—	452,834	—
Value Fund	237,067	14,893	990	44,680	990

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Equity and Income Fund	$335,301
Growth Fund	1,091,886
Value Fund	279,109

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

d.   Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Equity and Income Fund	$641,039
Growth Fund	2,218,576
Value Fund	406,085

As of March 31, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Equity and Income Fund	$16,070
Growth Fund	56,210
Value Fund	9,491

Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

77  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2017, were as follows:

Fund	Commissions
Global Equity and Income Fund	$63,536
Growth Fund	89,831
Value Fund	2,508

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

g.  Affiliated Ownership.  As of March 31, 2017, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Global Equity and Income Fund	0.80%	1.05%	1.85%
Growth Fund	0.19%	0.73%	0.92%
Value Fund	0.85%	2.16%	3.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Growth Fund and Global Equity and Income Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2017, NGAM Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses
Class N
Global Equity and Income Fund	$16
Growth Fund	415

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2017, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
Global Equity and Income Fund	$119,309	$175,603	$16	$381,063	$—
Growth Fund	379,427	59,073	415	1,893,383	—
Value Fund	114,938	7,228	946	324,275	481

Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated,

79  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit.

For the six months ended March 31, 2017, none of the Funds had borrowings under this agreement.

9.  Brokerage Commission Recapture.  Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended March 31, 2017, amounts rebated under these agreements were as follows:

Fund	Rebates
Global Equity and Income Fund	$18,348
Growth Fund	43,074
Value Fund	36,322

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Global Equity and Income Fund	—	—
Growth Fund	2	16.78%
Value Fund	3	45.89%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Global Equity and Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,756,209	$33,514,150	6,518,060	$118,574,424
Issued in connection with the reinvestment of distributions	140,170	2,609,969	577,893	10,419,401
Redeemed	(2,901,090)	(55,005,177)	(5,833,275)	(106,983,972)

Net change	(1,004,711)	$(18,881,058)	1,262,678	$22,009,853

Class C
Issued from the sale of shares	834,439	$15,667,218	5,118,112	$92,412,220
Issued in connection with the reinvestment of distributions	55,158	1,018,222	632,650	11,305,458
Redeemed	(4,303,153)	(80,877,190)	(4,961,383)	(89,655,498)

Net change	(3,413,556)	$(64,191,750)	789,379	$14,062,180

Class N(a)
Issued from the sale of shares	52	$1,000	—	$—

Net change	52	$1,000	—	$—

Class Y
Issued from the sale of shares	8,526,956	$162,982,761	20,904,782	$383,282,778
Issued in connection with the reinvestment of distributions	520,438	9,732,190	1,658,138	30,028,870
Redeemed	(6,590,219)	(125,610,673)	(11,843,072)	(215,508,066)

Net change	2,457,175	$47,104,278	10,719,848	$197,803,582

Increase (decrease) from capital share transactions	(1,961,040)	$(35,967,530)	12,771,905	$233,875,615

(a)	From commencement of Class operations on February 1, 2017 through March 31, 2017.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	16,422,294	$190,809,392	56,665,269	$606,177,061
Issued in connection with the reinvestment of distributions	786,554	8,974,583	45,231	484,871
Redeemed	(8,369,429)	(98,407,140)	(8,031,026)	(87,510,712)

Net change	8,839,419	$101,376,835	48,679,474	$519,151,220

Class B(a)
Issued from the sale of shares	—	$—	—	$—
Redeemed	—	—	(2,435)	(23,311)

Net change	—	$—	(2,435)	$(23,311)

Class C
Issued from the sale of shares	3,334,915	$35,818,597	7,094,313	$72,448,712
Issued in connection with the reinvestment of distributions	68,092	719,057	—	—
Redeemed	(1,632,159)	(17,662,961)	(1,673,262)	(16,737,009)

Net change	1,770,848	$18,874,693	5,421,051	$55,711,703

Class N
Issued from the sale of shares	7,132,491	$88,003,315	4,862,039	$58,891,254
Issued in connection with the reinvestment of distributions	138,457	1,680,867	2,429	27,613
Redeemed	(712,117)	(8,938,189)	(92,271)	(1,120,395)

Net change	6,558,831	$80,745,993	4,772,197	$57,798,472

Class Y
Issued from the sale of shares	142,639,510	$1,771,809,756	211,348,667	$2,459,280,818
Issued in connection with the reinvestment of distributions	2,860,266	34,723,626	485,301	5,527,574
Redeemed	(83,039,211)	(1,033,409,803)	(48,951,026)	(574,527,325)

Net change	62,460,565	$773,123,579	162,882,942	$1,890,281,067

Increase (decrease) from capital share transactions	79,629,663	$974,121,100	221,753,229	$2,522,919,151

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	365,384	$7,895,539	5,405,331	$108,937,619
Issued in connection with the reinvestment of distributions	349,224	7,462,922	1,230,998	24,706,134
Redeemed	(1,448,350)	(31,139,810)	(2,577,346)	(52,841,200)

Net change	(733,742)	$(15,781,349)	4,058,983	$80,802,553

Class B(a)
Issued from the sale of shares	—	$—	—	$—
Issued in connection with the reinvestment of distributions	—	—	370	7,734
Redeemed	—	—	(2,824)	(60,701)

Net change	—	$—	(2,454)	$(52,967)

Class C
Issued from the sale of shares	98,006	$2,095,486	122,952	$2,535,303
Issued in connection with the reinvestment of distributions	14,244	301,816	113,598	2,260,606
Redeemed	(120,678)	(2,569,636)	(311,075)	(6,355,498)

Net change	(8,428)	$(172,334)	(74,525)	$(1,559,589)

Class N
Issued from the sale of shares	5,015,816	$107,853,698	6,545,776	$134,293,918
Issued in connection with the reinvestment of distributions	1,078,970	23,079,174	6,367,068	127,787,057
Redeemed	(5,338,276)	(113,359,212)	(11,927,955)	(242,790,215)

Net change	756,510	$17,573,660	984,889	$19,290,760

Class Y
Issued from the sale of shares	3,165,089	$68,312,618	6,678,218	$137,583,491
Issued in connection with the reinvestment of distributions	1,131,793	24,254,316	6,872,653	138,277,784
Redeemed	(8,720,246)	(188,084,543)	(15,223,159)	(315,369,325)
Redeemed in-kind (Note 13)	(292,779)	(6,300,603)	—	—

Net change	(4,716,143)	$(101,818,212)	(1,672,288)	$(39,508,050)

Admin Class
Issued from the sale of shares	5,513	$119,096	303,761	$6,542,562
Issued in connection with the reinvestment of distributions	—	2	972,040	19,256,108
Redeemed	(8,493)	(172,068)	(4,819,733)	(96,326,889)

Net change	(2,980)	$(52,970)	(3,543,932)	$(70,528,219)

Increase (decrease) from capital share transactions	(4,704,783)	$(100,251,205)	(249,327)	$(11,555,512)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

83  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

13.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in capital. The Value Fund realized a gain of $1,760,315 on redemptions in-kind during the six months ended March 31, 2017. This amount is included in realized gain (loss) on the Statements of Operations.

14.  Subsequent Event.  In order to preserve the investment team’s ability to efficiently manage future cash flow, Loomis Sayles, in consultation with NGAM Distribution, has concluded that it is in the best interest of current shareholders to close Growth Fund to new investors effective at the close of business April 28, 2017. After this date, Growth Fund will be available for purchase only by existing shareholders and clients of registered investment advisers and registered representatives trading through intermediary programs/platforms on which the Fund is already available.

New defined contribution and defined benefit plans will be permitted to invest in the Fund if they have started the process of adding the Fund as an investment option based on discussions with Loomis Sayles prior to April 28, 2017 and the Fund has been added to the plan line-up by December 31, 2017.

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SEMIANNUAL REPORT

March 31, 2017

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 11

Financial Statements  page  51

Notes to Financial Statements  page 67

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A NEFHX
Elaine M. Stokes	Class C NEHCX
Loomis, Sayles & Company, L.P.	Class N LSHNX
Class Y NEHYX

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

1  |

Average Annual Total Returns — March 31, 20174

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/29/08)[1]
NAV	4.44%	16.45%	6.41%	6.27%	—%	0.89%	0.85%

Class A (Inception 2/22/84)
NAV	4.29	16.11	6.17	6.04	—	1.14	1.10
With 4.25% Maximum Sales Charge	-0.19	11.18	5.23	5.59	—

Class C (Inception 3/2/98)
NAV	3.88	15.20	5.36	5.24	—	1.89	1.85
With CDSC[2]	2.88	14.20	5.36	5.24	—

Class N (Inception 11/30/16)
NAV	—	—	—	—	4.92	0.77	0.77

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[3]	4.50	16.39	6.82	7.46	1.13

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (2/29/08), performance is that of Class A shares, restated to reflect the higher net expenses of that share class.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB /BB or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices. You may not invest directly in an index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  2

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols
Christopher T. Harms	Class A LSDRX
Clifton V. Rowe, CFA®	Class C LSCDX
Kurt L. Wagner, CFA®, CIC	Class Y LSDIX

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

3  |

Average Annual Total Returns — March 31, 20174,5

					Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	-1.08%	1.32%	2.46%	4.57%	0.47%	0.40%

Class A (Inception 5/28/10)[1]
NAV	-1.11	1.16	2.22	4.32	0.72	0.65
With 4.25% Maximum Sales Charge	-5.34	-3.13	1.33	3.86

Class C (Inception 8/31/16)[1]
NAV	-1.55	0.46	1.39	3.37	1.56	1.40
With CDSC[2]	-2.53	-0.52	1.39	3.37

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	-1.30	0.42	1.88	3.76

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Effective August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range with in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You may not invest directly in an index.

4	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  4

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A NEFLX
Clifton V. Rowe, CFA®	Class C NECLX
Kurt L. Wagner, CFA®, CIC	Class N LGANX
Loomis, Sayles & Company, L.P.	Class Y NELYX

Investment Goal

The Fund seeks a high current return consistent with preservation of capital.

5  |

Average Annual Total Returns — March 31, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 3/31/94)
NAV	-0.55%	0.20%	1.10%	3.14%	—%	0.52%	0.52%

Class A (Inception 1/3/89)
NAV	-0.60	0.04	0.85	2.89	—	0.77	0.77
With 2.25% Maximum Sales Charge	-2.79	-2.25	0.40	2.66	—

Class C (Inception 12/30/94)
NAV	-0.97	-0.71	0.10	2.13	—	1.52	1.52
With CDSC[1]	-1.95	-1.69	0.10	2.13	—

Class N (Inception 2/1/17)
NAV	—	—	—	—	0.30	0.44	0.44

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	-0.75	-0.13	0.90	2.65	0.24

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is composed of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  8

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$1,042.90	$5.60	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	*
Class C
Actual	$1,000.00	$1,038.80	$9.40	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30	*
Class N
Actual	$1,000.00	$1,049.20	$2.51	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73	*
Class Y
Actual	$1,000.00	$1,044.40	$4.33	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85%, 0.74% and 0.85% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on November 30, 2016. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): of 0.74%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (121), divided by 365 (to reflect the partial period).

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD* 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$988.90	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$984.50	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class Y
Actual	$1,000.00	$989.20	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40% and 0.40% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$994.00	$3.98	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	*
Class C
Actual	$1,000.00	$990.30	$7.69	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80	*
Class N
Actual	$1,000.00	$1,003.00	$0.78	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47	*
Class Y
Actual	$1,000.00	$994.50	$2.73	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55%, 0.49% and 0.55% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55% and 0.55%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): of 0.49%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

|  10

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.7% of Net Assets
Non-Convertible Bonds — 81.8%
	ABS Home Equity — 1.7%
$300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 3.443%, 6/17/2031, 144A(b)	$299,999
112,338	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	114,481
122,326	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	125,255
89,880	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	89,344
193,549	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 1.252%, 4/25/2035(b)	159,949
30,123	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 3.184%, 11/20/2035(b)(c)	26,982
234,591	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1.308%, 9/19/2045(b)	174,932
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.232%, 11/25/2023(b)	271,071
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.282%, 10/25/2027(b)	327,006
173,355	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.574%, 7/19/2035(b)	167,457
68,954	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 3.198%, 3/25/2036(b)	49,841
230,711	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 1.482%, 1/25/2036(b)	145,167
293,057	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.447%, 3/25/2035(b)	248,962
337,299	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.126%, 3/25/2035(b)	260,692
63,130	New York Mortgage Trust, Series 2006-1, Class 2A2, 3.467%, 5/25/2036(b)	57,424
220,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	216,605
292,548	VOLT XXVII LLC, Series 2014-NPL7, Class A2, 4.750%, 8/27/2057, 144A(b)	292,222

		3,027,389

	ABS Other — 0.1%
263,869	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	258,592

	Aerospace & Defense — 2.1%
210,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	215,880
95,000	Engility Corp., 8.875%, 9/01/2024, 144A	100,581
770,000	KLX, Inc., 5.875%, 12/01/2022, 144A	794,063
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,582,500
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,021,500

		3,714,524

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — 0.1%
$70,947	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	$72,014
95,206	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	96,649

		168,663

	Automotive — 0.9%
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	196,950
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	287,494
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	117,875
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	250,200
700,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	722,750

		1,575,269

	Banking — 4.4%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,975,075
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	496,519
6,605,000	Banco Hipotecario S.A., 22.333%, 1/12/2020, 144A, (ARS)(b)	427,602
7,075,000	Banco Supervielle S.A., 24.438%, 8/09/2020, 144A, (ARS)(b)	476,766
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,399,488
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	442,144
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	867,340
300,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	303,362
335,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	354,096
1,025,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(d)	1,085,396

		7,827,788

	Brokerage — 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	510,925

	Building Materials — 1.1%
450,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	424,687
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	238,625
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	393,824
50,000	Masco Corp., 6.500%, 8/15/2032	59,011
345,000	Masco Corp., 7.750%, 8/01/2029	443,585
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	265,825
180,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	186,300

		2,011,857

	Cable Satellite — 6.5%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	827,595
170,000	Cablevision S.A., 6.500%, 6/15/2021, 144A	178,925
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	488,063
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	643,750
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	446,125
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,600
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	908,250
760,000	CSC Holdings LLC, 5.250%, 6/01/2024	757,150

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$75,000	CSC Holdings LLC, 6.750%, 11/15/2021	$81,328
220,000	CSC Holdings LLC, 10.125%, 1/15/2023, 144A	255,200
200,000	CSC Holdings LLC, 10.875%, 10/15/2025, 144A	240,500
895,000	DISH DBS Corp., 5.125%, 5/01/2020	933,037
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,701,405
295,000	DISH DBS Corp., 7.750%, 7/01/2026	342,938
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,562,962
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	274,606
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	505,613
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	382,500
141,963	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	142,495
840,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	839,916

		11,527,958

	Chemicals — 0.8%
1,510,000	Hercules LLC, 6.500%, 6/30/2029(f)(g)	1,451,487

	Construction Machinery — 0.5%
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,150
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	834,000

		849,150

	Consumer Cyclical Services — 0.7%
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,196,288

	Consumer Products — 0.2%
290,000	Avon International Operations, Inc., 7.875%, 8/15/2022, 144A	305,950

	Electric — 1.4%
520,000	AES Corp. (The), 5.500%, 4/15/2025	527,800
150,000	AES Corp. (The), 6.000%, 5/15/2026	155,250
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(d)	1,727,300
7,224	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	7,224

		2,417,574

	Environmental — 0.3%
335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	347,562
95,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	102,838

		450,400

	Finance Companies — 4.2%
740,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	775,709
1,055,000	Aircastle Ltd., 4.125%, 5/01/2024	1,056,319
515,000	Aircastle Ltd., 5.500%, 2/15/2022	552,337
600,000	iStar, Inc., 4.000%, 11/01/2017	601,500
505,000	iStar, Inc., 5.000%, 7/01/2019	508,156
565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	570,650

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	$585,000
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	550,800
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	697,575
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,182,150
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	410,063

		7,490,259

	Financial Other — 0.9%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	584,775
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	182,700
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	819,075

		1,586,550

	Food & Beverage — 1.0%
200,000	BRF GmbH, 4.350%, 9/29/2026, 144A	182,742
840,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	872,550
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	333,300
20,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	20,550
385,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	401,362

		1,810,504

	Gaming — 0.8%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	187,250
375,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	387,188
725,000	MGM Resorts International, 6.000%, 3/15/2023	783,000

		1,357,438

	Government Owned – No Guarantee — 2.0%
600,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	615,900
320,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	328,160
50,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	46,800
160,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	152,320
195,000	Petrobras Global Finance BV, 7.375%, 1/17/2027	206,456
300,000	Petrobras Global Finance BV, 8.375%, 5/23/2021	338,850
160,521(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)(d)	758,354
129,850(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	603,300
510,000	YPF S.A., 23.854%, 7/07/2020, 144A(b)	541,397

		3,591,537

	Health Insurance — 0.2%
365,000	Centene Corp., 6.125%, 2/15/2024	391,919

	Healthcare — 4.3%
235,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	239,113
960,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	825,600
360,000	Envision Healthcare Corp., 5.625%, 7/15/2022	369,000
25,000	HCA, Inc., 4.500%, 2/15/2027	25,000
20,000	HCA, Inc., 5.250%, 4/15/2025	21,250

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$5,000	HCA, Inc., 5.250%, 6/15/2026	$5,263
260,000	HCA, Inc., 5.375%, 2/01/2025	271,050
170,000	HCA, Inc., 7.050%, 12/01/2027	186,788
655,000	HCA, Inc., 7.500%, 12/15/2023	748,337
145,000	HCA, Inc., 7.500%, 11/06/2033	158,594
590,000	HCA, Inc., 7.690%, 6/15/2025	671,862
480,000	HCA, Inc., 8.360%, 4/15/2024	565,800
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	921,475
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	567,144
65,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	66,300
200,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	200,750
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	310,474
675,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	663,187
705,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	604,537
125,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	135,000

		7,556,524

	Home Construction — 1.3%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(f)(h)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(f)(g)	605,625
800,000	Lennar Corp., 4.750%, 5/30/2025	802,000
915,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	935,587

		2,343,224

	Independent Energy — 8.8%
1,205,000	Antero Resources Corp., 5.125%, 12/01/2022	1,220,816
110,000	Antero Resources Corp., 5.375%, 11/01/2021	112,980
310,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	320,850
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	602,800
370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023(h)	296,000
650,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(h)	523,250
90,000	California Resources Corp., 5.500%, 9/15/2021	66,600
41,000	California Resources Corp., 6.000%, 11/15/2024	28,700
460,000	California Resources Corp., 8.000%, 12/15/2022, 144A	373,750
140,000	Callon Petroleum Co., 6.125%, 10/01/2024, 144A	145,600
153,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	137,700
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,280
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	12,610
34,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	33,958
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	72,362
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	129,375
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	786,056
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	599,850
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	228,683
470,000	Continental Resources, Inc., 5.000%, 9/15/2022	474,700
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023	703,800
835,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	819,970

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$145,000	Matador Resources Co., 6.875%, 4/15/2023	$151,525
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	366,437
300,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	300,000
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	523,575
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	194,944
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	640,625
100,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	102,500
405,000	QEP Resources, Inc., 5.250%, 5/01/2023	397,058
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	512,200
1,150,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(i)	592,250
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	1,055,750
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	594,662
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	306,075
920,000	SM Energy Co., 5.000%, 1/15/2024	869,400
35,000	SM Energy Co., 6.125%, 11/15/2022	35,263
60,000	SM Energy Co., 6.500%, 1/01/2023	60,900
190,000	SM Energy Co., 6.750%, 9/15/2026	191,544
395,000	Southwestern Energy Co., 6.700%, 1/23/2025	389,075
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	54,862
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	450,450

		15,486,785

	Industrial Other — 0.2%
330,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	344,850

	Life Insurance — 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	348,714

	Local Authorities — 0.8%
840,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	867,888
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	325,270
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	273,429

		1,466,587

	Lodging — 0.9%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024, 144A	148,125
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025, 144A	764,211
705,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027, 144A	712,050

		1,624,386

	Media Entertainment — 1.4%
470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	473,525
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,201,200
795,000	Viacom, Inc., 4.375%, 3/15/2043	689,084
50,000	Viacom, Inc., 4.850%, 12/15/2034	48,373
105,000	Viacom, Inc., (fixed rate to 2/28/2027, variable rate thereafter), 6.250%, 2/28/2057	105,840

		2,518,022

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 2.6%
$1,395,000	ArcelorMittal, 7.500%, 3/01/2041	$1,561,284
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	187,943
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(f)(g)(h)	51,750
145,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	149,350
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	278,438
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,280,469
85,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	71,931
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	255,268
440,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	465,300
270,000	Vale Overseas Ltd., 6.250%, 8/10/2026	293,287

		4,595,020

	Midstream — 4.5%
250,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	257,164
195,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	193,538
66,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	68,970
75,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	68,013
30,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	28,476
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	572,137
365,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	371,388
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	380,430
985,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,061,298
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	520,389
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	471,656
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	935,000
973,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	988,811
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	92,863
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	654,400
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	309,375
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	374,525
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	380,250
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	193,500

		7,922,183

	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
935,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 9.142%, 5/15/2020, 144A(b)(f)(g)	910,014
480,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	411,649
1,690,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(b)	1,691,309
118,555	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	118,457

		3,131,429

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — 0.9%
$430,000	Ensco PLC, 5.750%, 10/01/2044	$324,650
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	107,200
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	115,200
420,000	Noble Holding International Ltd., 7.750%, 1/15/2024	403,200
435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(g)(h)	78,300
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(g)(h)	162,900
35,000	Parker Drilling Co., 6.750%, 7/15/2022	31,019
100,000	Rowan Cos., Inc., 5.850%, 1/15/2044	76,250
280,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	289,100

		1,587,819

	Packaging — 1.4%
200,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023, 144A(e)	206,000
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	397,963
200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	214,000
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	821,062
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	794,855

		2,433,880

	Pharmaceuticals — 2.3%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,393,700
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	451,825
335,000	Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/2020, 144A	299,406
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	204,050
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	68,425
2,015,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,564,144

		3,981,550

	Property & Casualty Insurance — 0.5%
786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	819,405

	Refining — 0.2%
230,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	228,850
140,000	Western Refining, Inc., 6.250%, 4/01/2021	144,725

		373,575

	REITs – Mortgage — 0.1%
105,000	Starwood Property Trust, Inc., 5.000%, 12/15/2021, 144A	108,938

	Retailers — 1.1%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	45,264
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	504,117
205,000	Dillard’s, Inc., 7.750%, 5/15/2027(d)	232,458
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,053,112
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	109,850

		1,944,801

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — 0.2%
$285,000	Republic of Argentina, 5.625%, 1/26/2022, 144A	$291,840

	Supermarkets — 0.7%
335,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	324,950
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	836,825

		1,161,775

	Supranational — 2.2%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.400%, 3/04/2019, (INR)	478,444
5,420,000,000	International Bank for Reconstruction & Development, 4.500%, 8/03/2017, (COP)(d)	1,871,148
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(d)	1,608,900

		3,958,492

	Technology — 6.9%
1,545,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,699,500
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	2,108,525
571,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	571,000
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	178,925
60,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	62,850
190,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	199,753
1,440,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,569,861
580,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	641,178
480,000	Equinix, Inc., 5.375%, 1/01/2022	505,200
430,000	First Data Corp., 5.000%, 1/15/2024, 144A	437,525
800,000	First Data Corp., 7.000%, 12/01/2023, 144A	858,000
55,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	56,495
360,000	Micron Technology, Inc., 5.500%, 2/01/2025	373,500
210,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	241,238
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	535,600
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	199,025
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	281,187
405,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	414,112
235,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	257,619
755,000	Western Digital Corp., 10.500%, 4/01/2024	889,956

		12,081,049

	Transportation Services — 0.4%
275,000	APL Ltd., 8.000%, 1/15/2024(f)(g)	201,094
420,000	Rumo Luxembourg S.a.r.l., 7.375%, 2/09/2024, 144A	432,075

		633,169

	Treasuries — 2.0%
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(i)	39,017

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(i)	$38,764
20,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(i)	13,938
107,066(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)(d)	559,890
263,668(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(d)	1,289,044
131,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	693,558
151,030(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(d)	948,955

		3,583,166

	Wireless — 3.3%
100,000	Altice Luxembourg S.A., 7.250%, 5/15/2022, 144A, (EUR)	112,876
355,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	375,191
785,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	833,081
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	298,682
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	294,049
605,000	SFR Group S.A., 7.375%, 5/01/2026, 144A	623,150
786,000	Sprint Capital Corp., 6.875%, 11/15/2028	830,212
1,420,000	Sprint Corp., 7.250%, 9/15/2021	1,532,890
605,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	645,081
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	203,250

		5,748,462

	Wirelines — 2.6%
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	619,519
30,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	30,937
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	128,050
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	15,553
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	348,300
340,000	Frontier Communications Corp., 10.500%, 9/15/2022	344,250
15,000	Frontier Communications Corp., 11.000%, 9/15/2025	14,588
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	729,675
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	1,552,725
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	348,664
35,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	38,762
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	455,062

		4,626,085

	Total Non-Convertible Bonds (Identified Cost $141,230,599)	144,193,751

Convertible Bonds — 4.9%
	Cable Satellite — 0.2%
415,000	Dish Network Corp., 2.375%, 3/15/2024, 144A	424,597

	Consumer Cyclical Services — 0.3%
595,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	583,100

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.1%
$260,000	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/2023, 144A	$280,313

	Diversified Operations — 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	164,200

	Healthcare — 0.2%
340,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	400,987

	Leisure — 0.1%
155,000	Rovi Corp., 0.500%, 3/01/2020	150,522

	Media Entertainment — 0.2%
265,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	285,537

	Midstream — 0.5%
855,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	885,459

	Oil Field Services — 0.4%
255,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A	261,056
415,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	387,766

		648,822

	Pharmaceuticals — 1.4%
485,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	572,603
465,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	423,150
530,000	Impax Laboratories, Inc., 2.000%, 6/15/2022	427,644
450,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	419,344
520,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	500,825
100,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022, 144A	103,562

		2,447,128

	Technology — 1.4%
725,000	Finisar Corp., 0.500%, 12/15/2036, 144A	706,875
525,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021, 144A	713,344
1,035,000	Nuance Communications, Inc., 1.000%, 12/15/2035	984,575

		2,404,794

	Total Convertible Bonds (Identified Cost $8,417,739)	8,675,459

	Total Bonds and Notes (Identified Cost $149,648,338)	152,869,210

Senior Loans — 1.7%
	Consumer Cyclical Services — 0.2%
455,844	SourceHov LLC, 2014 1st Lien Term Loan, 7.897%, 10/31/2019(b)	440,746

	Independent Energy — 0.3%
531,086	Chesapeake Energy Corp., Term Loan, 8.553%, 8/23/2021(b)	564,943

	Media Entertainment — 0.0%
13,012	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(b)	13,207

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Other Utility — 0.2%
$238,806	PowerTeam Services LLC, 1st Lien Term Loan, 4.397%, 5/06/2020(b)	$238,658
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(b)	94,525

		333,183

	Supermarkets — 0.3%
465,960	Albertsons LLC, USD 2016 Term Loan B4, 3.982%, 8/22/2021(b)	467,866

	Wirelines — 0.7%
1,200,000	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,204,800

	Total Senior Loans (Identified Cost $3,007,804)	3,024,745

Shares
Preferred Stocks — 1.7%
Convertible Preferred Stocks — 1.4%
	Food & Beverage — 0.3%
4,834	Bunge Ltd., 4.875%	518,447

	Midstream — 0.4%
988	Chesapeake Energy Corp., 5.750%	639,730
20	Chesapeake Energy Corp., 5.750%, 144A	12,950
137	Chesapeake Energy Corp., 5.750%	88,707

		741,387

	Pharmaceuticals — 0.7%
974	Allergan PLC, Series A, 5.500%	827,686
644	Teva Pharmaceutical Industries Ltd., 7.000%	370,493

		1,198,179

	Total Convertible Preferred Stocks (Identified Cost $2,735,389)	2,458,013

Non-Convertible Preferred Stocks — 0.3%
	Finance Companies — 0.3%
12,925	iStar, Inc., Series E, 7.875%	314,207
7,500	iStar, Inc., Series F, 7.800%	183,975
550	iStar, Inc., Series G, 7.650%	13,365

		511,547

	Total Non-Convertible Preferred Stocks (Identified Cost $417,822)	511,547

	Total Preferred Stocks (Identified Cost $3,153,211)	2,969,560

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Other Investments — 1.0%
	Aircraft ABS — 1.0%
8,415	Aergen LLC(c)(f)	$847,548
100	ECAF I Blocker Ltd.(c)(f)	988,352

	Total Aircraft ABS (Identified Cost $1,841,500)	1,835,900

Common Stocks — 1.4%
	Energy Equipment & Services — 0.0%
4,625	Hercules Offshore, Inc.(f)(g)(j)	—

	Internet Software & Services — 0.0%
4,113	Dex Media, Inc.(c)(f)(j)	11,105

	Oil, Gas & Consumable Fuels — 1.2%
12,992	Halcon Resources Corp.(j)	100,038
14,882	Kinder Morgan, Inc.	323,535
8,265	Pacific Exploration and Production Corp.(j)	264,137
17,250	Rex Energy Corp.(j)	8,099
162,248	Whiting Petroleum Corp.(j)	1,534,866

		2,230,675

	Pharmaceuticals — 0.2%
5,539	Bristol-Myers Squibb Co.	301,211

	Total Common Stocks (Identified Cost $5,488,268)	2,542,991

Warrants — 0.0%
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(j)	54
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(f)(j)	—
3,528	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(j)	6,209

	Total Warrants (Identified Cost $29,892)	6,263

Principal Amount (‡)
Short-Term Investments — 3.5%
$50,472	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $50,472 on 4/03/2017 collateralized by $51,200 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $51,495 including accrued interest (Note 2 of Notes to Financial Statements)	50,472
4,219,091	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $4,219,168 on 4/03/2017 collateralized by $4,340,000 U.S. Treasury Note, 1.875% due 8/31/2022 valued at $4,305,579 including accrued interest (Note 2 of Notes to Financial Statements)	4,219,091

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — (continued)
$1,935,000	U.S. Treasury Bills, 0.793%, 12/07/2017(k)	$1,922,603

	Total Short-Term Investments (Identified Cost $6,193,918)	6,192,166

	Total Investments — 96.0% (Identified Cost $169,362,931)(a)	169,440,835
	Other assets less liabilities — 4.0%	6,995,922

	Net Assets — 100.0%	$176,436,757

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized depreciation on investments based on a cost of $169,604,190 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,024,812
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,188,167)

	Net unrealized depreciation	$(163,355)

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $1,873,999 or 1.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2017, interest payments were made in cash.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $3,461,170 or 2.0% of net assets. See Note 2 of Notes to Financial Statements.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Non-income producing security.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $60,755,451 or 34.4% of net assets.
ABS	Asset-Backed Securities

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/21/2017	Euro	170,000	$182,025	$(1,223)

Total					$(1,223)

1 Counterparty is Bank of America, N.A.

Industry Summary at March 31, 2017 (Unaudited)

Independent Energy	9.1%
Technology	8.3
Cable Satellite	6.7
Midstream	5.4
Pharmaceuticals	4.6
Finance Companies	4.5
Healthcare	4.5
Banking	4.4
Wirelines	3.3
Wireless	3.3
Metals & Mining	2.6
Supranational	2.2
Aerospace & Defense	2.1
Government Owned - No Guarantee	2.0
Treasuries	2.0
Other Investments, less than 2% each	27.5
Short-Term Investments	3.5

Total Investments	96.0
Other assets less liabilities (including forward foreign currency contracts)	4.0

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 99.5% of Net Assets
Non-Convertible Bonds — 99.4%
	ABS Car Loan — 9.5%
$79,508	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	$79,590
147,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	148,372
375,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	377,363
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	153,529
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	72,790
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	158,044
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021	549,322
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	109,918
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	211,016
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	364,401
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	367,726
28,760	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	28,740
225,000	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 7/15/2020	224,555
520,000	California Republic Auto Recievables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022	520,373
371,000	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	371,410
78,109	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	78,047
9,421	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	9,415
325,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	323,964
25,151	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	25,138
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	468,970
145,787	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	145,960
275,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	276,062
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	807,906
275,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	273,415

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$322,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	$323,627
362,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	366,698
470,000	Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.370%, 11/16/2020, 144A	471,371
230,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	231,537
275,000	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	274,964
107,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	109,107
335,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	342,821
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	267,094
440,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	441,256
90,000	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	89,931
3,535	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	3,536
17,131	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	17,129
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	259,819
290,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	291,025
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	200,347
135,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	134,319
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	158,472
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	231,946
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A	695,347
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	115,954
590,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/2019	589,898
490,000	Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/2020, 144A	488,575
275,000	Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A3, 1.880%, 8/17/2020, 144A	275,458
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	595,612
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	118,903
197,225	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	197,313
505,000	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A	501,212
121,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.970%, 3/15/2021	122,602

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	$189,034
500,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.890%, 6/15/2021	499,131
165,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	164,801
79,683	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	79,444
800,000	Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021, 144A	797,650
295,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	294,692
186,346	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	185,963
640,000	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/2022	633,579

		16,906,193

	ABS Credit Card — 3.2%
605,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	606,225
434,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.360%, 9/15/2020	433,557
630,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022	630,824
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	420,342
745,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023	747,458
1,085,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/2022	1,068,964
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	267,140
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022	466,249
501,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	513,416
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	551,865

		5,706,040

	ABS Home Equity — 1.3%
468,731	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	480,191
322,052	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	320,282
215,528	Colony American Homes, Series 2014-1A, Class A, 2.093%, 5/17/2031, 144A(b)	215,706
20,977	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.746%, 7/25/2021(b)(c)	19,336
15,105	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	15,294

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.832%, 10/25/2027(b)	$511,211
201,727	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	200,392
10,323	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A(c)	10,248
178,355	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	177,912
286,954	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(b)	285,762
80,198	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.074%, 5/01/2035(b)	81,575

		2,317,909

	ABS Other — 2.0%
21,894	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	21,884
132,300	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	132,995
34,554	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	33,853
398,000	John Deere Owner Trust, Series 2014-B, Class A4, 1.500%, 6/15/2021	398,181
431,538	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	421,762
97,884	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	98,042
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	389,072
350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	356,262
232,208	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	236,540
250,000	Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	251,530
190,208	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	186,522
81,804	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	80,106
191,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	185,601
795,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A	797,561

		3,589,911

	ABS Student Loan — 0.9%
373,596	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.838%, 7/25/2025(b)	374,515
128,267	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	128,179
446,581	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	445,687
295,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	295,761
330,490	South Carolina Student Loan Corp., Series 2010-1, Class A2, 2.038%, 7/25/2025(b)	332,830

		1,576,972

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Aerospace & Defense — 0.9%
$125,000	Arconic, Inc., 6.750%, 7/15/2018	$131,750
420,000	Northrop Grumman Corp., 3.200%, 2/01/2027	416,032
615,000	Rockwell Collins, Inc., 3.200%, 3/15/2024	614,298
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	447,601

		1,609,681

	Agency Commercial Mortgage-Backed Securities — 4.0%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(b)	688,859
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	533,159
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	699,524
368,033	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	371,148
913,556	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	920,218
321,775	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	323,669
1,304,975	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,307,357
1,014,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,012,767
625,673	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.682%, 11/25/2022(b)	628,906
603,327	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	599,470

		7,085,077

	Airlines — 0.3%
145,000	American Airlines Pass Through Certificates, Series 2016-3, Class A, 3.250%, 4/15/2030	140,106
235,000	American Airlines Pass Through Certificates, Series 2017-1, Class A, 4.000%, 8/15/2030	237,938
66,705	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	73,511

		451,555

	Automotive — 2.6%
500,000	American Honda Finance Corp., MTN, 1.200%, 7/12/2019	493,271
447,000	American Honda Finance Corp., MTN, 1.600%, 7/13/2018	447,789
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	426,044
585,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	566,431
220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	220,277
45,000	Delphi Automotive PLC, 3.150%, 11/19/2020	45,908
360,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	359,026
460,000	Ford Motor Credit Co. LLC, 3.339%, 3/28/2022	461,611
331,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	341,563
325,000	General Motors Financial Co., Inc., 4.300%, 7/13/2025	330,058
585,000	Hyundai Capital America, 3.100%, 4/05/2022, 144A	583,713

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$103,000	Magna International, Inc., 3.625%, 6/15/2024	$105,088
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	147,864

		4,528,643

	Banking — 18.9%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	524,748
515,000	American Express Credit Corp., MTN, 2.200%, 3/03/2020	515,780
1,035,000	American Express Credit Corp., MTN, 2.700%, 3/03/2022	1,033,758
105,000	Bank of America Corp., 6.000%, 9/01/2017	106,886
116,000	Bank of America Corp., MTN, 6.875%, 4/25/2018	122,059
49,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	48,993
365,000	Bank of Montreal, MTN, 1.500%, 7/18/2019	361,192
415,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	404,236
545,000	Bank of Montreal, MTN, 2.100%, 12/12/2019	546,971
505,000	Bank of New York Mellon Corp. (The), MTN, (fixed rate to 2/7/2027, variable rate thereafter), 3.442%, 2/07/2028	508,840
845,000	Bank of Nova Scotia (The), 1.650%, 6/14/2019	839,640
1,030,000	Bank of Nova Scotia (The), 2.700%, 3/07/2022	1,032,942
295,000	Bear Stearns Cos. LLC (The), 7.250%, 2/01/2018	308,311
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	491,827
750,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019	743,332
540,000	Capital One Financial Corp., 3.050%, 3/09/2022	539,675
555,000	Capital One NA, 2.189%, 1/30/2023(b)	557,596
870,000	Citibank NA, 2.000%, 3/20/2019	872,991
840,000	Citigroup, Inc., 2.900%, 12/08/2021	843,204
920,000	Citizens Bank NA, 2.250%, 3/02/2020	918,679
430,000	Citizens Bank NA, Series BKNT, 2.500%, 3/14/2019	433,122
250,000	Comerica Bank, 2.500%, 6/02/2020	250,114
970,000	Commonwealth Bank of Australia, 1.750%, 11/07/2019, 144A	960,813
700,000	Credit Agricole S.A., 3.375%, 1/10/2022, 144A	698,180
335,000	Credit Suisse Group AG, 4.282%, 1/09/2028, 144A	333,543
450,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 6/09/2023	451,842
735,000	Danske Bank AS, 2.200%, 3/02/2020, 144A	734,013
345,000	Deutsche Bank AG, 4.250%, 10/14/2021, 144A	353,584
780,000	Fifth Third Bank, Series BKNT, 1.625%, 9/27/2019	770,461
549,000	Goldman Sachs Group, Inc. (The), 2.142%, 4/26/2022(b)	553,540
215,000	Goldman Sachs Group, Inc. (The), 2.750%, 9/15/2020	216,781
259,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	267,462
665,000	HSBC Holdings PLC, (fixed rate to 3/13/2027, variable rate thereafter), 4.041%, 3/13/2028	672,197
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	185,868
1,035,000	JPMorgan Chase & Co., 1.656%, 3/09/2021(b)	1,032,930
246,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	254,304
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	581,963
555,000	Key Bank NA, Series BKNT, 1.600%, 8/22/2019	549,046
532,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	532,007
219,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	223,252
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	459,535

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$725,000	Mizuho Financial Group, Inc., 2.953%, 2/28/2022	$724,906
855,000	Morgan Stanley, Series 3NC2, 1.842%, 2/14/2020(b)	856,860
535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	559,975
295,000	National Bank of Canada, 2.100%, 12/14/2018	296,083
540,000	Nordea Bank AB, 1.625%, 9/30/2019, 144A	533,228
835,000	PNC Bank NA, 1.700%, 12/07/2018	834,830
595,000	PNC Bank NA, 2.625%, 2/17/2022	595,495
317,000	Royal Bank of Canada, 1.400%, 10/13/2017	316,909
652,000	Royal Bank of Canada, GMTN, 1.625%, 4/15/2019	648,419
529,000	Santander Holdings USA, Inc., 2.700%, 5/24/2019	531,503
855,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022, 144A	857,951
380,000	Santander UK PLC, 2.500%, 3/14/2019	383,115
240,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	249,167
525,000	Svenska Handelsbanken AB, Series BKNT, 1.500%, 9/06/2019	518,272
740,000	Toronto-Dominion Bank (The), GMTN, 1.450%, 9/06/2018	738,348
925,000	Toronto-Dominion Bank (The), MTN, 1.950%, 1/22/2019	929,203
840,000	U.S. Bank NA, 2.000%, 1/24/2020	843,123
425,000	UBS Group Funding Switzerland AG, 4.253%, 3/23/2028, 144A	431,090
770,000	Wells Fargo Bank NA, 1.750%, 5/24/2019	767,569

		33,452,263

	Brokerage — 0.2%
430,000	BlackRock, Inc., 3.200%, 3/15/2027	430,188

	Building Materials — 0.1%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	108,299
40,000	Masco Corp., 3.500%, 4/01/2021	40,704
27,000	Masco Corp., 7.125%, 3/15/2020	30,417

		179,420

	Cable Satellite — 0.1%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	208,243

	Chemicals — 0.1%
107,000	Airgas, Inc., 3.050%, 8/01/2020	109,924
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,604
45,000	Methanex Corp., 3.250%, 12/15/2019	45,316

		164,844

	Collateralized Mortgage Obligations — 1.8%
219,945	Government National Mortgage Association, Series 2014-H14, Class FA, 1.280%, 7/20/2064(b)	218,920
153,130	Government National Mortgage Association, Series 2014-H15, Class FA, 1.280%, 7/20/2064(b)	152,342
419,231	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	417,243
602,821	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	589,860

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$609,183	Government National Mortgage Association, Series 2016-H06, Class FC, 1.700%, 2/20/2066(b)	$613,249
1,272,436	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.380%, 4/20/2066(b)	1,274,603

		3,266,217

	Construction Machinery — 1.4%
835,000	Caterpillar Financial Services Corp., 1.700%, 8/09/2021	805,361
870,000	Caterpillar Financial Services Corp., MTN, 1.900%, 3/22/2019	870,163
174,000	John Deere Capital Corp., 2.450%, 9/11/2020	175,444
220,000	John Deere Capital Corp., MTN, 1.250%, 10/09/2019	216,715
450,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	451,626

		2,519,309

	Consumer Cyclical Services — 0.8%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	226,065
67,000	Western Union Co. (The), 3.350%, 5/22/2019	68,444
1,030,000	Western Union Co. (The), 3.600%, 3/15/2022	1,037,345
116,000	Western Union Co. (The), 3.650%, 8/22/2018	118,725

		1,450,579

	Diversified Manufacturing — 0.1%
80,000	Snap-on, Inc., 4.250%, 1/15/2018	81,637

	Electric — 4.0%
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	116,797
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,033,817
385,000	DTE Energy Co., 2.850%, 10/01/2026	360,234
510,000	Duke Energy Corp., 2.650%, 9/01/2026	475,175
451,000	Exelon Corp., 2.450%, 4/15/2021	445,601
605,000	Exelon Corp., (Step to 3.497% on 4/04/2017), 2.500%, 6/01/2022(d)	610,585
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	181,460
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	121,415
395,000	Fortis, Inc., 2.100%, 10/04/2021, 144A	382,731
825,000	National Rural Utilities Cooperative Finance Corp., 2.950%, 2/07/2024	826,709
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	192,230
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	683,925
280,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/01/2018	279,169
456,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017	457,470
273,000	Southern Co. (The), 2.750%, 6/15/2020	275,320
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	703,698

		7,146,336

	Finance Companies — 0.2%
427,000	Ares Capital Corp., 3.625%, 1/19/2022	423,352

	Food & Beverage — 0.7%
9,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	9,539
185,000	Flowers Foods, Inc., 3.500%, 10/01/2026	180,335

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Food & Beverage — continued
$845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020, 144A	$845,444
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	139,802

		1,175,120

	Government Owned – No Guarantee — 1.9%
397,000	Ecopetrol S.A., 5.875%, 9/18/2023	430,249
625,000	Export-Import Bank of Korea, 2.750%, 1/25/2022	622,815
725,000	Korea Development Bank (The), 2.625%, 2/27/2022	720,898
420,000	Korea National Oil Corp., 2.875%, 3/27/2022, 144A	420,218
445,000	Petroleos Mexicanos, 6.375%, 2/04/2021	482,705
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	768,292

		3,445,177

	Government Sponsored — 0.3%
500,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/2027, 144A	507,170

	Health Insurance — 1.0%
695,000	Aetna, Inc., 1.700%, 6/07/2018	695,012
1,055,000	UnitedHealth Group, Inc., 3.375%, 4/15/2027	1,061,919

		1,756,931

	Healthcare — 0.3%
41,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	42,058
245,000	Express Scripts Holding Co., 3.000%, 7/15/2023	236,818
183,000	Life Technologies Corp., 6.000%, 3/01/2020	200,487
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	100,529

		579,892

	Hybrid ARMs — 0.2%
62,617	FHLMC, 2.785%, 1/01/2035(b)	66,228
180,004	FHLMC, 3.057%, 5/01/2036(b)	191,361

		257,589

	Independent Energy — 0.2%
107,000	ConocoPhillips Co., 2.875%, 11/15/2021	107,910
179,000	Encana Corp., 6.500%, 5/15/2019	193,338

		301,248

	Industrial Other — 0.6%
600,000	CK Hutchison International 17 Ltd., 2.875%, 4/05/2022, 144A	600,322
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	439,594

		1,039,916

	Integrated Energy — 0.8%
205,000	BP Capital Markets PLC, 3.588%, 4/14/2027	206,381
1,030,000	Chevron Corp., 1.991%, 3/03/2020	1,031,306
94,000	Shell International Finance BV, 1.625%, 11/10/2018	93,896

		1,331,583

	Life Insurance — 1.0%
165,000	AIG Global Funding, 1.650%, 12/15/2017, 144A	165,109
830,000	Jackson National Life Global Funding, 2.200%, 1/30/2020, 144A	828,889

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — continued
$371,000	New York Life Global Funding, 1.450%, 12/15/2017, 144A	$371,067
344,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	345,033
63,000	Unum Group, 5.625%, 9/15/2020	69,315

		1,779,413

	Lodging — 0.3%
600,000	Wyndham Worldwide Corp., 4.150%, 4/01/2024	605,113

	Media Entertainment — 0.8%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021, 144A	93,015
715,000	Moody’s Corp., 1.414%, 9/04/2018(b)	716,239
112,000	S&P Global, Inc, 3.300%, 8/14/2020	114,421
49,000	Scripps Networks Interactive, Inc., 3.950%, 6/15/2025	49,816
480,000	Walt Disney Co. (The), MTN, 1.950%, 3/04/2020	481,074

		1,454,565

	Metals & Mining — 0.1%
40,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	42,877
31,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	32,351
22,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	22,910

		98,138

	Midstream — 0.9%
405,000	APT Pipelines Ltd., 4.250%, 7/15/2027, 144A	410,403
255,000	Energy Transfer Partners LP, 2.500%, 6/15/2018	256,242
60,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	62,342
246,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	254,413
255,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	258,348
160,000	Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/2023	160,439
143,000	Williams Partners LP, 3.600%, 3/15/2022	145,056

		1,547,243

	Mortgage Related — 3.6%
4,991	FHLMC, 3.000%, 10/01/2026	5,123
527	FHLMC, 6.500%, 1/01/2024	586
94	FHLMC, 8.000%, 7/01/2025	105
194	FNMA, 6.000%, 9/01/2021	197
249,323	GNMA, 4.287%, 2/20/2063(b)	262,603
445,263	GNMA, 4.307%, 2/20/2063(b)	466,492
235,727	GNMA, 4.408%, 10/20/2066(b)	256,268
56,438	GNMA, 4.411%, 6/20/2066(b)	60,993
101,705	GNMA, 4.424%, 9/20/2066(b)	110,323
70,783	GNMA, 4.457%, 11/20/2066(b)	76,967
194,297	GNMA, 4.475%, 10/20/2062(b)	204,103
66,358	GNMA, 4.477%, 8/20/2066(b)	72,056
194,007	GNMA, 4.481%, 5/20/2062(b)	202,853
126,379	GNMA, 4.492%, 11/20/2066(b)	137,749
435,332	GNMA, 4.495%, 4/20/2063(b)	457,728
264,107	GNMA, 4.506%, 5/20/2062(b)	276,134
241,836	GNMA, 4.512%, 4/20/2063(b)	254,322

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$111,592	GNMA, 4.521%, 10/20/2066(b)	$121,695
183,383	GNMA, 4.538%, 9/20/2066(b)	200,613
220,805	GNMA, 4.554%, 3/20/2062(b)	230,293
235,611	GNMA, 4.565%, 3/20/2063(b)	247,767
101,467	GNMA, 4.566%, 10/20/2066(b)	111,381
265,170	GNMA, 4.582%, 2/20/2063(b)	278,102
185,409	GNMA, 4.589%, 6/20/2062(b)	193,798
823,139	GNMA, 4.594%, 1/20/2067(b)	906,443
153,039	GNMA, 4.595%, 7/20/2062(b)	159,603
393,002	GNMA, 4.613%, 11/20/2064(b)	410,345
676,603	GNMA, 4.685%, with various maturities from 2061 to 2064(b)(e)	723,785
1,718	GNMA, 6.500%, 12/15/2023	1,948
239	GNMA, 8.500%, 9/15/2022	242
670	GNMA, 9.500%, 1/15/2019	697

		6,431,314

	Natural Gas — 0.6%
107,000	NiSource Finance Corp., 6.125%, 3/01/2022	122,559
965,000	Sempra Energy, 1.625%, 10/07/2019	955,379

		1,077,938

	Non-Agency Commercial Mortgage-Backed Securities — 8.0%
28,700	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	28,865
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050	580,452
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	510,858
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	360,152
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	993,312
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	532,339
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	274,825
84,913	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	85,995
232,393	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	236,446
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	215,672
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	491,901
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1.732%, 2/13/2032, 144A(b)	731,831
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	290,897

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$520,299	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	$537,157
39,889	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.715%, 6/15/2039(b)	39,869
107,531	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.958%, 9/15/2039(b)	108,048
265,763	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	266,924
380,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	389,299
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	89,055
200,434	GP Portfolio Trust, Series 2014-GPP, Class A, 1.862%, 2/15/2027, 144A(b)	200,686
189,103	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	190,091
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	343,015
332,944	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.949%, 8/10/2045(b)	332,599
225,963	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	231,937
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	361,544
173,417	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.841%, 6/15/2049(b)	173,473
120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	125,968
313,755	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.892%, 7/15/2031, 144A(b)	314,424
520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.612%, 7/15/2036, 144A(b)	522,606
280,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	280,053
213,426	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.841%, 6/12/2050(b)	213,849
13,136	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	13,120
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	274,432
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	130,547
185,000	SCG Trust, Series 2013-SRP1, Class B, 3.412%, 11/15/2026, 144A(b)	177,637
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	501,247
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	578,030
96,468	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.760%, 6/15/2049(b)	96,367
120,433	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	120,918

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	$203,519
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060	1,328,033
204,637	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 2.034%, 11/15/2029, 144A(b)	204,684
178,764	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	185,759
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	364,723

		14,233,158

	Pharmaceuticals — 1.3%
22,000	Amgen, Inc., 2.200%, 5/22/2019	22,145
147,000	Eli Lilly & Co., 1.950%, 3/15/2019	148,026
425,000	Novartis Capital Corp. (The), 1.800%, 2/14/2020	425,416
975,000	Pfizer, Inc., 3.000%, 12/15/2026	965,389
775,000	Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/2019	769,415

		2,330,391

	Property Trust — 0.5%
850,000	WEA Finance LLC, 3.150%, 4/05/2022, 144A	849,614

	Railroads — 0.8%
455,000	Burlington Northern Santa Fe LLC, 3.250%, 6/15/2027	458,393
206,000	CSX Corp., 3.700%, 10/30/2020	214,680
27,000	CSX Corp., 6.150%, 5/01/2037	33,179
430,000	Union Pacific Corp., 3.000%, 4/15/2027	425,191
215,000	Union Pacific Corp., 3.646%, 2/15/2024	225,267

		1,356,710

	REITs – Health Care — 1.1%
368,000	HCP, Inc., 4.000%, 12/01/2022	379,597
31,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	30,969
875,000	Omega Healthcare Investors, Inc., 4.750%, 1/15/2028	863,716
320,000	Physicians Realty LP, 4.300%, 3/15/2027	320,429
370,000	Ventas Realty LP, 3.850%, 4/01/2027	367,104

		1,961,815

	REITs – Hotels — 0.1%
155,000	Host Hotels & Resorts LP, 3.875%, 4/01/2024	156,177

	REITs – Shopping Centers — 0.3%
435,000	Kimco Realty Corp., 3.800%, 4/01/2027	433,118

	REITs – Single Tenant — 0.1%
179,000	Realty Income Corp., 5.875%, 3/15/2035	206,490

	Restaurants — 0.6%
1,030,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,029,091

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — 0.3%
$430,000	Dollar General Corp., 3.875%, 4/15/2027	$430,328

	Sovereigns — 0.3%
595,000	Mexico Government International Bond, 4.150%, 3/28/2027	605,115

	Technology — 3.0%
45,000	Apple, Inc., 2.250%, 2/23/2021	45,136
380,000	Apple, Inc., 3.000%, 2/09/2024	383,264
765,000	Applied Materials, Inc., 3.300%, 4/01/2027	768,039
285,000	CA, Inc., 3.600%, 8/15/2022	289,190
850,000	DXC Technology Co., 4.750%, 4/15/2027, 144A	866,903
855,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022, 144A	859,956
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	124,648
246,000	HP, Inc., 4.300%, 6/01/2021	258,969
72,000	Ingram Micro, Inc., 5.450%, 12/15/2024	70,846
89,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	95,230
22,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	23,251
36,000	KLA-Tencor Corp., 4.125%, 11/01/2021	37,691
405,000	Pitney Bowes, Inc., 3.375%, 10/01/2021	398,010
655,000	Seagate HDD Cayman, 4.875%, 3/01/2024, 144A	643,569
290,000	Tech Data Corp., 3.700%, 2/15/2022	291,005
77,000	Xerox Corp., 4.070%, 3/17/2022, 144A	77,995

		5,233,702

	Tobacco — 0.0%
31,000	Philip Morris International, Inc., 2.900%, 11/15/2021	31,374
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,228

		36,602

	Transportation Services — 0.6%
690,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.200%, 4/01/2027, 144A	702,538
430,000	TTX Co., 2.600%, 6/15/2020, 144A	430,820

		1,133,358

	Treasuries — 14.3%
7,065,000	U.S. Treasury Note, 1.875%, 2/28/2022	7,049,825
3,900,000	U.S. Treasury Note, 2.125%, 12/31/2022	3,909,446
3,390,000	U.S. Treasury Note, 2.125%, 11/30/2023	3,378,345
11,195,000	U.S. Treasury Note, 2.250%, 2/15/2027	11,052,006

		25,389,622

	Wireless — 0.2%
185,000	Crown Castle International Corp., 4.875%, 4/15/2022	199,003
200,000	Crown Castle International Corp., 5.250%, 1/15/2023	218,248

		417,251

	Wirelines — 2.2%
400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	393,540
415,000	Deutsche Telekom International Finance BV, 2.820%, 1/19/2022, 144A	412,611
790,000	Orange S.A., 1.625%, 11/03/2019	778,840
750,000	Telefonica Emisiones SAU, 4.103%, 3/08/2027	755,293

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$715,000	TELUS Corp., 3.700%, 9/15/2027	$715,330
870,000	Verizon Communications, Inc., 4.125%, 3/16/2027	884,739

		3,940,353

	Total Non-Convertible Bonds (Identified Cost $176,302,933)	176,225,614

Municipals — 0.1%
	New Jersey — 0.1%
45,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017	45,051
230,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017	230,187

	Total Municipals (Identified Cost $275,000)	275,238

	Total Bonds and Notes (Identified Cost $176,577,933)	176,500,852

Short-Term Investments — 1.9%
3,273,303	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $3,273,363 on 4/03/2017 collateralized by $3,350,000 U.S. Treasury Note, 1.750% due 11/30/2021 valued at $3,342,734 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,273,303)	3,273,303

	Total Investments — 101.4% (Identified Cost $179,851,236)(a)	179,774,155
	Other assets less liabilities — (1.4)%	(2,412,338)

	Net Assets — 100.0%	$177,361,817

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized depreciation on investments based on a cost of $180,157,428 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$885,455
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,268,728)

	Net unrealized depreciation	$(383,273)

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $29,584 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Coupon rate is a fixed rate for an initial period than resets at a specified date and rate.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

(e)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $42,410,068 or 23.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2017 (Unaudited)

Banking	18.9%
Treasuries	14.3
ABS Car Loan	9.5
Non-Agency Commercial Mortgage-Backed Securities	8.0
Electric	4.0
Agency Commercial Mortgage-Backed Securities	4.0
Mortgage Related	3.6
ABS Credit Card	3.2
Technology	3.0
Automotive	2.6
Wirelines	2.2
ABS Other	2.0
Other Investments, less than 2% each	24.2
Short-Term Investments	1.9

Total Investments	101.4
Other assets less liabilities	(1.4)

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 96.5% of Net Assets
	ABS Car Loan — 1.9%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,568,948
1,247,245	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	1,249,289
1,138,825	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	1,140,184
1,825,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	1,827,155
2,875,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	2,858,426
201,141	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	201,117
2,310,000	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	2,302,173
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,503,603
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	731,744

		15,382,639

	ABS Home Equity — 0.6%
2,339,206	Home Partners of America Trust, Series 2016-1, Class A, 2.563%, 3/17/2033, 144A(b)	2,356,833
1,028,072	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(b)	1,031,663
1,630,163	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	1,626,120

		5,014,616

	ABS Student Loan — 0.0%
351,571	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1.932%, 1/25/2039, 144A(b)	354,289

	Agency Commercial Mortgage-Backed Securities — 18.7%
5,899,466	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.912%, 11/25/2022(b)	5,924,478
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	978,892
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,361,241
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,581,159
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,155,093
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,809,614
3,474,611	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,513,759
686,255	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	692,063

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$2,570,055	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	$2,594,275
7,811,281	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,868,235
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,311,832
4,100,025	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1.479%, 9/25/2022(b)	4,110,250
1,429,113	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1.109%, 11/25/2021(b)	1,429,113
9,951,730	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1.632%, 1/25/2023(b)	9,995,337
4,820,861	FHLMC Multifamily Structured Pass Through Certificates, Series KJ04, Class A1, 1.376%, 10/25/2020	4,778,555
19,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.682%, 11/25/2022(b)	19,399,721
26,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	25,967,932
210,241	Government National Mortgage Association, Series 2003-72, Class Z, 5.250%, 11/16/2045(b)	223,359
189,324	Government National Mortgage Association, Series 2003-88, Class Z, 4.877%, 3/16/2046(b)	199,544
3,539,257	Government National Mortgage Association, Series 2013-52, Class KX, 3.537%, 8/16/2051(b)	3,662,855

		147,557,307

	Collateralized Mortgage Obligations — 17.1%
87,030	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 2.070%, 5/15/2023(b)(c)	84,054
57,845	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.810%, 8/15/2023(b)(c)	57,100
227,327	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	246,058
719,301	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	738,582
1,246,775	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	1,261,050
1,699,061	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,899,294
2,517,480	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	2,751,909
2,439,377	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	2,628,294
1,826,093	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.166%, 6/15/2048(b)	1,761,267
2,146,907	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.180%, 12/15/2036(b)	2,225,303

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$801,245	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 3.012%, 6/15/2043(b)	$766,018
1,693,387	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,898,192
57,868	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 2.310%, 9/25/2022(b)(c)	57,225
56,477	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.890%, 4/25/2024(b)(c)	55,891
11,899	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.232%, 8/25/2042(b)(c)	12,769
918,518	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	995,733
175,391	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	176,000
1,001,029	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1.042%, 7/25/2037(b)	980,472
2,012,888	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.486%, 8/25/2038(b)	2,088,267
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.982%, 7/25/2043(b)	5,284,574
40,873	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.900%, 4/25/2023(b)(c)	40,448
10,792	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.554%, 3/25/2044(b)(c)	11,314
808,840	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 1.814%, 10/25/2044(b)	816,867
1,307,389	Government National Mortgage Association, Series 2010-H20, Class AF, 1.110%, 10/20/2060(b)	1,294,991
1,181,024	Government National Mortgage Association, Series 2010-H24, Class FA, 1.130%, 10/20/2060(b)	1,170,009
1,043,380	Government National Mortgage Association, Series 2011-H06, Class FA, 1.230%, 2/20/2061(b)	1,037,805
1,787,905	Government National Mortgage Association, Series 2012-124, Class HT, 7.273%, 7/20/2032(b)	2,016,642
1,940,325	Government National Mortgage Association, Series 2012-H15, Class FA, 1.230%, 5/20/2062(b)	1,942,323
1,194,615	Government National Mortgage Association, Series 2012-H18, Class NA, 1.300%, 8/20/2062(b)	1,191,546
5,368,036	Government National Mortgage Association, Series 2012-H29, Class HF, 1.280%, 10/20/2062(b)	5,374,005
4,687,582	Government National Mortgage Association, Series 2013-H02, Class GF, 1.280%, 12/20/2062(b)	4,693,987
4,632,674	Government National Mortgage Association, Series 2013-H08, Class FA, 1.130%, 3/20/2063(b)	4,592,296
3,458,437	Government National Mortgage Association, Series 2013-H10, Class FA, 1.180%, 3/20/2063(b)	3,436,249

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$11,560,909	Government National Mortgage Association, Series 2013-H22, Class FT, 1.460%, 4/20/2063(b)	$11,645,609
6,621,258	Government National Mortgage Association, Series 2014-H14, Class FA, 1.280%, 7/20/2064(b)	6,590,412
4,550,719	Government National Mortgage Association, Series 2014-H15, Class FA, 1.280%, 7/20/2064(b)	4,527,303
4,381,476	Government National Mortgage Association, Series 2015-H05, Class FA, 1.080%, 4/20/2061(b)	4,379,016
11,199,910	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	11,146,823
10,188,431	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	9,969,389
2,395,254	Government National Mortgage Association, Series 2015-H11, Class FA, 1.030%, 4/20/2065(b)	2,392,689
5,944,025	Government National Mortgage Association, Series 2015-H19, Class FH, 1.080%, 7/20/2065(b)	5,939,358
1,866,626	Government National Mortgage Association, Series 2015-H29, Class FA, 1.480%, 10/20/2065(b)	1,873,142
1,183,049	Government National Mortgage Association, Series 2015-H30, Class FA, 1.460%, 8/20/2061(b)	1,186,832
6,674,138	Government National Mortgage Association, Series 2016-H06, Class FC, 1.700%, 2/20/2066(b)	6,718,686
4,744,355	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.380%, 4/20/2066(b)	4,752,433
8,475,644	Government National Mortgage Association, Series 2016-H19, Class FJ, 1.180%, 9/20/2063(b)	8,430,717
314,927	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1.208%, 12/07/2020(b)	314,927
746,388	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1.432%, 10/07/2020(b)	747,204
1,251,783	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1.337%, 12/08/2020(b)	1,256,849
83,341	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1.337%, 12/08/2020(b)	83,759

		135,541,682

	Hybrid ARMs — 13.7%
1,901,016	FHLMC, 2.720%, 7/01/2033(b)	2,007,352
886,094	FHLMC, 2.739%, 9/01/2038(b)	933,582
713,901	FHLMC, 2.740%, 4/01/2036(b)	739,298
306,017	FHLMC, 2.777%, 9/01/2038(b)	324,000
1,224,899	FHLMC, 2.807%, 9/01/2038(b)	1,294,128
5,127,207	FHLMC, 2.822%, 3/01/2037(b)	5,420,554
1,411,585	FHLMC, 2.873%, 2/01/2036(b)	1,485,178
3,123,976	FHLMC, 2.881%, 2/01/2036(b)	3,298,021
647,865	FHLMC, 2.920%, 11/01/2038(b)	688,209
799,888	FHLMC, 2.997%, 6/01/2037(b)	826,308
2,102,906	FHLMC, 3.013%, 9/01/2035(b)	2,232,199
4,276,679	FHLMC, 3.023%, 9/01/2041(b)	4,493,387
1,253,189	FHLMC, 3.024%, 3/01/2036(b)	1,323,971
134,204	FHLMC, 3.104%, 12/01/2037(b)	139,008
516,326	FHLMC, 3.105%, 2/01/2035(b)	541,399

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$807,640	FHLMC, 3.111%, 11/01/2038(b)	$858,434
1,324,767	FHLMC, 3.137%, 3/01/2038(b)	1,409,697
560,690	FHLMC, 3.219%, 12/01/2034(b)	593,993
656,903	FHLMC, 3.287%, 4/01/2037(b)	693,531
2,616,669	FHLMC, 3.532%, 4/01/2037(b)	2,780,594
628,423	FHLMC, 3.875%, 3/01/2037(b)	669,348
768,340	FNMA, 2.682%, 9/01/2036(b)	812,357
2,495,669	FNMA, 2.709%, 11/01/2033(b)	2,634,425
1,392,694	FNMA, 2.750%, 6/01/2036(b)	1,469,188
614,849	FNMA, 2.757%, 12/01/2034(b)	643,636
332,765	FNMA, 2.761%, 4/01/2033(b)	349,520
6,494,449	FNMA, 2.795%, with various maturities from 2033 to 2037(b)(d)	6,868,844
618,734	FNMA, 2.796%, 9/01/2034(b)	651,316
5,687,781	FNMA, 2.799%, 10/01/2034(b)	6,001,953
1,903,910	FNMA, 2.802%, with various maturities from 2035 to 2037(b)(d)	1,980,891
1,221,560	FNMA, 2.803%, 6/01/2033(b)	1,290,939
3,689,189	FNMA, 2.806%, 6/01/2037(b)	3,922,107
4,140,345	FNMA, 2.831%, 4/01/2034(b)	4,367,319
1,563,011	FNMA, 2.840%, 8/01/2035(b)	1,654,300
1,254,542	FNMA, 2.853%, 1/01/2036(b)	1,332,078
3,959,352	FNMA, 2.881%, 7/01/2038(b)	4,180,153
3,059,665	FNMA, 2.885%, 4/01/2037(b)	3,228,215
409,184	FNMA, 2.893%, 8/01/2035(b)	433,713
1,330,444	FNMA, 2.901%, 4/01/2034(b)	1,405,421
965,367	FNMA, 2.905%, 8/01/2034(b)	1,028,367
397,783	FNMA, 2.907%, 8/01/2038(b)	413,575
303,417	FNMA, 2.932%, 8/01/2033(b)	321,257
3,070,612	FNMA, 2.936%, 7/01/2035(b)	3,240,733
1,820,551	FNMA, 2.941%, 4/01/2037(b)	1,920,755
4,733,304	FNMA, 3.017%, 3/01/2037(b)	5,014,678
648,497	FNMA, 3.029%, 11/01/2036(b)	687,068
369,264	FNMA, 3.055%, 3/01/2034(b)	391,142
3,734,891	FNMA, 3.095%, with various maturities from 2035 to 2037(b)(d)	3,962,993
631,277	FNMA, 3.103%, 7/01/2041(b)	660,078
938,749	FNMA, 3.115%, 5/01/2035(b)	1,000,088
639,554	FNMA, 3.119%, 10/01/2033(b)	679,991
5,188,045	FNMA, 3.281%, 10/01/2041(b)	5,487,745
3,389,098	FNMA, 3.377%, 7/01/2037(b)	3,587,451
196,145	FNMA, 3.445%, 1/01/2037(b)	208,585
864,086	FNMA, 3.505%, 2/01/2037(b)	916,522
1,589,787	FNMA, 3.549%, 2/01/2047(b)	1,669,474
1,358,106	FNMA, 3.723%, 6/01/2035(b)	1,437,796

		108,606,864

	Mortgage Related — 17.5%
101,904	FHLMC, 3.000%, 10/01/2026	104,611
713,322	FHLMC, 4.000%, with various maturities from 2024 to 2042(d)	751,255
502,200	FHLMC, 4.500%, with various maturities from 2025 to 2034(d)	530,896

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$214,904	FHLMC, 5.500%, 10/01/2023	$228,759
263,872	FHLMC, 5.775%, 6/01/2020(b)	273,874
406,417	FHLMC, 5.904%, 8/01/2020(b)	424,960
219,691	FHLMC, 5.924%, 10/01/2020(b)	230,449
301,200	FHLMC, 5.952%, 11/01/2020(b)	316,512
15,308	FHLMC, 6.000%, 11/01/2019	15,783
349,517	FHLMC, 6.500%, with various maturities from 2017 to 2034(d)	397,904
412	FHLMC, 7.500%, 6/01/2026	463
707	FHLMC, 10.000%, 7/01/2019	717
12,995	FHLMC, 11.500%, 4/01/2020	13,180
180,975	FNMA, 3.000%, 3/01/2042	180,415
2,016,223	FNMA, 5.000%, with various maturities from 2037 to 2038(d)	2,208,749
1,089,704	FNMA, 5.500%, with various maturities from 2018 to 2033(d)	1,192,345
1,445,294	FNMA, 6.000%, with various maturities from 2017 to 2022(d)	1,553,138
219,886	FNMA, 6.500%, with various maturities from 2032 to 2037(d)	245,646
10,239	FNMA, 7.000%, 12/01/2022	10,258
85,011	FNMA, 7.500%, with various maturities from 2030 to 2032(d)	93,695
4,182,318	GNMA, 2.472%, 2/20/2061(b)	4,348,016
3,111,880	GNMA, 2.651%, 2/20/2063(b)	3,249,069
4,186,729	GNMA, 2.926%, 3/20/2063(b)	4,398,988
2,365,881	GNMA, 3.039%, with various maturities in 2065(b)(d)	2,527,929
2,359,781	GNMA, 3.132%, 2/20/2063(b)	2,487,250
3,358,153	GNMA, 4.422%, 6/20/2063(b)	3,549,315
1,916,670	GNMA, 4.438%, 3/20/2063(b)	2,013,922
1,829,092	GNMA, 4.457%, 2/20/2063(b)	1,917,410
3,892,947	GNMA, 4.482%, 2/20/2062(b)	4,056,796
4,826,111	GNMA, 4.490%, 10/20/2065(b)	5,231,272
3,985,465	GNMA, 4.525%, 12/20/2061(b)	4,136,860
15,498,758	GNMA, 4.539%, 12/20/2061(b)	15,998,272
6,674,258	GNMA, 4.542%, 12/20/2062(b)	6,992,334
1,851,085	GNMA, 4.554%, 3/20/2062(b)	1,930,624
1,338,524	GNMA, 4.587%, 4/20/2063(b)	1,410,581
16,569,627	GNMA, 4.589%, with various maturities from 2061 to 2063(b)(d)	17,328,124
2,169,623	GNMA, 4.604%, 2/20/2066(b)	2,345,044
1,572,633	GNMA, 4.629%, 3/20/2062(b)	1,634,473
1,888,788	GNMA, 4.634%, 3/20/2064(b)	2,031,042
460,447	GNMA, 4.659%, 1/20/2064(b)	494,712
6,209,709	GNMA, 4.673%, 2/20/2062(b)	6,462,858
2,025,258	GNMA, 4.682%, 11/20/2063(b)	2,189,392
8,220,095	GNMA, 4.685%, with various maturities from 2061 to 2064(b)(d)	8,536,329
2,934,216	GNMA, 4.687%, 2/20/2062(b)	3,045,280
1,202,376	GNMA, 4.699%, 6/20/2061(b)	1,228,272
6,358,749	GNMA, 4.700%, with various maturities in 2061(b)(d)	6,542,157
1,163,581	GNMA, 4.716%, 3/20/2061(b)	1,194,471
1,163,088	GNMA, 4.747%, 8/20/2062(b)	1,209,061
479,686	GNMA, 5.053%, 4/20/2061(b)	500,078
17,750	GNMA, 6.000%, 12/15/2031	20,589

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$72,424	GNMA, 6.500%, 5/15/2031	$83,190
72,957	GNMA, 7.000%, 10/15/2028	81,231
4,097,216	Government National Mortgage Association, Series 2015-H04, Class FL, 1.250%, 2/20/2065(b)	4,073,256
6,215,869	Government National Mortgage Association, Series 2015-H12, Class FL, 1.010%, 5/20/2065(b)	6,142,759

		138,164,565

	Non-Agency Commercial Mortgage-Backed Securities — 5.2%
269,066	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	270,610
3,445,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2016-ASHF, Class A, 2.812%, 12/15/2033, 144A(b)	3,460,051
478,172	Barclays Commercial Mortgage Securities, Series 2015-RRI, Class A, 2.062%, 5/15/2032, 144A(b)	478,767
2,414,059	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 2.312%, 12/15/2027, 144A(b)	2,418,601
2,421,529	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.862%, 6/15/2031, 144A(b)	2,421,037
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,303,485
3,425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 2.282%, 10/15/2031, 144A(b)	3,430,375
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,433,483
1,399,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,497,200
2,201,488	GP Portfolio Trust, Series 2014-GPP, Class A, 1.862%, 2/15/2027, 144A(b)	2,204,251
2,710,023	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	2,724,177
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.812%, 10/15/2029, 144A(b)	5,534,997
1,478,689	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.892%, 7/15/2031, 144A(b)	1,481,841
4,115,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.612%, 7/15/2036, 144A(b)	4,135,619
110,886	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	110,749
766,259	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.993%, 4/15/2032, 144A(b)	766,003
3,700,000	Starwood Retail Property Trust, Inc., 2.132%, 11/15/2027, 144A(b)	3,679,020
436,012	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	437,769

		40,788,035

	Sovereigns — 0.3%
1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	1,969,624

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 21.5%
$23,145,000	U.S. Treasury Note, 1.125%, 6/30/2021	$22,475,068
28,700,000	U.S. Treasury Note, 1.125%, 8/31/2021	27,804,244
37,270,000	U.S. Treasury Note, 1.375%, 1/31/2021	36,747,363
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	17,080,133
5,670,000	U.S. Treasury Note, 2.000%, 11/15/2026	5,477,311
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	14,088,801
19,850,000	U.S. Treasury Note, 2.125%, 3/31/2024	19,732,925
26,120,000	U.S. Treasury Note, 2.250%, 1/31/2024	26,201,625

		169,607,470

	Total Bonds and Notes (Identified Cost $773,553,513)	762,987,091

Short-Term Investments — 4.8%
15,050,000	Federal Home Loan Bank Discount Notes, 0.700%, 4/26/2017(e)	15,043,363
10,620,000	Federal National Mortgage Association Discount Notes, 0.700%, 4/04/2017(e)	10,619,798
12,162,919	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $12,163,142 on 4/03/2017 collateralized by $12,510,000 U.S. Treasury Note, 1.875% due 8/31/2022 valued at $12,410,783 including accrued interest (Note 2 of Notes to Financial Statements)	12,162,919

	Total Short-Term Investments (Identified Cost $37,825,982)	37,826,080

	Total Investments — 101.3% (Identified Cost $811,379,495)(a)	800,813,171
	Other assets less liabilities — (1.3)%	(10,319,529)

	Net Assets — 100.0%	$790,493,642

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized depreciation on investments based on a cost of $811,489,803 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,913,427
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,590,059)

	Net unrealized depreciation	$(10,676,632)

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $318,801 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $53,562,791 or 6.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	21.5%
Agency Commercial Mortgage-Backed Securities	18.7
Mortgage Related	17.5
Collateralized Mortgage Obligations	17.1
Hybrid ARMs	13.7
Non-Agency Commercial Mortgage-Backed Securities	5.2
Other Investments, less than 2% each	2.8
Short-Term Investments	4.8

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  50

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$169,362,931	$179,851,236	$811,379,495
Net unrealized appreciation (depreciation)	77,904	(77,081)	(10,566,324)

Investments at value	169,440,835	179,774,155	800,813,171
Cash	55,063	18	723
Receivable for Fund shares sold	5,618,669	199,246	1,129,715
Receivable for securities sold	495,862	4,358,718	25,876,541
Dividends and interest receivable	2,365,752	598,378	2,458,459
Tax reclaims receivable	113	409	—
Prepaid expenses (Note 8)	70	66	404

TOTAL ASSETS	177,976,364	184,930,990	830,279,013

LIABILITIES
Payable for securities purchased	788,043	7,219,443	32,309,895
Payable for Fund shares redeemed	465,695	156,873	6,565,569
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,223	—	—
Distributions payable	—	—	262,087
Management fees payable (Note 6)	91,835	53,381	239,637
Deferred Trustees’ fees (Note 6)	137,845	93,940	274,605
Administrative fees payable (Note 6)	6,535	6,711	30,538
Payable to distributor (Note 6d)	2,007	926	5,554
Other accounts payable and accrued expenses	46,424	37,899	97,486

TOTAL LIABILITIES	1,539,607	7,569,173	39,785,371

NET ASSETS	$176,436,757	$177,361,817	$790,493,642

NET ASSETS CONSIST OF:
Paid-in capital	$180,057,301	$179,899,817	$819,162,810
Distributions in excess of net investment income	(434,069)	(312,685)	(3,575,716)
Accumulated net realized loss on investments and foreign currency transactions	(3,272,339)	(2,148,234)	(14,527,128)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	85,864	(77,081)	(10,566,324)

NET ASSETS	$176,436,757	$177,361,817	$790,493,642

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities (continued)

March 31, 2017 (Unaudited)

	High Income Fund		Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$36,400,548		$20,326,453	$365,895,019

Shares of beneficial interest	8,470,493		1,987,281	32,250,007

Net asset value and redemption price per share	$4.30		$10.23	$11.35

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$4.49		$10.68	$11.61

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$12,259,556		$3,185,556	$55,207,530

Shares of beneficial interest	2,845,149		311,319	4,861,723

Net asset value and offering price per share	$4.31		$10.23	$11.36

Class N shares:
Net assets	$1,049		$—	$1,587,761

Shares of beneficial interest	245		—	139,545

Net asset value, offering and redemption price per share	$4.29	(a)	$—	$11.38

Class Y shares:
Net assets	$127,775,604		$153,849,808	$367,803,332

Shares of beneficial interest	29,809,281		15,046,429	32,314,181

Net asset value, offering and redemption price per share	$4.29		$10.23	$11.38

(a)	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  52

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$5,003,358	$1,866,039	$6,537,734
Dividends	317,736	—	—
Less net foreign taxes withheld	(5,505)	—	—

	5,315,589	1,866,039	6,537,734

Expenses
Management fees (Note 6)	508,152	210,492	1,564,397
Service and distribution fees (Note 6)	102,809	39,682	838,712
Administrative fees (Note 6)	37,866	37,647	191,868
Trustees’ fees and expenses (Note 6)	17,354	15,240	32,415
Transfer agent fees and expenses (Notes 6 and 7)	105,276	36,296	392,338
Audit and tax services fees	27,127	35,128	27,157
Custodian fees and expenses	11,838	10,504	23,264
Legal fees	1,758	1,764	9,317
Registration fees	42,488	38,162	76,939
Shareholder reporting expenses	21,197	10,952	38,134
Miscellaneous expenses (Note 8)	11,689	9,576	23,370

Total expenses	887,554	445,443	3,217,911
Less waiver and/or expense reimbursement (Note 6)	(64,578)	(68,944)	(18,085)

Net expenses	822,976	376,499	3,199,826

Net investment income	4,492,613	1,489,540	3,337,908

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(634,188)	(1,810,472)	(1,547,489)
Foreign currency transactions	6,489	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,135,271	(1,402,656)	(7,583,017)
Foreign currency translations	9,405	—	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions	2,516,977	(3,213,128)	(9,130,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,009,590	$(1,723,588)	$(5,792,598)

See accompanying notes to financial statements.

53  |

Statements of Changes in Net Assets

	High Income Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$4,492,613	$8,583,675	$1,489,540	$2,750,862
Net realized gain (loss) on investments and foreign currency transactions	(627,699)	(5,345,683)	(1,810,472)	1,570,969
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,144,676	13,406,022	(1,402,656)	1,160,767

Net increase (decrease) in net assets resulting from operations	7,009,590	16,644,014	(1,723,588)	5,482,598

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(875,545)	(1,391,187)	(184,108)	(390,657)
Class B(a)	—	(14)	—	—
Class C	(260,793)	(384,341)	(17,708)	(1)
Class N	(18)	—	—	—
Class Y	(3,328,207)	(4,855,484)	(1,553,436)	(2,556,145)
Net realized capital gains
Class A	—	(81,866)	(146,821)	(64,649)
Class B(a)	—	(3)	—	—
Class C	—	(29,530)	(22,477)	—
Class Y	—	(273,287)	(1,093,586)	(284,383)

Total distributions	(4,464,563)	(7,015,712)	(3,018,136)	(3,295,835)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(2,384,731)	(670,213)	20,290,017	52,609,062

Net increase in net assets	160,296	8,958,089	15,548,293	54,795,825
NET ASSETS
Beginning of the period	176,276,461	167,318,372	161,813,524	107,017,699

End of the period	$176,436,757	$176,276,461	$177,361,817	$161,813,524

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(434,069)	$(462,119)	$(312,685)	$(46,973)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  54

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$3,337,908	$9,196,702
Net realized gain (loss) on investments	(1,547,489)	2,246,153
Net change in unrealized appreciation (depreciation) on investments	(7,583,017)	(2,140,764)

Net increase (decrease) in net assets resulting from operations	(5,792,598)	9,302,091

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(3,304,890)	(5,792,542)
Class B(a)	—	(5,359)
Class C	(277,619)	(543,862)
Class N	(2,547)	—
Class Y	(3,535,539)	(7,311,896)

Total distributions	(7,120,595)	(13,653,659)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(124,189,401)	88,093,679

Net increase (decrease) in net assets	(137,102,594)	83,742,111
NET ASSETS
Beginning of the period	927,596,236	843,854,125

End of the period	$790,493,642	$927,596,236

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(3,575,716)	$206,971

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

55  |

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$4.23		$3.99		$4.49		$4.59	$4.60		$4.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.20		0.19		0.21	0.24		0.24
Net realized and unrealized gain (loss)	0.07		0.21		(0.39)		0.17	0.03		0.59

Total from Investment Operations	0.18		0.41		(0.20)		0.38	0.27		0.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.16)		(0.19)		(0.22)	(0.27)		(0.30)
Net realized capital gains	—		(0.01)		(0.11)		(0.26)	(0.01)		(0.39)

Total Distributions	(0.11)		(0.17)		(0.30)		(0.48)	(0.28)		(0.69)

Net asset value, end of the period	$4.30		$4.23		$3.99		$4.49	$4.59		$4.60

Total return(b)	4.29	%(c)(d)	10.66	%(d)	(4.78	)%(d)	8.42%	6.27%		20.90	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$36,401		$34,820		$37,870		$42,630	$45,791		$95,876
Net expenses	1.10	%(e)(f)	1.10	%(f)	1.11	%(f)(g)	1.14%	1.15	%(h)	1.15	%(f)
Gross expenses	1.18	%(e)	1.14%		1.13%		1.14%	1.15	%(h)	1.19%
Net investment income	5.18	%(e)	5.16%		4.41%		4.57%	5.11%		5.50%
Portfolio turnover rate	15%		38%		69%		59%	47%		34%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2015, the expense limit decreased to 1.10%.
(h)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$4.24		$4.00		$4.50		$4.61	$4.61		$4.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.18		0.16		0.18	0.21		0.21
Net realized and unrealized gain (loss)	0.07		0.20		(0.39)		0.16	0.04		0.59

Total from Investment Operations	0.16		0.38		(0.23)		0.34	0.25		0.80

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.13)		(0.16)		(0.19)	(0.24)		(0.27)
Net realized capital gains	—		(0.01)		(0.11)		(0.26)	(0.01)		(0.39)

Total Distributions	(0.09)		(0.14)		(0.27)		(0.45)	(0.25)		(0.66)

Net asset value, end of the period	$4.31		$4.24		$4.00		$4.50	$4.61		$4.61

Total return(b)	3.88	%(c)(d)	9.81	%(d)	(5.48	)%(d)	7.60%	5.46%		19.96	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,260		$12,288		$12,609		$14,555	$15,233		$16,863
Net expenses	1.85	%(e)(f)	1.85	%(f)	1.86	%(f)(g)	1.89%	1.90	%(h)	1.90	%(f)
Gross expenses	1.93	%(e)	1.89%		1.88%		1.89%	1.90	%(h)	1.94%
Net investment income	4.43	%(e)	4.43%		3.68%		3.84%	4.36%		4.78%
Portfolio turnover rate	15%		38%		69%		59%	47%		34%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2015, the expense limit decreased to 1.85%.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

High Income Fund—Class N
Period Ended March 31, 2017 (Unaudited)*
Net asset value, beginning of the period	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08
Net realized and unrealized gain (loss)	0.12

Total from Investment Operations	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Net realized capital gains	—

Total Distributions	(0.07)

Net asset value, end of the period	$4.29

Total return(b)(c)	4.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.74%
Gross expenses(e)	14.48%
Net investment income(e)	5.51%
Portfolio turnover rate	15%

*	From commencement of Class operations on November 30, 2016 through March 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$4.22		$3.98		$4.48		$4.59	$4.59		$4.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.21		0.20		0.22	0.25		0.26
Net realized and unrealized gain (loss)	0.07		0.21		(0.39)		0.16	0.04		0.57

Total from Investment Operations	0.18		0.42		(0.19)		0.38	0.29		0.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.17)		(0.20)		(0.23)	(0.28)		(0.31)
Net realized capital gains	—		(0.01)		(0.11)		(0.26)	(0.01)		(0.39)

Total Distributions	(0.11)		(0.18)		(0.31)		(0.49)	(0.29)		(0.70)

Net asset value, end of the period	$4.29		$4.22		$3.98		$4.48	$4.59		$4.59

Total return	4.44	%(b)(c)	10.98	%(c)	(4.54	)%(c)	8.72%	6.56%		20.93	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$127,776		$129,169		$116,837		$125,185	$108,170		$110,917
Net expenses	0.85	%(d)(e)	0.85	%(e)	0.86	%(e)(f)	0.89%	0.90	%(g)	0.90	%(e)
Gross expenses	0.93	%(d)	0.89%		0.88%		0.89%	0.90	%(g)	0.95%
Net investment income	5.43	%(d)	5.43%		4.67%		4.83%	5.37%		5.78%
Portfolio turnover rate	15%		38%		69%		59%	47%		34%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2015, the expense limit decreased to 0.85%.
(g)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.52		$10.39	$10.39	$10.34	$10.80	$10.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.20	0.20	0.22	0.18	0.20
Net realized and unrealized gain (loss)	(0.19)		0.17	0.03	0.11	(0.23)	0.39

Total from Investment Operations	(0.11)		0.37	0.23	0.33	(0.05)	0.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.21)	(0.22)	(0.25)	(0.24)	(0.26)
Net realized capital gains	(0.08)		(0.03)	(0.01)	(0.03)	(0.17)	(0.08)

Total Distributions	(0.18)		(0.24)	(0.23)	(0.28)	(0.41)	(0.34)

Net asset value, end of the period	$10.23		$10.52	$10.39	$10.39	$10.34	$10.80

Total return(b)(c)	(1.11	)%(d)	3.64%	2.17%	3.24%	(0.46)%	5.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,326		$19,327	$18,425	$5,931	$5,601	$3,084
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.73	%(f)	0.72%	0.71%	0.85%	0.79%	0.84%
Net investment income	1.56	%(f)	1.89%	1.93%	2.07%	1.71%	1.91%
Portfolio turnover rate	104%		151%	151%	134%	124%	82%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016*
Net asset value, beginning of the period	$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.01
Net realized and unrealized gain (loss)	(0.20)	0.00 (b)

Total from Investment Operations	(0.16)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.01)
Net realized capital gains	(0.08)	—

Total Distributions	(0.14)	(0.01)

Net asset value, end of the period	$10.23	$10.53

Total return(c)(d)(e)	(1.55)%	0.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,186	$3,088
Net expenses(f)(g)	1.40%	1.40%
Gross expenses(g)	1.49%	1.56%
Net investment income(g)	0.86%	0.86%
Portfolio turnover rate	104%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.52		$10.39	$10.39	$10.33	$10.80	$10.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.22	0.22	0.24	0.21	0.22
Net realized and unrealized gain (loss)	(0.19)		0.18	0.04	0.12	(0.24)	0.40

Total from Investment Operations	(0.10)		0.40	0.26	0.36	(0.03)	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.24)	(0.25)	(0.27)	(0.27)	(0.28)
Net realized capital gains	(0.08)		(0.03)	(0.01)	(0.03)	(0.17)	(0.08)

Total Distributions	(0.19)		(0.27)	(0.26)	(0.30)	(0.44)	(0.36)

Net asset value, end of the period	$10.23		$10.52	$10.39	$10.39	$10.33	$10.80

Total return(b)	(1.08	)%(c)	3.90%	2.42%	3.60%	(0.30)%	6.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$153,850		$139,398	$88,592	$66,759	$66,424	$75,588
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.48	%(e)	0.47%	0.47%	0.57%	0.48%	0.51%
Net investment income	1.82	%(e)	2.11%	2.15%	2.31%	1.97%	2.12%
Portfolio turnover rate	104%		151%	151%	134%	124%	82%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$11.51		$11.57		$11.61	$11.68		$12.04		$11.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.11		0.14	0.16		0.13		0.18
Net realized and unrealized gain (loss)	(0.11)		0.00	(b)	0.01 (c)	0.01		(0.23)		0.28

Total from Investment Operations	(0.07)		0.11		0.15	0.17		(0.10)		0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.17)		(0.19)	(0.24)		(0.26)		(0.29)
Net realized capital gains	—		—		—	—		(0.00	)(b)	(0.00	)(b)
Paid-in capital	—		—		—	—		(0.00	)(b)	—

Total Distributions	(0.09)		(0.17)		(0.19)	(0.24)		(0.26)		(0.29)

Net asset value, end of the period	$11.35		$11.51		$11.57	$11.61		$11.68		$12.04

Total return(d)	(0.60	)%(e)	0.93%		1.26%	1.44%		(0.81)%		3.94	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$365,895		$442,671		$346,317	$314,360		$355,212		$357,870
Net expenses	0.80	%(g)	0.77%		0.77%	0.80	%(h)	0.87	%(i)	0.85	%(j)
Gross expenses	0.80	%(g)	0.77%		0.77%	0.80	%(h)	0.87	%(i)	0.90%
Net investment income	0.72	%(g)	0.96%		1.21%	1.35%		1.11%		1.54%
Portfolio turnover rate	62%		109	%(k)	48%	24%		39%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.84%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$11.52		$11.58		$11.62	$11.69		$12.05		$11.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.02		0.05	0.07		0.04		0.10
Net realized and unrealized gain (loss)	(0.11)		0.00	(b)	0.01 (c)	0.01		(0.23)		0.27

Total from Investment Operations	(0.11)		0.02		0.06	0.08		(0.19)		0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.08)		(0.10)	(0.15)		(0.17)		(0.20)
Net realized capital gains	—		—		—	—		(0.00	)(b)	(0.00	)(b)
Paid-in capital	—		—		—	—		(0.00	)(b)	—

Total Distributions	(0.05)		(0.08)		(0.10)	(0.15)		(0.17)		(0.20)

Net asset value, end of the period	$11.36		$11.52		$11.58	$11.62		$11.69		$12.05

Total return(d)	(0.97	)%(e)	0.18%		0.51%	0.69%		(1.55)%		3.17	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$55,208		$73,027		$63,167	$56,936		$71,963		$75,522
Net expenses	1.55	%(g)	1.52%		1.53%	1.55	%(h)	1.62	%(i)	1.60	%(j)
Gross expenses	1.55	%(g)	1.52%		1.53%	1.55	%(h)	1.62	%(i)	1.65%
Net investment income (loss)	(0.03	)%(g)	0.21%		0.47%	0.61%		0.36%		0.80%
Portfolio turnover rate	62%		109	%(k)	48%	24%		39%		56%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

Limited Term Government and Agency Fund—Class N
Period Ended March 31, 2017 (Unaudited)*
Net asset value, beginning of the period	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)
Net realized and unrealized gain (loss)	0.04

Total from Investment Operations	0.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Net realized capital gains	—

Total Distributions	(0.04)

Net asset value, end of the period	$11.38

Total return(b)(c)	0.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,588
Net expenses(d)(e)	0.49%
Gross expenses(e)	0.50%
Net investment loss(e)	(0.41)%
Portfolio turnover rate	62%

*	From commencement of Class operations on February 1, 2017 through March 31, 2017.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$11.55		$11.61		$11.65	$11.72		$12.08		$11.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.14		0.17	0.18		0.16		0.21
Net realized and unrealized gain (loss)	(0.12)		0.00	(b)	0.01 (c)	0.02		(0.23)		0.28

Total from Investment Operations	(0.06)		0.14		0.18	0.20		(0.07)		0.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.20)		(0.22)	(0.27)		(0.29)		(0.32)
Net realized capital gains	—		—		—	—		(0.00	)(b)	(0.00	)(b)
Paid-in capital	—		—		—	—		(0.00	)(b)	—

Total Distributions	(0.11)		(0.20)		(0.22)	(0.27)		(0.29)		(0.32)

Net asset value, end of the period	$11.38		$11.55		$11.61	$11.65		$11.72		$12.08

Total return	(0.55	)%(d)	1.19%		1.51%	1.70%		(0.56)%		4.19	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$367,803		$411,898		$431,727	$330,224		$252,127		$220,444
Net expenses	0.55	%(f)	0.52%		0.52%	0.55	%(g)	0.62	%(h)	0.60	%(i)
Gross expenses	0.55	%(f)	0.52%		0.52%	0.55	%(g)	0.62	%(h)	0.65%
Net investment income	0.97	%(f)	1.20%		1.45%	1.58%		1.35%		1.77%
Portfolio turnover rate	62%		109	%(j)	48%	24%		39%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.59%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  66

Notes to Financial Statements

March 31, 2017 (Unaudited)

1.  Organization.  Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, High Income Fund and Limited Term Government and Agency Fund began offering Class N shares effective November 30, 2016 and February 1, 2017, respectively. As of the close of business on January 11, 2016, Class B shares of High Income Fund and Limited Term Government and Agency Fund were converted into Class A shares and are no longer offered.

Class A shares of Intermediate Duration Bond Fund and High Income Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are

67  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for High Income Fund and Limited Term Government and Agency Fund are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or

|  68

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

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As of March 31, 2017, securities held by the funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$3,461,170	2.0%	$1,873,999	1.1%
Intermediate Duration Bond Fund	—	—	29,584	Less than 0.1%
Limited Term Government and Agency Fund	—	—	318,801	Less than 0.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal

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income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2017, the amount of income available to be distributed by High Income Fund has been reduced by $81,795, as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.   The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract

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position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

No futures contracts were held by the Funds during the six months ended March 31, 2017.

f.  Swap Agreements.   The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

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Notes to Financial Statements (continued)

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The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2017.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to

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fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2017.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2017 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses,

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taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, contingent payment debt instruments, basis tracking from corporate actions, premium amortization, defaulted and/or non-income producing securities, paydown gains and losses, return of capital distributions received, convertible bonds and distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contracts mark-to-market, basis tracking from corporate actions, contingent payment debt instruments, convertible bonds, defaulted and/or non-income producing securities and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$6,619,464	$396,248	$7,015,712
Intermediate Duration Bond Fund	3,295,835	—	3,295,835
Limited Term Government and Agency Fund	13,653,659	—	13,653,659

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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As of September 30, 2016, the capital loss carryforwards were as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(251,066)	$—	$(848,283)
Long-term:
No expiration date	(2,330,822)	—	(11,847,451)

Total capital loss carryforward	$(2,581,888)	$—	$(12,695,734)

As of March 31, 2017, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Unrealized appreciation (depreciation)
Investments	$1,455,614	$(383,273)	$(10,676,632)
Foreign currency translations	(1,611,009)	—	—

Total unrealized depreciation	$(155,395)	$(383,273)	$(10,676,632)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

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k.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2017, none of the Funds had loaned securities under this agreement.

l.  Indemnifications.   Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m.   New Accounting Pronouncement.   In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

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3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$3,000,407		$26,982	(c)	$3,027,389
ABS Other	—	—		258,592	(b)	258,592
Home Construction	—	2,343,212		12	(c)	2,343,224
Non-Agency Commercial Mortgage-Backed Securities	—	2,221,415		910,014	(b)	3,131,429
All Other Non-Convertible Bonds(a)	—	135,433,117		—		135,433,117

Total Non-Convertible Bonds	—	142,998,151		1,195,600		144,193,751

Convertible Bonds(a)	—	8,675,459		—		8,675,459

Total Bonds and Notes	—	151,673,610		1,195,600		152,869,210

Senior Loans(a)	—	3,024,745		—		3,024,745

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	518,447		—		518,447
Midstream	—	741,387		—		741,387
Pharmaceuticals	827,686	370,493		—		1,198,179

Total Convertible Preferred Stocks	827,686	1,630,327		—		2,458,013

Non-Convertible Preferred Stocks	511,547	—		—		511,547

Total Preferred Stocks	1,339,233	1,630,327		—		2,969,560

Other Investments(a)	—	—		1,835,900	(d)	1,835,900
Common Stocks
Internet Software & Services	—	—		11,105	(c)	11,105
All Other Common Stocks(a)	2,531,886	—		—		2,531,886

Total Common Stocks	2,531,886	—		11,105		2,542,991

Warrants	6,263	—	(e)	—		6,263
Short-Term Investments	—	6,192,166		—		6,192,166

Total	$3,877,382	$162,520,848		$3,042,605		$169,440,835

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High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,223)	$—	$(1,223)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Includes a security fair valued at zero using Level 2 inputs.

A preferred stock valued at $324,791 was transferred from Level 1 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$16,631,229	$274,964	(b)	$16,906,193
ABS Home Equity	—	2,288,325	29,584	(c)	2,317,909
All Other Non-Convertible Bonds(a)	—	157,001,512	—		157,001,512

Total Non-Convertible Bonds	—	175,921,066	304,548		176,225,614

Municipals(a)	—	275,238	—		275,238

Total Bonds and Notes	—	176,196,304	304,548		176,500,852

Short-Term Investments	—	3,273,303	—		3,273,303

Total	$—	$179,469,607	$304,548		$179,774,155

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

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Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$—	$143,894,452	$3,662,855	(b)	$147,557,307
Collateralized Mortgage Obligations	—	135,222,881	318,801	(c)	135,541,682
All Other Bonds and Notes(a)	—	479,888,102	—		479,888,102

Total Bonds and Notes	—	759,005,435	3,981,656		762,987,091

Short-Term Investments	—	37,826,080	—		37,826,080

Total	$—	$796,831,515	$3,981,656		$800,813,171

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or March 31, 2017:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$98,704	$—	$5,869	$3,786	$—
ABS Other	—	—	—	5,011	—
Government Owned - No Guarantee	594,150	—	—	—	—
Home Construction	23	13,314	(1,039,997)	1,026,694	—
Non-Agency Commercial Mortgage-Backed Securities	908,874	—	—	1,140	—
Senior Loans
Wirelines	150,561	57	550	8,156	—
Other Investments
Aircraft ABS	985,586	—	—	8,814	1,841,500
Common Stocks
Internet Software & Services	8,177	—	—	2,928	—
Warrants	5,383	—	—	—	—

Total	$2,751,458	$13,371	$(1,033,578)	$1,056,529	$1,841,500

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High Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(81,377)	$—	$—	$26,982	$316
ABS Other	(11,071)	264,652	—	258,592	5,011
Government Owned - No Guarantee	—	—	(594,150)	—	—
Home Construction	(22)	—	—	12	(10,144)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	910,014	1,140
Senior Loans
Wirelines	(159,324)	—	—	—	—
Other Investments
Aircraft ABS	(1,000,000)	—	—	1,835,900	(5,600)
Common Stocks
Internet Software & Services	—	—	—	11,105	2,928
Warrants	—	—	(5,383)	—	—

Total	$(1,251,794)	$264,652	$(599,533)	$3,042,605	$(6,349)

A debt security valued at $264,652 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $594,150 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Warrants valued at $5,383 were transferred from Level 3 to Level 1 during the period ended March 31, 2017. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2017, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$439,742	$—	$—	$—	$274,964
ABS Home Equity	23,756	—	(427)	866	—

Total	$463,498	$—	$(427)	$866	$274,964

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$(439,742)	$274,964	$—
ABS Home Equity	(15,246)	20,635	—	29,584	394

Total	$(15,246)	$20,635	$(439,742)	$304,548	$394

A debt security valued at $439,742 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $20,635 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security

All transfers are recognized as of the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Student Loan	$400,000	$—	$—	$—	$—
Agency Commercial Mortgage-Backed Securities	11,781,022	—	(1,408,102)	1,112,724	—
Collateralized Mortgage Obligations	1,488,611	—	(25,881)	33,138	—
Non-Agency Commercial Mortgage-Backed Securities	3,037,018	—	(3,950)	6,932	—

Total	$16,706,651	$—	$(1,437,933)	$1,152,794	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
ABS Student Loan	$—	$—	$(400,000)	$—	$—
Agency Commercial Mortgage-Backed Securities	(7,822,789)	—	—	3,662,855	(6,912)
Collateralized Mortgage Obligations	(464,343)	—	(712,724)	318,801	3,459
Non-Agency Commercial Mortgage-Backed Securities	(3,040,000)	—	—	—	—

Total	$(11,327,132)	$—	$(1,112,724)	$3,981,656	$(3,453)

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

A debt security valued at $400,000 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $712,724 were transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At March 31, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that High Income Fund used during the period include forward foreign currency contracts.

High Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2017, High Income Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for High Income Fund as of March 31, 2017, as reflected within the Statements of Assets and Liabilities:

Liability	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,223)

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2017, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[1]
Foreign exchange contracts	$12,717

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(1,456)

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2017:

High Income Fund	Forwards
Average Notional Amount Outstanding	0.11%
Highest Notional Amount Outstanding	0.11%
Lowest Notional Amount Outstanding	0.10%
Notional Amount Outstanding as of March 31, 2017	0.10%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2017, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements by counterparty, are as follows:

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(1,223)	$—	$(1,223)	$—	$(1,223)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$—	$—

5.  Purchases and Sales of Securities.   For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$3,453,111	$3,449,467	$20,826,051	$24,987,985
Intermediate Duration Bond Fund	69,083,031	82,620,523	128,757,123	90,970,726
Limited Term Government and Agency Fund	509,208,272	602,722,440	8,015,001	49,883,533

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $500 million	Next $1.5 billion	Over $2 billion
High Income Fund	0.6000%	0.6000%	0.6000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3750%	0.3500%	0.3000%

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
High Income Fund	1.10%	1.85%	0.80%	0.85%
Intermediate Duration Bond Fund	0.65%	1.40%	—	0.40%
Limited Term Government and Agency Fund	0.80%	1.55%	0.50%	0.55%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2017, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
High Income Fund	$508,152	—	$508,152	0.60%	0.60%
Intermediate Duration Bond Fund	210,492	68,944	141,548	0.25%	0.17%
Limited Term Government and Agency Fund	1,564,397	—	1,564,397	0.36%	0.36%

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class Y	Total
High Income Fund	$13,248	$4,612	$46,671	$64,531
Limited Term Government and Agency Fund	9,010	1,327	7,732	18,069

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2018.

No expenses were recovered for any of the Funds during the six months ended March 31, 2017 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) (effective August 31, 2016 for Intermediate Duration Bond Fund), and a Distribution and Service Plan relating to each Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
High Income Fund	$42,602	$15,052	$45,155
Intermediate Duration Bond Fund	24,542	3,785	11,355
Limited Term Government and Agency Fund	514,454	81,065	243,193

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
High Income Fund	$37,866
Intermediate Duration Bond Fund	37,647
Limited Term Government and Agency Fund	191,868

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$92,824
Intermediate Duration Bond Fund	32,615
Limited Term Government and Agency Fund	233,725

As of March 31, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$2,007
Intermediate Duration Bond Fund	926
Limited Term Government and Agency Fund	5,554

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2017 were as follows:

Fund	Commissions
High Income Fund	$1,526
Limited Term Government and Agency Fund	12,637

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2017, Natixis US held shares of Intermediate Duration Bond representing less than 0.01% of the Fund’s net assets. Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Intermediate Duration Bond	1.05%
Limited Term Government and Agency Fund	0.53%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the High Income Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2017, NGAM Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
High Income Fund	$47
Limited Term Government and Agency Fund	16

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Notes to Financial Statements (continued)

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7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2017, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
High Income Fund	$21,177	$7,481	$47	$76,571
Intermediate Duration Bond	31,404	4,230	—	662
Limited Term Government and Agency Fund	188,288	29,611	16	174,423

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit.

For the six months ended March 31, 2017, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed

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Notes to Financial Statements (continued)

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securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income	3	27.15%
Intermediate Duration Bond	5	41.41%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

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11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,857,162	$7,876,340	5,509,748	$22,242,447
Issued in connection with the reinvestment of distributions	169,106	715,844	299,177	1,169,586
Redeemed	(1,786,950)	(7,562,340)	(7,071,447)	(28,018,252)

Net change	239,318	$1,029,844	(1,262,522)	$(4,606,219)

Class B(a)
Issued in connection with the reinvestment of distributions	—	—	4	17
Redeemed	—	—	(623)	(2,485)

Net change	—	$—	(619)	$(2,468)

Class C
Issued from the sale of shares	371,106	$1,572,763	799,861	$3,141,922
Issued in connection with the reinvestment of distributions	51,235	217,356	88,851	345,998
Redeemed	(474,817)	(2,015,122)	(1,144,474)	(4,485,915)

Net change	(52,476)	$(225,003)	(255,762)	$(997,995)

Class N(b)
Issued from the sale of shares	241	$1,000	—	$—
Issued in connection with the reinvestment of distributions	4	18	—	—

Net change	245	$1,018	—	$—

Class Y
Issued from the sale of shares	6,038,074	$25,606,940	14,901,804	$58,204,609
Issued in connection with the reinvestment of distributions	649,312	2,741,023	1,041,928	4,056,961
Redeemed	(7,487,070)	(31,538,553)	(14,689,863)	(57,325,101)

Net change	(799,684)	$(3,190,590)	1,253,869	$4,936,469

Increase (decrease) from capital share transactions	(612,597)	$(2,384,731)	(265,034)	$(670,213)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.
(b)	From commencement of Class operations on November 30, 2016 through March 31, 2017.

|  96

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	283,000	$2,905,875	525,035	$5,443,679
Issued in connection with the reinvestment of distributions	31,883	325,508	43,720	453,187
Redeemed	(163,947)	(1,687,142)	(505,357)	(5,247,036)

Net change	150,936	$1,544,241	63,398	$649,830

Class C*
Issued from the sale of shares	14,096	$144,076	293,283	$3,088,274
Issued in connection with the reinvestment of distributions	3,940	40,185	— (a)	1

Net change	18,036	$184,261	293,283	$3,088,275

Class Y
Issued from the sale of shares	3,091,874	$31,797,923	7,746,460	$80,334,377
Issued in connection with the reinvestment of distributions	204,120	2,083,435	231,356	2,401,500
Redeemed	(1,498,101)	(15,319,843)	(1,681,603)	(17,455,864)
Redeemed in-kind (Note 12)	—	—	(1,574,765)	(16,409,056)

Net change	1,797,893	$18,561,515	4,721,448	$48,870,957

Increase (decrease) from capital share transactions	1,966,865	$20,290,017	5,078,129	$52,609,062

*	From commencement of operations on August 31, 2016 through September 30, 2016 for Class C shares.
(a)	Amount rounds to less than one share.

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,316,852	$26,383,219	23,688,131	$272,639,541
Issued in connection with the reinvestment of distributions	244,667	2,784,337	418,361	4,816,572
Redeemed	(8,773,249)	(99,734,041)	(15,575,978)	(179,339,659)

Net change	(6,211,730)	$(70,566,485)	8,530,514	$98,116,454

Class B(a)
Issued from the sale of shares	—	$—	1,448	$16,709
Issued in connection with the reinvestment of distributions	—	—	426	4,887
Redeemed	—	—	(230,595)	(2,644,555)

Net change	—	$—	(228,721)	$(2,622,959)

Class C
Issued from the sale of shares	652,132	$7,428,211	4,330,687	$49,825,855
Issued in connection with the reinvestment of distributions	16,165	184,042	29,632	341,361
Redeemed	(2,146,045)	(24,426,057)	(3,475,708)	(40,028,796)

Net change	(1,477,748)	$(16,813,804)	884,611	$10,138,420

97  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Limited Term Government and Agency Fund (continued)	Shares	Amount	Shares	Amount
Class N(b)
Issued from the sale of shares	139,693	$1,591,100	—	$—
Issued in connection with the reinvestment of distributions	224	2,547	—	—
Redeemed	(372)	(4,219)	—	—

Net change	139,545	$1,589,428	—	$—

Class Y
Issued from the sale of shares	7,036,891	$80,345,028	22,122,240	$255,439,801
Issued in connection with the reinvestment of distributions	213,666	2,438,564	391,770	4,524,155
Redeemed	(10,610,129)	(121,182,132)	(24,037,266)	(277,502,192)

Net change	(3,359,572)	$(38,398,540)	(1,523,256)	$(17,538,236)

Increase (decrease) from capital share transactions	(10,909,505)	$(124,189,401)	7,663,148	$88,093,679

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.
(b)	From commencement of Class operations on February 1, 2017 through March 31, 2017.

12.   Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.

|  98

SEMIANNUAL REPORT

March 31, 2017

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Strategic Income Fund

Portfolio Review  page 1

Portfolio of Investments  page 9

Financial Statements  page  39

Notes to Financial Statements  page 53

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	LIGRX
Daniel J. Fuss, CFA®, CIC	Class C	LGBCX
Brian P. Kennedy	Class N	LGBNX
Elaine M. Stokes	Class Y	LSIIX
Loomis, Sayles & Company, L.P.	Admin Class	LIGAX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20174

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/31/96)
NAV	0.35%	5.09%	3.38%	5.84%	—%	0.60%	0.60%

Class A (Inception 12/31/96)
NAV	0.13	4.73	3.12	5.57	—	0.85	0.85
With 4.25% Maximum Sales Charge	-4.09	0.25	2.22	5.11	—

Class C (Inception 9/12/03)
NAV	-0.26	3.99	2.34	4.78	—	1.60	1.60
With CDSC[2]	-1.20	3.01	2.34	4.78	—

Class N (Inception 2/1/13)
NAV	0.41	5.22	—	—	2.26	0.47	0.47

Admin Class (Inception 2/1/10)[1]
NAV	0.14	4.62	2.88	5.26	—	1.07	1.07

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[3]	-2.46	0.54	2.46	4.34	2.06

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index and includes securities in the Government and Credit Indices. The Bloomberg Barclays U.S. Government Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and Agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You may not invest directly in an index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  2

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFZX
Daniel J. Fuss, CFA®, CIC	Class C	NECZX
Brian P. Kennedy	Class N	NEZNX
Elaine M. Stokes	Class Y	NEZYX
Loomis, Sayles & Company, L.P.	Admin Class	NEZAX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

3  |

Average Annual Total Returns — March 31, 20175

						Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/1/99)
NAV	2.84%	10.23%	5.42%	6.43%	—%	0.71%	0.71%

Class A (Inception 5/1/95)
NAV	2.77	10.01	5.16	6.17	—	0.96	0.96
With 4.25% Maximum Sales Charge	-1.58	5.37	4.26	5.71	—

Class C (Inception 5/1/95)
NAV	2.42	9.18	4.39	5.38	—	1.71	1.71
With CDSC[2]	1.44	8.18	4.39	5.38	—

Class N (Inception 2/1/13)
NAV	2.88	10.31	—	—	4.40	0.63	0.63

Admin Class (Inception 2/1/10)[1]
NAV	2.67	9.72	4.91	5.89	—	1.20	1.20

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[3]	-2.18	0.44	2.34	4.27	2.07
Bloomberg Barclays U.S. Universal Bond Index[4]	-1.54	1.92	2.83	4.52	2.44

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. The Bloomberg Barclays U.S. Aggregate Bond Index rolls up into other Bloomberg Barclays flagship indices, such as the multi-currency Bloomberg Barclays Global Aggregate Index and the Bloomberg Barclays U.S. Universal Index, which includes high yield and emerging markets debt. The Bloomberg Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976.

4	The Bloomberg Barclays U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD* 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$1,001.30	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18
Class C
Actual	$1,000.00	$997.40	$7.87
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$7.95
Class N
Actual	$1,000.00	$1,004.10	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47
Class Y
Actual	$1,000.00	$1,003.50	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	$2.92
Admin Class
Actual	$1,000.00	$1,001.40	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99

*	Expenses are equal to the Fund’s annualized expense ratio: 0.83%, 1.58%, 0.49%, 0.58% and 0.99% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD* 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$1,027.70	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.15	$4.84
Class C
Actual	$1,000.00	$1,024.20	$8.63
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.60
Class N
Actual	$1,000.00	$1,028.80	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$3.18
Class Y
Actual	$1,000.00	$1,028.40	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.39	$3.58
Admin Class
Actual	$1,000.00	$1,026.70	$5.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89

*	Expenses are equal to the Fund’s annualized expense ratio: 0.96%, 1.71%, 0.63%, 0.71% and 1.17% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  8

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.1% of Net Assets
Non-Convertible Bonds — 85.3%
	ABS Other — 1.7%
$53,977,111	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(c)	$53,356,374
11,217,587	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,507,132
32,396,888	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	33,293,831
2,342,792	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	2,254,594
5,058,841	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	5,092,963

		105,504,894

	Aerospace & Defense — 2.0%
7,068,000	Arconic, Inc., 5.900%, 2/01/2027	7,566,648
4,934,000	Arconic, Inc., 6.750%, 1/15/2028	5,411,981
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,042,250
1,455,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,500,803
1,295,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,366,225
1,530,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	1,736,550
78,795,000	Textron, Inc., 5.950%, 9/21/2021	87,693,083
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	15,608,993

		122,926,533

	Airlines — 2.2%
4,013,067	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,133,459
1,977,739	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,076,626
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,053,426
35,959	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	36,726
425,647	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	452,249
726,614	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	766,578
45,232,226	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	49,755,449
1,268,090	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,464,644
7,762,727	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	8,888,322
15,581,728	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	17,171,532
9,789,777	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	10,291,503
16,657,441	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	18,010,859
1,722,964	Virgin Australia Pass Through Certificates, Series 2013-1A, 5.000%, 4/23/2025, 144A	1,786,662

		133,888,035

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — 1.3%
$23,581,000	Cummins, Inc., 5.650%, 3/01/2098	$25,011,872
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,259,784
125,000	Ford Motor Co., 6.500%, 8/01/2018	132,414
255,000	Ford Motor Co., 6.625%, 2/15/2028	296,216
240,000	Ford Motor Co., 7.500%, 8/01/2026	291,097
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,165,870
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	40,857,818
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,583,300

		80,598,371

	Banking — 11.6%
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,743,250
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	7,342,999
84,339,000	Bank of America Corp., 6.110%, 1/29/2037	98,530,471
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	101,542
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	25,720,129
25,090,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	19,187,336
2,173,000	Bear Stearns Cos. LLC (The), 4.650%, 7/02/2018	2,247,614
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	17,123,471
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,776,484
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	16,733,071
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	31,709,041
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	66,396,436
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,400,199
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,203,692
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	700,000
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	71,572,982
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	26,134,719
2,950,000	JPMorgan Chase & Co., EMTN, 0.817%, 5/30/2017, (GBP)(d)	3,694,164
100,000	Keybank NA, 6.950%, 2/01/2028	125,040
5,100,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	5,405,495
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	44,534,242
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,889,787
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	23,601,907
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,549,331
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	107,535,272
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	46,721,715
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,373,610
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	41,254,533
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,957,524
8,638,000	National City Corp., 6.875%, 5/15/2019	9,486,925

		710,752,981

	Brokerage — 1.4%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,020,092
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,491,852
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,909,321

		84,421,265

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Building Materials — 1.5%
$6,058,000	Masco Corp., 6.500%, 8/15/2032	$7,149,730
24,203,000	Masco Corp., 7.125%, 3/15/2020	27,265,648
5,725,000	Masco Corp., 7.750%, 8/01/2029	7,360,947
41,379,000	Owens Corning, 7.000%, 12/01/2036	50,613,717

		92,390,042

	Cable Satellite — 1.6%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	14,627,778
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	14,179,725
2,800,000	Time Warner Cable LLC, 4.500%, 9/15/2042	2,537,595
64,548,000	Time Warner Cable LLC, 6.750%, 7/01/2018	68,255,121

		99,600,219

	Chemicals — 0.9%
2,270,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	2,287,025
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	51,888,750

		54,175,775

	Construction Machinery — 0.1%
6,787,000	Toro Co. (The), 6.625%, 5/01/2037(b)(c)	7,568,394

	Consumer Products — 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,375,118

	Diversified Manufacturing — 0.7%
35,580,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	25,240,871
5,305,000	General Electric Co., Series A, MTN, 1.323%, 5/13/2024(d)	5,133,861
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,489,998
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	12,811,072

		44,675,802

	Electric — 1.8%
26,999,538	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	29,596,866
8,175,456	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(c)	2,708,120
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,066,000
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	31,251,610
4,491,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	5,504,224
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	14,844,879
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,145,487
3,966,440	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(c)	4,187,966

		108,305,152

	Finance Companies — 3.7%
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,855,576
62,425(††)	Navient Corp., 6.000%, 12/15/2043	1,410,597
5,615,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,348,288
7,447,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	7,474,926
90,196,000	Navient LLC, 5.500%, 1/25/2023	86,137,180
3,280,000	Navient LLC, MTN, 7.250%, 1/25/2022	3,406,116
641,000	Navient LLC, MTN, 8.000%, 3/25/2020	696,286

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$22,116,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	$17,195,190
14,625,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	14,369,063
16,717,000	Springleaf Finance Corp., 5.250%, 12/15/2019	16,863,274
31,883,000	Springleaf Finance Corp., 7.750%, 10/01/2021	33,955,395
16,599,000	Springleaf Finance Corp., 8.250%, 10/01/2023	17,491,196

		224,203,087

	Government Guaranteed — 0.4%
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,033,094
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	22,311,352

		25,344,446

	Government Owned – No Guarantee — 0.7%
3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,501,200
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	14,188,536
17,435,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	16,519,662
11,555,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	9,535,186
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,272,258

		46,016,842

	Health Insurance — 0.1%
1,569,000	Cigna Corp., 7.875%, 5/15/2027	2,099,650
1,174,000	Cigna Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(e)	1,618,346

		3,717,996

	Healthcare — 0.8%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,427,471
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	7,552,517
9,385,000	HCA, Inc., 4.500%, 2/15/2027	9,385,000
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,280,592
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,741,250
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,335,221
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,786,900
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,378,635
4,785,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	4,103,138

		46,990,724

	Home Construction — 0.2%
3,990,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,910,200
3,567,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,656,175
1,615,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,663,450

		9,229,825

	Independent Energy — 1.9%
11,295,000	California Resources Corp., 8.000%, 12/15/2022, 144A	9,177,187
7,335,000	Continental Resources, Inc., 3.800%, 6/01/2024	6,821,550
60,038,000	EQT Corp., 6.500%, 4/01/2018	62,664,783
9,787,000	EQT Corp., 8.125%, 6/01/2019	10,927,000
29,027,000	Noble Energy, Inc., 3.900%, 11/15/2024	29,421,825

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$400,000	QEP Resources, Inc., 5.250%, 5/01/2023	$392,156
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	59,700

		119,464,201

	Integrated Energy — 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,402,155

	Life Insurance — 1.8%
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,596,553
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)	810,940
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,011,076
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(c)	17,047,155
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,088,880
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	41,161,033
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	7,834,898
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,296,306
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	18,889,787

		108,736,628

	Local Authorities — 2.5%
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	29,770,149
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	120,950,611
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	498,928

		151,219,688

	Lodging — 0.9%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	56,914,215

	Media Entertainment — 0.4%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,246,949
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	14,486,568
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	3,800,000
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,750,850

		26,284,367

	Metals & Mining — 2.1%
1,689,997	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(c)(g)(h)(i)	676
430,000	ArcelorMittal, 6.250%, 3/01/2021	464,400
4,085,000	ArcelorMittal, 7.000%, 2/25/2022	4,646,197
47,920,000	ArcelorMittal, 7.500%, 3/01/2041	53,632,064
19,365,000	ArcelorMittal, 7.750%, 10/15/2039	21,979,275
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	21,656,250
15,701,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020, 144A	16,054,272
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,081,620
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,929,491
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,402,758

		131,847,003

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — 3.1%
$650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	$689,000
3,328,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	3,692,007
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,413,827
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,428,592
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,357,828
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,196,796
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	95,200
31,311,000	ONEOK Partners LP, 4.900%, 3/15/2025	33,144,259
9,899,000	Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/01/2017	10,132,458
47,594,000	Panhandle Eastern Pipe Line Co. LP, 7.000%, 6/15/2018	49,981,553
1,404,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, 6/01/2019	1,557,592
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	16,414,204
525,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	538,713
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,125,000
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	19,948,646
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	8,390,779

		190,106,454

	Mortgage Related — 0.0%
17,615	FHLMC, 5.000%, 12/01/2031	19,212
2,981	FNMA, 6.000%, 7/01/2029	3,390

		22,602

	Natural Gas — 0.6%
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,998,751
8,900,000	NiSource Finance Corp., 6.400%, 3/15/2018	9,282,700
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	23,382,414

		34,663,865

	Non-Agency Commercial Mortgage-Backed Securities — 0.6%
11,450,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 3.412%, 12/15/2027, 144A(d)	11,498,240
6,243,298	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	4,708,212
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	20,613,475
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.641%, 3/15/2044, 144A(d)	2,175,320

		38,995,247

	Oil Field Services — 0.1%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	5,050,000
587,000	Transocean, Inc., 7.375%, 4/15/2018	606,078

		5,656,078

	Paper — 1.3%
363,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	503,987
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,097,248
5,270,000	WestRock MWV LLC, 7.550%, 3/01/2047(b)(c)	6,548,312

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paper — continued
$4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	$5,783,826
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	31,695,277
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,265,554
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,802,756

		80,696,960

	Property & Casualty Insurance — 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,893,553
1,889,000	MBIA Insurance Corp., 12.283%, 1/15/2033, 144A(d)(j)	887,830
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,602,608

		6,383,991

	Railroads — 0.2%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	10,819,773
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)(c)	232,167
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(c)	1,581,878
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	188,422

		12,822,240

	Real Estate Operations/Development — 0.2%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	10,326,424

	REITs – Apartments — 0.3%
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	16,567,865

	REITs – Health Care — 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,314,733

	REITs – Single Tenant — 0.6%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,566,352
22,701,000	Realty Income Corp., 6.750%, 8/15/2019	25,098,838

		34,665,190

	Restaurants — 0.2%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	11,251,669

	Retailers — 0.6%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,264,413
430,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	438,600
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	4,558,987
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,193,420
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,096,831
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,233,159
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,393,350

		35,178,760

	Sovereigns — 0.6%
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	37,950,494

	Supermarkets — 0.7%
4,510,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	4,611,475
1,120,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	1,276,787

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — continued
$3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	$3,326,917
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,248,762
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,619,062
989,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	885,155
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	17,203,550

		41,171,708

	Supranational — 0.3%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	8,188,448
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	9,333,585

		17,522,033

	Technology — 0.5%
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,083,001
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,027,547
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	17,893,765
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,575,313
1,551,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,821,727

		31,401,353

	Treasuries — 27.8%
132,000,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	98,600,233
209,501,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	158,725,148
61,795,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	47,511,310
391,985,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	2,587,568
1,195,394,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	7,588,617
2,755,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	15,293,416
2,965,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	16,278,459
7,555,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	42,534,542
1,925,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	11,357,472
23,970,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	150,608,763
36,850,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	27,221,956
109,763,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	79,173,977
290,574,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	37,694,550
974,276,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	113,969,255
416,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	52,518,885
43,590,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	13,227,656
23,848,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	7,731,975
150,000,000	U.S. Treasury Note, 0.625%, 6/30/2018	149,062,500
125,000,000	U.S. Treasury Note, 0.750%, 1/31/2018	124,697,250
205,000,000	U.S. Treasury Note, 0.750%, 8/31/2018	203,830,885
350,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	347,771,550

		1,707,985,967

	Wireless — 0.7%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	27,872,511
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	2,805,512
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	6,731,481
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	735,930

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$1,609,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$1,645,203
985,000	Sprint Corp., 7.125%, 6/15/2024	1,051,488

		40,842,125

	Wirelines — 4.2%
33,710,000	AT&T, Inc., 2.625%, 12/01/2022	32,938,783
26,815,000	AT&T, Inc., 3.000%, 2/15/2022	26,753,111
406,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	410,549
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	2,946,981
2,710,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,879,077
670,000	CenturyLink, Inc., 7.650%, 3/15/2042	588,763
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,840,300
4,508,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,985,342
195,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	192,075
24,103,000	Embarq Corp., 7.995%, 6/01/2036	23,982,485
265,000	Frontier Communications Corp., 7.875%, 1/15/2027	217,586
1,365,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,173,900
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(g)	379,959
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(g)	2,884,627
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(g)	6,560,619
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,613,806
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,506,562
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,252,187
333,000	Qwest Corp., 6.500%, 6/01/2017	334,668
12,308,000	Qwest Corp., 6.875%, 9/15/2033	12,255,814
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,921,297
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,399,771
3,185,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	3,145,188
7,955,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	8,039,482
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	5,994,907
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	13,717,291
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	44,669,220
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	31,357,759

		259,942,109

	Total Non-Convertible Bonds (Identified Cost $5,406,390,621)	5,233,021,625

Convertible Bonds — 4.5%
	Finance Companies — 0.1%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,937,384

	Midstream — 0.0%
243,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	239,355

	Property & Casualty Insurance — 1.0%
46,995,000	Old Republic International Corp., 3.750%, 3/15/2018	62,532,722

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 3.4%
$75,689,000	Intel Corp., 3.250%, 8/01/2039	$132,219,222
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	24,390,210
352,807	Liberty Interactive LLC, 3.500%, 1/15/2031	343,837
46,000,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	51,721,250

		208,674,519

	Total Convertible Bonds (Identified Cost $182,738,044)	276,383,980

Municipals — 0.3%
	Illinois — 0.1%
9,150,000	State of Illinois, 5.100%, 6/01/2033	8,348,643

	Michigan — 0.0%
2,240,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,192,422

	Virginia — 0.2%
10,740,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	9,000,335

	Total Municipals (Identified Cost $19,923,016)	19,541,400

	Total Bonds and Notes (Identified Cost $5,609,051,681)	5,528,947,005

Shares
Common Stocks — 0.8%
	Automobiles — 0.8%
4,063,816	Ford Motor Co. (Identified Cost $34,826,997)	47,302,818

Preferred Stocks — 0.0%
	Midstream — 0.0%
43,031	Chesapeake Energy Corp., 5.000% (Identified Cost $3,673,619)	2,753,984

Principal Amount (‡)
Short-Term Investments — 7.9%
$59,845,000	Federal Home Loan Bank Discount Notes, 0.550%, 4/04/2017(k)	59,843,863
140,155,000	Federal Home Loan Bank Discount Notes, 0.520%-0.560%, 4/10/2017(k)	140,136,219
207,223,675	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $207,227,474 on 4/03/2017 collateralized by $50,000,000 U.S. Treasury Note, 2.125% due 12/31/2021 valued at $50,667,350; $155,945,000 U.S. Treasury Note, 1.750% due 11/30/2021 valued at $155,606,755; $5,045,000 U.S. Treasury Note, 2.125% due 6/30/2022 valued at $5,098,144 including accrued interest (Note 2 of Notes to Financial Statements)	207,223,675

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — (continued)
$75,000,000	U.S. Treasury Bills, 0.730%, 04/27/2017(k)	$74,963,475

	Total Short-Term Investments (Identified Cost $482,162,756)	482,167,232

	Total Investments — 98.8% (Identified Cost $6,129,715,053)(a)	6,061,171,039
	Other assets less liabilities — 1.2%	71,560,069

	Net Assets — 100.0%	$6,132,731,108

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2017, the net unrealized depreciation on investments based on a cost of $6,176,098,317 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$382,499,545
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(497,426,823)

	Net unrealized depreciation	$(114,927,278)

(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $159,609,909 or 2.6% of net assets. See Note 2 of Notes to Financial Statements.
(c)	Illiquid security.
(d)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Perpetual bond with no specified maturity date.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of this security amounted to $676 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Non-income producing security.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $814,012,666 or 13.3% of net assets.
ABS	Asset-Backed Securities

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	27.8%
Banking	11.6
Wirelines	4.2
Technology	3.9
Finance Companies	3.8
Midstream	3.1
Local Authorities	2.5
Airlines	2.2
Metals & Mining	2.1
Aerospace & Defense	2.0
Other Investments, less than 2% each	27.7
Short-Term Investments	7.9

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

United States Dollar	72.2%
Canadian Dollar	7.7
New Zealand Dollar	5.7
Mexican Peso	4.7
Australian Dollar	3.8
Norwegian Krone	3.4
Other, less than 2% each	1.3

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 77.7% of Net Assets
Non-Convertible Bonds — 70.8%
	ABS Other — 0.2%
$20,460,830	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$12,931,245
8,033,348	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	2,315,211
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	92,400
11,238,245	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	10,786,350

		26,125,206

	Aerospace & Defense — 1.1%
790,000	Arconic, Inc., 5.900%, 2/01/2027	845,734
3,685,000	Arconic, Inc., 6.750%, 1/15/2028	4,041,984
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	456,311
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,475,500
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,244,005
22,548,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	23,788,140
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	23,556,925
5,310,000	Textron Financial Corp., 2.774%, 2/15/2067, 144A(f)	4,009,050
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	24,850,054
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	17,920,444

		114,188,147

	Airlines — 2.7%
130,040,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	135,241,600
12,054,116	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	12,422,852
175,117	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020	180,370
2,568,157	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,696,564
2,379,778	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,490,771
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,832,484
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	919
432,962	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	456,775
474,975	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	512,973
6,442,952	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	6,463,183
34,669,397	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	38,172,393

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$5,498,371	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	$5,938,241
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	51,519,875
3,211,416	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	3,259,715
4,535,766	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	4,604,528

		285,793,243

	Automotive — 0.3%
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,417,189
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,631,357
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,424,930
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	26,901,787

		35,375,263

	Banking — 5.7%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	7,125,000
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	269,087
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(g)	1,545,000
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	7,070,601
10,000,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	7,679,287
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	26,560,835
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	15,597,516
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,540,497
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	19,778,170
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,090,000
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	18,104,368
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	32,447,023
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	887,888
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	37,073,634
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	27,791,246
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	150,699,339
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	52,893,551
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	77,048,565
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	48,267,487
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,897,510
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	41,519,384

		596,885,988

	Brokerage — 1.1%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	4,775,000
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	22,737,225
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	46,234,622
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	21,029,950
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	17,211,223

		111,988,020

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Building Materials — 0.5%
$19,945,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	$18,823,094
6,995,000	Masco Corp., 6.500%, 8/15/2032	8,255,590
1,515,000	Masco Corp., 7.125%, 3/15/2020	1,706,708
2,630,000	Masco Corp., 7.750%, 8/01/2029	3,381,536
2,000,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	2,170,000
18,640,000	Owens Corning, 7.000%, 12/01/2036	22,799,963

		57,136,891

	Cable Satellite — 1.3%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	875,500
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,000,594
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,447,600
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,578,000
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	18,567,370
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	20,729,248
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,381,883
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	143,310
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	50,193,733
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	8,891,722
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	7,253,750
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	21,112,000

		141,174,710

	Chemicals — 2.8%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	20,404,300
35,665,000	Chemours Co. (The), 6.625%, 5/15/2023	37,804,900
85,854,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	86,497,905
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	21,050,000
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	13,343,640
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	4,728,780
16,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	12,495,000
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	92,685,637
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	805,527

		289,815,689

	Construction Machinery — 0.1%
840,000	Joy Global, Inc., 6.625%, 11/15/2036	1,021,233
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,321,962
4,178,000	United Rentals North America, Inc., 7.625%, 4/15/2022	4,350,342

		10,693,537

	Consumer Cyclical Services — 0.1%
670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	693,450
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	6,008,750

		6,702,200

	Consumer Products — 0.1%
11,880,000	Avon Products, Inc., 8.950%, 3/15/2043	10,490,040

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.4%
57,000,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	$40,436,470

	Electric — 1.3%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	5,067,535
9,505,000	AES Corp. (The), 5.500%, 3/15/2024	9,647,575
10,185,000	AES Corp. (The), 5.500%, 4/15/2025	10,337,775
36,948,752	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	40,503,185
49,217,455	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(e)	16,303,282
1,022,976	CE Generation LLC, 7.416%, 12/15/2018	961,598
19,705,000	Dynegy, Inc., 7.625%, 11/01/2024	18,818,275
29,959,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,767,893
3,570,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,375,435
341,935	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	341,935

		137,124,488

	Finance Companies — 3.6%
4,095,000	iStar, Inc., 4.875%, 7/01/2018	4,120,594
14,060,000	iStar, Inc., 5.000%, 7/01/2019	14,147,875
2,260,000	Navient Corp., 5.875%, 10/25/2024	2,108,151
109,950(††)	Navient Corp., 6.000%, 12/15/2043	2,484,503
30,265,000	Navient Corp., MTN, 6.125%, 3/25/2024	28,827,412
14,465,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	14,519,244
23,020,000	Navient LLC, 4.875%, 6/17/2019	23,566,725
22,945,000	Navient LLC, 5.500%, 1/25/2023	21,912,475
5,910,000	Navient LLC, MTN, 4.625%, 9/25/2017	5,954,325
7,780,000	Navient LLC, MTN, 5.500%, 1/15/2019	8,060,080
6,490,000	Navient LLC, MTN, 7.250%, 1/25/2022	6,739,541
2,160,000	Navient LLC, MTN, 8.000%, 3/25/2020	2,346,300
50,910,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	39,582,525
46,475,000	Springleaf Finance Corp., 5.250%, 12/15/2019	46,881,656
97,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	103,422,150
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	57,972,056

		382,645,612

	Food & Beverage — 0.1%
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,087,400

	Government Owned – No Guarantee — 0.7%
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	25,003,416
21,145,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	20,034,888
30,955,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	25,544,066

		70,582,370

	Healthcare — 3.1%
2,160,000	BioScrip, Inc., 8.875%, 2/15/2021	1,856,887
14,335,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	12,328,100
40,686,000	HCA, Inc., 5.875%, 5/01/2023	43,940,880
14,620,000	HCA, Inc., 7.050%, 12/01/2027	16,063,725
20,447,000	HCA, Inc., 7.500%, 12/15/2023	23,360,698
24,215,000	HCA, Inc., 7.500%, 11/06/2033	26,485,156

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$43,928,000	HCA, Inc., 7.690%, 6/15/2025	$50,023,010
32,745,000	HCA, Inc., 8.360%, 4/15/2024	38,598,169
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	12,153,356
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,453,065
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	955,000
29,130,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	29,174,569
25,780,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	25,328,850
33,959,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	29,119,842
1,015,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,096,200
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,033,313

		321,970,820

	Home Construction — 1.0%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	3,174,938
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	10,788,200
29,735,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	24,680,050
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	46,314,800
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,519,750
10,305,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	10,536,862
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	200,850

		109,215,450

	Independent Energy — 2.5%
595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	580,144
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	509,379
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	4,918,225
28,825,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	29,833,875
8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,350,862
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	7,238,000
15,000,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	14,231,250
8,645,000	California Resources Corp., 5.500%, 9/15/2021	6,397,300
1,188,000	California Resources Corp., 6.000%, 11/15/2024	831,600
38,185,000	California Resources Corp., 8.000%, 12/15/2022, 144A	31,025,312
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,179,000
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	54,863
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	21,335,000
6,505,000	Continental Resources, Inc., 3.800%, 6/01/2024	6,049,650
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023	19,675,800
3,490,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	3,427,180
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	160,875
4,515,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	4,040,925
1,022,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,052,650
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,083,638
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,738,294
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,014,701
17,187,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	8,851,305
2,565,000	Rice Energy, Inc., 6.250%, 5/01/2022	2,641,950

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$1,735,000	RSP Permian, Inc., 6.625%, 10/01/2022	$1,826,088
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	16,609,670
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	9,401,000
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,787,745
21,280,000	SM Energy Co., 6.125%, 11/15/2022	21,439,600
801,000	SM Energy Co., 6.500%, 11/15/2021	821,025
2,522,000	SM Energy Co., 6.500%, 1/01/2023	2,559,830
1,110,000	Southwestern Energy Co., 6.700%, 1/23/2025	1,093,350
10,845,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	10,817,887
4,855,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	4,806,450
945,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	940,275

		260,324,698

	Industrial Other — 0.1%
6,880,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	7,189,600

	Life Insurance — 0.6%
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(e)	17,047,155
1,225,000	Genworth Holdings, Inc., 3.042%, 11/15/2066(f)	606,375
3,230,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	2,656,675
6,955,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	5,790,038
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(e)	30,587,080
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(e)	10,852,063

		67,539,386

	Local Authorities — 1.4%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	77,771,898
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	65,532,219

		143,304,117

	Media Entertainment — 1.3%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,515,520
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	48,830,000
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	25,069,213
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,431,300
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,802,625
27,185,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	25,316,031
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,337,700
283,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	287,245
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,369,375

		138,959,009

	Metals & Mining — 2.0%
8,202,122	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(i)(j)	3,281
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	2,087,500
25,271,000	ArcelorMittal, 7.500%, 3/01/2041	28,283,303
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	32,229,750
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	10,088,059

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — continued
$26,350,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(e)(i)	$2,964,375
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,699,844
14,645,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	15,487,087
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	55,781,250
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,373,250
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,390,772
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	10,371,315
4,835,000	United States Steel Corp., 6.875%, 4/01/2021	4,943,788
2,655,000	United States Steel Corp., 7.375%, 4/01/2020	2,854,125
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,041,810

		205,599,509

	Midstream — 0.1%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,630,947
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	565,600
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,426,793

		13,623,340

	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
24,669,810	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.591%, 5/13/2031, 144A(b)(e)(f)	24,608,343
12,902,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR2, 3.091%, 5/13/2031, 144A(b)(e)(f)	12,939,080
8,622,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR3, 3.541%, 5/13/2031, 144A(b)(e)(f)	8,705,580
16,080,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.641%, 5/13/2031, 144A(b)(e)(f)	15,718,115
35,060,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(f)	35,087,154
11,458,772	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	8,641,319
29,760,498	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(e)	30,132,504

		135,832,095

	Oil Field Services — 1.8%
19,335,000	FTS International, Inc., 6.250%, 5/01/2022	16,676,438
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	6,301,200
17,482,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(e)(i)	3,146,760
40,403,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(e)(i)	7,272,540
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	16,730,350
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	11,388,950
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	592,646
1,548,586	Precision Drilling Corp., 6.625%, 11/15/2020	1,556,329
89,205,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	92,104,162
39,300,000	Transocean, Inc., 5.550%, 10/15/2022	36,966,562
1,320,000	Transocean, Inc., 6.800%, 3/15/2038	1,085,700

		193,821,637

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Packaging — 0.0%
$1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	$1,748,682

	Paper — 0.4%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	21,138,299
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,584,062
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	11,843,781
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,430,993

		42,997,135

	Property & Casualty Insurance — 0.2%
12,510,000	MBIA Insurance Corp., 12.283%, 1/15/2033, 144A(d)(f)	5,879,700
3,000,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(g)	3,060,000
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(g)	15,010,800

		23,950,500

	Railroads — 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	1,072,254

	Restaurants — 0.0%
1,330,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	1,735,095

	Retailers — 0.9%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,762,537
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,738,335
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022	12,080,087
830,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	821,700
3,335,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,401,700
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	20,758,300
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,932,700
8,170,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	8,823,600
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,013,624
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,287,830
3,765,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	795,356
22,871,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	20,183,657

		94,599,426

	Sovereigns — 1.9%
206,715,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	200,348,178

	Supermarkets — 2.1%
4,555,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	4,657,488
1,720,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	1,668,400
86,530,000	New Albertson’s, Inc., 7.450%, 8/01/2029	81,987,175
25,595,000	New Albertson’s, Inc., 7.750%, 6/15/2026	24,955,125
29,135,000	New Albertson’s, Inc., 8.000%, 5/01/2031	28,188,112
7,245,000	New Albertson’s, Inc., 8.700%, 5/01/2030	7,172,550
16,482,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	14,751,390

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — continued
$34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	$34,407,100
23,400,000	SUPERVALU, Inc., 7.750%, 11/15/2022	22,961,250

		220,748,590

	Supranational — 0.2%
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,578,660

	Technology — 1.4%
4,537,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	4,831,905
44,160,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	48,576,000
17,060,000	Amkor Technology, Inc., 6.375%, 10/01/2022	17,614,450
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	59,987,846
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,220,401
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,687,051
165,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	193,801

		150,111,454

	Transportation Services — 0.1%
10,503,000	APL Ltd., 8.000%, 1/15/2024(b)(e)	7,680,319
1,863,683	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(k)	1,863,683

		9,544,002

	Treasuries — 21.5%
312,000,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	233,055,096
29,490,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	22,342,636
80,645,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	62,004,201
6,710,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	7,045,141
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	866,780
1,100,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	780,336
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	2,819,210
4,455,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	3,124,911
5,820,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	4,068,610
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	2,791,602
4,680,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	3,270,468
5,970,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	4,160,632
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(h)	2,799,283
1,605,660,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	10,599,267
4,496,156,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	28,542,562
10,000,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	48,888,889

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
9,930,439(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	$52,375,179
4,250,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	23,592,383
7,740,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	42,494,191
27,224,481(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	153,273,439
3,035,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	17,906,455
21,700,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	136,345,856
252,700,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	186,675,395
175,365,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	139,674,125
458,725,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	59,507,844
836,485,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	97,850,683
658,049,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	82,925,425
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	49,417,843
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	18,131,948
275,000,000	U.S. Treasury Note, 0.500%, 7/31/2017	274,741,500
250,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	248,408,250
250,000,000	U.S. Treasury Note, 1.000%, 11/30/2018	249,140,500

		2,269,620,640

	Wireless — 1.1%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	14,585,640
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,488,349
49,955,000	Sprint Capital Corp., 6.875%, 11/15/2028	52,764,969
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	7,527,650
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	21,525,670
8,200,000	Sprint Corp., 7.125%, 6/15/2024	8,753,500
4,727,000	Sprint Corp., 7.250%, 9/15/2021	5,102,797

		116,748,575

	Wirelines — 3.7%
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,140,861
7,545,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	6,936,736
28,385,000	CenturyLink, Inc., 6.450%, 6/15/2021	30,155,940
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	672,244
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,187,700
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,621,238
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	8,277,450
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	344,750
3,620,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	3,796,475
10,703,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	10,274,880
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,303,350
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	15,582,150
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	15,494,938
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	31,476,923
25,745,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	26,646,075
4,667,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(i)	1,545,944
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(i)	5,649,772
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(i)	10,354,292

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$40,283,925
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	12,852,469
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	30,370,312
26,401,000	Qwest Corp., 6.875%, 9/15/2033	26,289,060
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	38,681,362
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,885,490
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	15,198,893
14,776,000	Verizon Communications, Inc., 2.450%, 11/01/2022	14,252,738
1,225,000	Windstream Services LLC, 7.500%, 6/01/2022	1,194,375
3,760,000	Windstream Services LLC, 7.500%, 4/01/2023	3,534,400

		392,004,742

	Total Non-Convertible Bonds (Identified Cost $8,035,158,875)	7,462,432,868

Convertible Bonds — 5.5%
	Building Materials — 0.3%
9,592,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	9,004,490
19,486,000	KB Home, 1.375%, 2/01/2019	19,960,971

		28,965,461

	Cable Satellite — 1.5%
133,515,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	161,302,809

	Chemicals — 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	5,179,453

	Diversified Manufacturing — 0.1%
4,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	5,740,351

	Healthcare — 0.1%
4,930,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	5,814,319

	Leisure — 0.3%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	26,992,003

	Midstream — 0.2%
261,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	257,085
10,235,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	10,599,622
4,580,000	SM Energy Co., 1.500%, 7/01/2021	4,537,062
1,000,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	871,250

		16,265,019

	Pharmaceuticals — 0.0%
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,953,934

	Property & Casualty Insurance — 0.5%
42,319,000	Old Republic International Corp., 3.750%, 3/15/2018	56,310,719

	Technology — 2.5%
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	9,376,425
99,304,000	Intel Corp., 3.250%, 8/01/2039	173,471,675
5,233,865	Liberty Interactive LLC, 3.500%, 1/15/2031	5,100,794

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$13,270,000	Nuance Communications, Inc., 1.000%, 12/15/2035	$12,623,486
2,115,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	2,111,034
39,460,000	Nuance Communications, Inc., 1.500%, 11/01/2035	40,471,163
10,415,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	11,710,366
11,570,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	12,871,625

		267,736,568

	Total Convertible Bonds (Identified Cost $450,095,697)	576,260,636

Municipals — 1.4%
	District of Columbia — 0.0%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,212,130

	Illinois — 0.1%
17,570,000	State of Illinois, 5.100%, 6/01/2033	16,031,220

	Michigan — 0.1%
12,040,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	11,784,270

	Puerto Rico — 0.4%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(i)	39,618,000

	Virginia — 0.8%
97,200,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	81,455,544

	Total Municipals (Identified Cost $180,532,547)	154,101,164

	Total Bonds and Notes (Identified Cost $8,665,787,119)	8,192,794,668

Loan Participations — 0.1%
	ABS Other — 0.1%
11,125,330	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (b)(e)(f) (Identified Cost $11,208,770)	11,055,797

Senior Loans — 1.8%
	Automotive — 0.3%
21,859,233	IBC Capital Ltd., 1st Lien Term Loan, 4.870%, 9/09/2021(f)	21,385,544
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 8.120%, 9/09/2022(f)	5,591,236

		26,976,780

	Chemicals — 0.3%
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(f)	31,276,612

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — 0.3%
$43,556,384	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(f)	$30,925,032

	Consumer Cyclical Services — 0.6%
28,645,902	SourceHov LLC, 2014 1st Lien Term Loan, 7.897%, 10/31/2019(f)	27,697,150
43,000,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.647%, 4/30/2020(f)	41,145,840

		68,842,990

	Financial Other — 0.1%
12,879,943	DBRS Ltd., Term Loan, 6.304%, 3/04/2022(f)	12,257,455

	Media Entertainment — 0.0%
958,511	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(f)	972,889

	Natural Gas — 0.0%
1,409,558	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(f)	1,245,105

	Oil Field Services — 0.1%
2,618,182	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(f)	2,271,823
5,413,154	Paragon Offshore Finance Co., Term Loan B, 5.750%, 7/18/2021(b)(e)(f)(i)	2,101,008
2,902,957	Petroleum Geo-Services ASA, New Term Loan B, 3.647%, 3/19/2021(f)	2,387,682

		6,760,513

	Other Utility — 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(f)	1,291,510

	Retailers — 0.0%
2,703,454	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(f)	2,581,799

	Technology — 0.1%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)(e)(f)	8,311,066

	Transportation Services — 0.0%
3,495,979	OSG Bulk Ships, Inc., OBS Term Loan, 5.290%, 8/05/2019(f)	3,461,019

	Total Senior Loans (Identified Cost $220,859,212)	194,902,770

Shares
Common Stocks — 6.4%
	Diversified Telecommunication Services — 0.1%
232,155	Hawaiian Telcom Holdco, Inc.(d)	5,318,671
1,634,010	Telecom Italia SpA, Sponsored ADR	11,944,613

		17,263,284

	Energy Equipment & Services — 0.0%
220,216	Hercules Offshore, Inc.(b)(d)(e)(m)	—

	Internet Software & Services — 0.0%
303,043	Dex Media, Inc.(b)(c)(d)	818,216

	Oil, Gas & Consumable Fuels — 0.1%
846,398	Chesapeake Energy Corp.(d)	5,027,604
2,943	Pacific Exploration and Production Corp.(d)	94,054
257,805	Rex Energy Corp.(d)	121,040
1,514	Southcross Holdings Group LLC(b)(c)(d)	—
1,514	Southcross Holdings LP, Class A(b)(c)(d)	605,600

		5,848,298

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 4.4%
8,514,190	Bristol-Myers Squibb Co.	$463,001,652

	Semiconductors & Semiconductor Equipment — 1.8%
5,260,789	Intel Corp.	189,756,659

	Total Common Stocks (Identified Cost $399,098,533)	676,688,109

Preferred Stocks — 2.1%
Convertible Preferred Stocks — 1.6%
	Banking — 0.3%
19,062	Bank of America Corp., Series L, 7.250%	22,780,234
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,580,920

		33,361,154

	Communications — 0.0%
10,483	Cincinnati Bell, Inc., 6.750%	519,118

	Electric — 0.2%
374,193	AES Trust III, 6.750%	19,121,262

	Energy — 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	12,114,850

	Midstream — 0.8%
172,972	Chesapeake Energy Corp., 4.500%	10,445,779
231,033	Chesapeake Energy Corp., 5.000%	14,786,112
6,017	Chesapeake Energy Corp., 5.750%	3,896,008
43,178	Chesapeake Energy Corp., 5.750%, 144A	27,957,755
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A	21,057,995

		78,143,649

	REITs – Health Care — 0.1%
116,700	Welltower, Inc., 6.500%	7,366,104

	REITs – Hotels — 0.0%
167,167	FelCor Lodging Trust, Inc., Series A, 1.950%	4,075,531

	REITs – Mortgage — 0.0%
38,767	iStar, Inc., Series J, 4.500%	1,963,549

	Technology — 0.1%
63,993	Belden, Inc., 6.750%	6,207,321

	Total Convertible Preferred Stocks (Identified Cost $175,314,502)	162,872,538

Non-Convertible Preferred Stocks — 0.5%
	Electric — 0.0%
393	Entergy New Orleans, Inc., 4.750%	40,823

	Finance Companies — 0.1%
39,200	iStar, Inc., Series E, 7.875%	952,952
39,300	iStar, Inc., Series F, 7.800%	964,029
10,425	iStar, Inc., Series G, 7.650%	253,328

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Finance Companies — continued
101,175	SLM Corp., Series A, 6.970%	$5,129,572

		7,299,881

	Home Construction — 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(d)	1,457,722

	Metals & Mining — 0.3%
906,807	Arconic, Inc., 5.375%	37,224,427

	REITs – Office Property — 0.0%
1,596	Highwoods Realty LP, Series A, 8.625%	2,028,915

	REITs – Warehouse/Industrials — 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	8,818,973

	Total Non-Convertible Preferred Stocks (Identified Cost $56,449,808)	56,870,741

	Total Preferred Stocks (Identified Cost $231,764,310)	219,743,279

Closed-End Investment Companies — 0.0%
170,282	NexPoint Credit Strategies Fund (Identified Cost $10,230,310)	3,899,458

Principal Amount (‡)
Short-Term Investments — 10.8%
$29,920,000	Federal Home Loan Bank Discount Notes, 0.550%, 4/04/2017(l)	29,919,432
395,080,000	Federal Home Loan Bank Discount Notes, 0.520% - 0.560%, 4/10/2017(l)	395,027,059
3,147,318	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $3,147,318 on 4/03/2017 collateralized by $3,191,900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,210,271 including accrued interest (Note 2 of Notes to Financial Statements)	3,147,318
274,023,812	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $274,028,836 on 4/03/2017 collateralized by $155,000 U.S. Treasury Note, 1.875% due 3/31/2022 valued at $154,419; $281,590,000 U.S. Treasury Note, 1.875% due 8/31/2022 valued at $279,356,710 including accrued interest (Note 2 of Notes to Financial Statements)	274,023,812
325,000,000	U.S. Treasury Bills, 0.525%-0.642%, 06/22/2017(l)	324,456,600
107,000,000	U.S. Treasury Bills, 0.490%, 06/15/2017(l)	106,843,673

	Total Short-Term Investments (Identified Cost $1,133,607,009)	1,133,417,894

	Total Investments — 98.9% (Identified Cost $10,672,555,263)(a)	10,432,501,975
	Other assets less liabilities — 1.1%	111,877,044

	Net Assets — 100.0%	$10,544,379,019

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2017, the net unrealized depreciation on investments based on a cost of $10,716,677,250 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$778,893,523
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,063,068,798)

	Net unrealized depreciation	$(284,175,275)

(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $36,702,056 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Non-income producing security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $271,654,396 or 2.6% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(g)	Perpetual bond with no specified maturity date.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	Maturity has been extended under the terms of a plan of reorganization.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	Escrow shares.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $2,115,795,841 or 20.1% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	21.5%
Banking	6.0
Pharmaceuticals	4.4
Technology	4.1
Wirelines	3.7
Finance Companies	3.7
Healthcare	3.2
Chemicals	3.1
Cable Satellite	2.8
Airlines	2.7
Independent Energy	2.5
Metals & Mining	2.3
Supermarkets	2.1
Other Investments, less than 2% each	26.0
Short-Term Investments	10.8

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

United States Dollar	76.9%
New Zealand Dollar	4.9
Mexican Peso	4.7
Canadian Dollar	4.4
Australian Dollar	3.8
Norwegian Krone	2.3
Other, less than 2% each	1.9

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

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|  38

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	Investment Grade Bond Fund	Strategic Income Fund
ASSETS
Investments at cost	$6,129,715,053	$10,672,555,263
Net unrealized depreciation	(68,544,014)	(240,053,288)

Investments at value	6,061,171,039	10,432,501,975
Cash	—	958,376
Foreign currency at value (identified cost $471,717 and $101, respectively)	474,504	102
Receivable for Fund shares sold	14,851,371	31,627,284
Receivable for securities sold	6,195,022	24,677,136
Dividends and interest receivable	68,239,775	133,222,567
Tax reclaims receivable	—	970,082
Receivable from distributor (Note 5d)	42,070	—
Prepaid expenses (Note 7)	3,070	4,982

TOTAL ASSETS	6,150,976,851	10,623,962,504

LIABILITIES
Payable for securities purchased	—	38,229,944
Payable for Fund shares redeemed	15,045,000	34,354,096
Management fees payable (Note 5)	2,103,368	5,043,501
Deferred Trustees’ fees (Note 5)	627,812	1,138,562
Administrative fees payable (Note 5)	235,157	405,776
Payable to distributor (Note 5d)	—	94,859
Other accounts payable and accrued expenses	234,406	316,747

TOTAL LIABILITIES	18,245,743	79,583,485

NET ASSETS	$6,132,731,108	$10,544,379,019

NET ASSETS CONSIST OF:
Paid-in capital	$6,185,079,852	$10,864,370,751
Distributions in excess of net investment income	(19,025,094)	(73,376,887)
Accumulated net realized gain (loss) on investments and foreign currency transactions	34,954,326	(7,064,495)
Net unrealized depreciation on investments and foreign currency translations	(68,277,976)	(239,550,350)

NET ASSETS	$6,132,731,108	$10,544,379,019

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities (continued)

March 31, 2017 (Unaudited)

	Investment Grade Bond Fund	Strategic Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$932,179,756	$2,161,661,646

Shares of beneficial interest	84,825,820	149,485,367

Net asset value and redemption price per share	$10.99	$14.46

Offering price per share (100/95.75 of net asset value) (Note 1)	$11.48	$15.10

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$815,148,925	$2,856,545,353

Shares of beneficial interest	74,897,628	195,970,098

Net asset value and offering price per share	$10.88	$14.58

Class N shares:
Net assets	$1,113,234,651	$140,063,005

Shares of beneficial interest	101,301,809	9,696,315

Net asset value, offering and redemption price per share	$10.99	$14.44

Class Y shares:
Net assets	$3,242,535,661	$5,244,791,235

Shares of beneficial interest	294,900,002	363,091,459

Net asset value, offering and redemption price per share	$11.00	$14.44

Admin Class shares:
Net assets	$29,632,115	$141,317,780

Shares of beneficial interest	2,702,234	9,806,961

Net asset value, offering and redemption price per share	$10.97	$14.41

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	Investment Grade Bond Fund	Strategic Income Fund
INVESTMENT INCOME
Interest	$134,320,483	$243,207,143
Dividends	1,838,027	31,445,453
Less net foreign taxes withheld	—	(531,649)

	136,158,510	274,120,947

Expenses
Management fees (Note 5)	12,626,255	30,446,842
Service and distribution fees (Note 5)	5,781,650	18,759,971
Administrative fees (Note 5)	1,411,225	2,430,373
Trustees’ fees and expenses (Note 5)	116,227	196,877
Transfer agent fees and expenses (Notes 5 and 6)	3,249,670	4,337,690
Audit and tax services fees	29,734	29,547
Custodian fees and expenses	166,598	294,774
Legal fees	64,306	111,610
Registration fees	132,081	107,342
Shareholder reporting expenses	208,154	255,740
Miscellaneous expenses (Note 7)	126,880	209,366

Total expenses	23,912,780	57,180,132

Net investment income	112,245,730	216,940,815

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	88,889,764	57,881,506
Foreign currency transactions	(392,742)	(1,652,800)
Net change in unrealized appreciation (depreciation) on:
Investments	(198,633,769)	6,487,686
Foreign currency translations	345,854	576,103

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(109,790,893)	63,292,495

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,454,837	$280,233,310

See accompanying notes to financial statements.

41  |

Statements of Changes in Net Assets

	Investment Grade Bond Fund		Strategic Income Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$112,245,730	$272,538,402	$216,940,815	$486,779,533
Net realized gain on investments and foreign currency transactions	88,497,022	136,404,927	56,228,706	11,559,349
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(198,287,915)	144,713,586	7,063,789	475,109,457

Net increase in net assets resulting from operations	2,454,837	553,656,915	280,233,310	973,448,339

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(14,487,788)	(28,165,815)	(48,661,003)	(72,039,658)
Class B(a)	—	(414)	—	(5,681)
Class C	(9,760,577)	(14,105,068)	(53,310,126)	(67,805,939)
Class N	(7,230,746)	(797,188)	(3,098,623)	(3,297,872)
Class Y	(62,969,819)	(121,740,690)	(117,145,608)	(162,237,969)
Admin Class	(431,012)	(703,125)	(2,833,976)	(3,176,118)
Net realized capital gains
Class A	(37,991,534)	(19,604,662)	(51,098,074)	(168,275,106)
Class B(a)	—	(1,141)	—	(25,900)
Class C	(35,231,779)	(15,331,597)	(69,058,405)	(223,566,427)
Class N	(2,725,590)	(444,917)	(2,996,727)	(6,479,496)
Class Y	(166,690,816)	(77,370,095)	(114,763,610)	(342,430,922)
Admin Class	(1,202,096)	(517,149)	(3,099,821)	(7,801,515)

Total distributions	(338,721,757)	(278,781,861)	(466,065,973)	(1,057,142,603)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(316,589,150)	(2,478,069,233)	(842,433,308)	(3,201,646,172)

Net decrease in net assets	(652,856,070)	(2,203,194,179)	(1,028,265,971)	(3,285,340,436)
NET ASSETS
Beginning of the period	6,785,587,178	8,988,781,357	11,572,644,990	14,857,985,426

End of the period	$6,132,731,108	$6,785,587,178	$10,544,379,019	$11,572,644,990

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(19,025,094)	$(36,390,882)	$(73,376,887)	$(65,268,366)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  42

Financial Highlights

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$11.59		$11.10	$12.11	$12.22	$12.76	$12.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.39	0.40	0.46	0.48	0.51
Net realized and unrealized gain (loss)	(0.19)		0.48	(0.95)	0.26	(0.30)	0.86

Total from Investment Operations	—		0.87	(0.55)	0.72	0.18	1.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.23)	(0.34)	(0.51)	(0.60)	(0.62)
Net realized capital gains	(0.44)		(0.15)	(0.12)	(0.32)	(0.12)	(0.11)

Total Distributions	(0.60)		(0.38)	(0.46)	(0.83)	(0.72)	(0.73)

Net asset value, end of the period	$10.99		$11.59	$11.10	$12.11	$12.22	$12.76

Total return(b)	0.13	%(c)	8.06%	(4.72)%	6.04%	1.34%	11.74%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$932,180		$1,130,260	$1,628,216	$1,932,847	$2,431,718	$2,960,119
Net expenses	0.83	%(d)	0.85%	0.83%	0.83%	0.83%	0.84%
Gross expenses	0.83	%(d)	0.85%	0.83%	0.83%	0.83%	0.84%
Net investment income	3.48	%(d)	3.49%	3.38%	3.75%	3.85%	4.17%
Portfolio turnover rate	5%		11%	23%	19%	30%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$11.48		$11.00	$12.00	$12.11	$12.66	$12.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.30	0.31	0.36	0.39	0.42
Net realized and unrealized gain (loss)	(0.19)		0.47	(0.94)	0.27	(0.32)	0.85

Total from Investment Operations	(0.04)		0.77	(0.63)	0.63	0.07	1.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.14)	(0.25)	(0.42)	(0.50)	(0.53)
Net realized capital gains	(0.44)		(0.15)	(0.12)	(0.32)	(0.12)	(0.11)

Total Distributions	(0.56)		(0.29)	(0.37)	(0.74)	(0.62)	(0.64)

Net asset value, end of the period	$10.88		$11.48	$11.00	$12.00	$12.11	$12.66

Total return(b)	(0.26	)%(c)	7.18%	(5.40)%	5.29%	0.50%	10.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$815,149		$1,001,522	$1,219,687	$1,524,806	$1,746,822	$2,281,142
Net expenses	1.58	%(d)	1.60%	1.58%	1.58%	1.58%	1.59%
Gross expenses	1.58	%(d)	1.60%	1.58%	1.58%	1.58%	1.59%
Net investment income	2.73	%(d)	2.74%	2.63%	3.00%	3.10%	3.42%
Portfolio turnover rate	5%		11%	23%	19%	30%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$11.58		$11.11	$12.11	$12.22		$12.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.43	0.44	0.50		0.34
Net realized and unrealized gain (loss)	(0.18)		0.47	(0.93)	0.26		(0.46)

Total from Investment Operations	0.03		0.90	(0.49)	0.76		(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.28)	(0.39)	(0.55)		(0.32)
Net realized capital gains	(0.44)		(0.15)	(0.12)	(0.32)		—

Total Distributions	(0.62)		(0.43)	(0.51)	(0.87)		(0.32)

Net asset value, end of the period	$10.99		$11.58	$11.11	$12.11		$12.22

Total return	0.41	%(b)	8.31%	(4.28)%	6.41%		(0.95	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,113,235		$47,343	$21,851	$6,101		$41
Net expenses	0.49	%(d)	0.47%	0.47%	0.47	%(e)	0.65	%(d)(f)
Gross expenses	0.49	%(d)	0.47%	0.47%	0.47	%(e)	0.78	%(d)
Net investment income	3.96	%(d)	3.88%	3.78%	4.07%		4.18	%(d)
Portfolio turnover rate	5%		11%	23%	19%		30%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$11.59		$11.11	$12.12	$12.23	$12.77	$12.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.42	0.43	0.49	0.52	0.54
Net realized and unrealized gain (loss)	(0.18)		0.47	(0.95)	0.26	(0.31)	0.86

Total from Investment Operations	0.03		0.89	(0.52)	0.75	0.21	1.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.26)	(0.37)	(0.54)	(0.63)	(0.65)
Net realized capital gains	(0.44)		(0.15)	(0.12)	(0.32)	(0.12)	(0.11)

Total Distributions	(0.62)		(0.41)	(0.49)	(0.86)	(0.75)	(0.76)

Net asset value, end of the period	$11.00		$11.59	$11.11	$12.12	$12.23	$12.77

Total return	0.35	%(b)	8.25%	(4.47)%	6.30%	1.60%	12.01%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,242,536		$4,571,167	$6,081,536	$6,911,938	$6,130,700	$6,817,911
Net expenses	0.58	%(c)	0.60%	0.58%	0.59%	0.58%	0.59%
Gross expenses	0.58	%(c)	0.60%	0.58%	0.59%	0.58%	0.59%
Net investment income	3.72	%(c)	3.74%	3.63%	3.99%	4.11%	4.41%
Portfolio turnover rate	5%		11%	23%	19%	30%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$11.56		$11.08		$12.09	$12.20	$12.74	$12.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.37		0.37	0.43	0.45	0.48
Net realized and unrealized gain (loss)	(0.18)		0.47		(0.95)	0.26	(0.30)	0.85

Total from Investment Operations	—		0.84		(0.58)	0.69	0.15	1.33

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.21)		(0.31)	(0.48)	(0.57)	(0.59)
Net realized capital gains	(0.44)		(0.15)		(0.12)	(0.32)	(0.12)	(0.11)

Total Distributions	(0.59)		(0.36)		(0.43)	(0.80)	(0.69)	(0.70)

Net asset value, end of the period	$10.97		$11.56		$11.08	$12.09	$12.20	$12.74

Total return	0.14	%(b)	7.73%		(4.95)%	5.79%	1.10%	11.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$29,632		$35,294		$37,355	$25,585	$21,557	$15,968
Net expenses	0.99	%(c)(d)	1.07	%(e)	1.08%	1.09%	1.08%	1.09%
Gross expenses	0.99	%(c)(d)	1.07	%(e)	1.08%	1.09%	1.08%	1.09%
Net investment income	3.32	%(c)	3.27%		3.14%	3.49%	3.62%	3.89%
Portfolio turnover rate	5%		11%		23%	19%	30%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes refund of prior year service fee of 0.09%. See Note 5b of Notes to Financial Statements.
(e)	Includes refund of prior year service fee of 0.03%.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$14.70		$14.70	$16.75	$15.93	$15.30	$14.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.57	0.64	0.58	0.65	0.72
Net realized and unrealized gain (loss)	0.10		0.61	(1.74)	0.90	0.76	1.21

Total from Investment Operations	0.39		1.18	(1.10)	1.48	1.41	1.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)		(0.36)	(0.57)	(0.62)	(0.78)	(0.84)
Net realized capital gains	(0.32)		(0.82)	(0.38)	(0.04)	—	—

Total Distributions	(0.63)		(1.18)	(0.95)	(0.66)	(0.78)	(0.84)

Net asset value, end of the period	$14.46		$14.70	$14.70	$16.75	$15.93	$15.30

Total return(b)	2.77	%(c)	8.72%	(6.88)%	9.34%	9.43%	14.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,161,662		$2,514,770	$3,318,262	$4,408,257	$5,239,885	$5,155,287
Net expenses	0.96	%(d)	0.96%	0.94%	0.94%	0.95%	0.96%
Gross expenses	0.96	%(d)	0.96%	0.94%	0.94%	0.95%	0.96%
Net investment income	4.08	%(d)	4.01%	3.95%	3.44%	4.14%	4.84%
Portfolio turnover rate	7%		17%	23%	26%	22%	30%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$14.81		$14.80	$16.85	$16.03	$15.39	$14.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.47	0.52	0.45	0.54	0.61
Net realized and unrealized gain (loss)	0.10		0.61	(1.74)	0.90	0.76	1.23

Total from Investment Operations	0.34		1.08	(1.22)	1.35	1.30	1.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.25)	(0.45)	(0.49)	(0.66)	(0.74)
Net realized capital gains	(0.32)		(0.82)	(0.38)	(0.04)	—	—

Total Distributions	(0.57)		(1.07)	(0.83)	(0.53)	(0.66)	(0.74)

Net asset value, end of the period	$14.58		$14.81	$14.80	$16.85	$16.03	$15.39

Total return(b)	2.42	%(c)	7.91%	(7.60)%	8.54%	8.61%	13.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,856,545		$3,433,204	$4,295,139	$5,390,222	$4,912,727	$5,064,186
Net expenses	1.71	%(d)	1.71%	1.69%	1.69%	1.70%	1.71%
Gross expenses	1.71	%(d)	1.71%	1.69%	1.69%	1.70%	1.71%
Net investment income	3.33	%(d)	3.26%	3.20%	2.68%	3.39%	4.08%
Portfolio turnover rate	7%		17%	23%	26%	22%	30%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013*
Net asset value, beginning of the period	$14.69		$14.69	$16.73	$15.92	$15.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32		0.61	0.69	0.61	0.46
Net realized and unrealized gain (loss)	0.08		0.62	(1.73)	0.91	0.16

Total from Investment Operations	0.40		1.23	(1.04)	1.52	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)		(0.41)	(0.62)	(0.67)	(0.48)
Net realized capital gains	(0.32)		(0.82)	(0.38)	(0.04)	—

Total Distributions	(0.65)		(1.23)	(1.00)	(0.71)	(0.48)

Net asset value, end of the period	$14.44		$14.69	$14.69	$16.73	$15.92

Total return	2.88	%(b)	9.09%	(6.58)%	9.70%	4.01	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$140,063		$130,637	$83,405	$57,752	$12,921
Net expenses	0.63	%(c)	0.63%	0.62%	0.62%	0.63	%(c)
Gross expenses	0.63	%(c)	0.63%	0.62%	0.62%	0.63	%(c)
Net investment income	4.41	%(c)	4.34%	4.33%	3.62%	4.38	%(c)
Portfolio turnover rate	7%		17%	23%	26%	22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$14.69		$14.69	$16.73	$15.92	$15.29	$14.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.61	0.68	0.61	0.69	0.75
Net realized and unrealized gain (loss)	0.09		0.61	(1.73)	0.90	0.76	1.22

Total from Investment Operations	0.40		1.22	(1.05)	1.51	1.45	1.97

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)		(0.40)	(0.61)	(0.66)	(0.82)	(0.88)
Net realized capital gains	(0.32)		(0.82)	(0.38)	(0.04)	—	—

Total Distributions	(0.65)		(1.22)	(0.99)	(0.70)	(0.82)	(0.88)

Net asset value, end of the period	$14.44		$14.69	$14.69	$16.73	$15.92	$15.29

Total return	2.84	%(b)	9.00%	(6.65)%	9.63%	9.72%	14.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,244,791		$5,350,759	$7,018,369	$8,747,384	$4,789,322	$4,339,240
Net expenses	0.71	%(c)	0.71%	0.69%	0.69%	0.70%	0.71%
Gross expenses	0.71	%(c)	0.71%	0.69%	0.69%	0.70%	0.71%
Net investment income	4.34	%(c)	4.26%	4.21%	3.65%	4.39%	5.05%
Portfolio turnover rate	7%		17%	23%	26%	22%	30%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$14.65		$14.66		$16.70	$15.89	$15.27	$14.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.53		0.60	0.53	0.61	0.67
Net realized and unrealized gain (loss)	0.09		0.61		(1.73)	0.90	0.75	1.23

Total from Investment Operations	0.37		1.14		(1.13)	1.43	1.36	1.90

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.33)		(0.53)	(0.58)	(0.74)	(0.81)
Net realized capital gains	(0.32)		(0.82)		(0.38)	(0.04)	—	—

Total Distributions	(0.61)		(1.15)		(0.91)	(0.62)	(0.74)	(0.81)

Net asset value, end of the period	$14.41		$14.65		$14.66	$16.70	$15.89	$15.27

Total return	2.67	%(b)	8.42%		(7.13)%	9.12%	9.12%	13.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$141,318		$143,275		$141,844	$139,423	$80,666	$49,486
Net expenses	1.17	%(c)(d)	1.20	%(e)	1.19%	1.19%	1.20%	1.21%
Gross expenses	1.17	%(c)(d)	1.20	%(e)	1.19%	1.19%	1.20%	1.21%
Net investment income	3.87	%(c)	3.76%		3.73%	3.15%	3.89%	4.52%
Portfolio turnover rate	7%		17%		23%	26%	22%	30%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes refund of prior year service fee of 0.04%. See Note 5b of Notes to Financial Statements.
(e)	Includes refund of prior year service fee of 0.01%.

See accompanying notes to financial statements.

|  52

Notes to Financial Statements

March 31, 2017 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Investment Grade Bond Fund (the “Investment Grade Bond Fund”)

Loomis Sayles Strategic Income Fund (the “Strategic Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N, Class Y and Admin Class shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C and Admin Class), and transfer agent fees are borne collectively for Class A, Class C, Class Y, and Admin Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

53  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of March 31, 2017, securities of the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Investment Grade Bond Fund	$159,609,909	2.6%	$676	Less than 0.1%
Strategic Income Fund	271,654,396	2.6%	36,702,056	0.3%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

55  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2017, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Investment Grade Bond Fund	$41,887,343
Strategic Income Fund	$49,040,212

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts

|  56

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2017.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2017 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses,

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, corporate actions, defaulted and/or non-income producing securities, foreign currency gains and losses, premium amortization, convertible bonds, paydown gains and losses, trust preferred securities, contingent payment debt instruments and capital gain and return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to corporate actions, deferred Trustees’ fees, wash sales, premium amortization, return of capital distributions received, trust preferred securities, defaulted and/or non-income producing securities, contingent payment debt instruments and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Investment Grade Bond Fund	$173,908,292	$104,873,569	$278,781,861
Strategic Income Fund	324,763,496	732,379,107	1,057,142,603

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Investment Grade Bond Fund	Strategic Income Fund
Unrealized appreciation (depreciation)
Investments	$(392,333,793)	$(558,995,872)
Foreign currency translations	277,672,553	275,102,014

Total unrealized appreciation (depreciation)	$(114,661,240)	$(283,893,858)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

g.  Loan Participations.  Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of

59  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. Excess collateral in the amount of $2,363,841 related to terminated loans with a bankrupt borrower is held by State Street Bank on behalf of Strategic Income Fund.

For the six months ended March 31, 2017, neither Fund had loaned securities under this agreement.

j.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, at value:

Investment Grade Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$49,893,926	$55,610,968	(b)	$105,504,894
Airlines	—	133,851,309	36,726	(b)	133,888,035
Finance Companies	1,410,597	222,792,490	—		224,203,087
Metals & Mining	—	131,846,327	676	(c)	131,847,003
All Other Non-Convertible Bonds(a)	—	4,637,578,606	—		4,637,578,606

Total Non-Convertible Bonds	1,410,597	5,175,962,658	55,648,370		5,233,021,625

Convertible Bonds(a)	—	276,383,980	—		276,383,980
Municipals(a)	—	19,541,400	—		19,541,400

Total Bonds and Notes	1,410,597	5,471,888,038	55,648,370		5,528,947,005

Common Stocks(a)	47,302,818	—	—		47,302,818
Preferred Stocks(a)	—	2,753,984	—		2,753,984
Short-Term Investments	—	482,167,232	—		482,167,232

Total	$48,713,415	$5,956,809,254	$55,648,370		$6,061,171,039

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Strategic Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$10,786,350	$15,338,856	(b)	$26,125,206
Airlines	—	285,792,324	919	(c)	285,793,243
Chemicals	—	271,743,269	18,072,420	(d)	289,815,689
Finance Companies	2,484,503	380,161,109	—		382,645,612
Metals & Mining	—	205,596,228	3,281	(d)	205,599,509
Transportation Services	—	7,680,319	1,863,683	(d)	9,544,002
All Other Non-Convertible Bonds(a)	—	6,262,909,607	—		6,262,909,607

Total Non-Convertible Bonds	2,484,503	7,424,669,206	35,279,159		7,462,432,868

Convertible Bonds(a)	—	576,260,636	—		576,260,636
Municipals(a)	—	154,101,164	—		154,101,164

Total Bonds and Notes	2,484,503	8,155,031,006	35,279,159		8,192,794,668

Loan Participations(a)	—	—	11,055,797	(c)	11,055,797
Senior Loans(a)		194,902,770	—		194,902,770
Common Stocks
Internet Software & Services	—	—	818,216	(d)	818,216
Oil, Gas & Consumable Fuels	5,242,698	—	605,600	(d)(e)	5,848,298
All Other Common Stocks(a)	670,021,595	—	—		670,021,595

Total Common Stocks	675,264,293	—	1,423,816		676,688,109

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Strategic Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Convertible Preferred Stocks
Midstream	$10,445,779	$67,697,870	$—	$78,143,649
REITs – Mortgage	—	1,963,549	—	1,963,549
All Other Convertible Preferred Stocks(a)	82,765,340	—	—	82,765,340

Total Convertible Preferred Stocks	93,211,119	69,661,419	—	162,872,538

Non-Convertible Preferred Stocks
Electric	—	40,823	—	40,823
REITs – Office Property	—	2,028,915	—	2,028,915
REITs – Warehouse/Industrials	—	8,818,973	—	8,818,973
All Other Non-Convertible Preferred Stocks(a)	45,982,030	—	—	45,982,030

Total Non-Convertible Preferred Stocks	45,982,030	10,888,711	—	56,870,741

Total Preferred Stocks	139,193,149	80,550,130	—	219,743,279

Closed-End Investment Companies	3,899,458	—	—	3,899,458
Short-Term Investments	—	1,133,417,894	—	1,133,417,894

Total	$820,841,403	$9,563,901,800	$47,758,772	$10,432,501,975

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser.
(e)	Includes a security fair valued at zero using Level 3 inputs.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or March 31, 2017:

Investment Grade Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$90,763,489	$—	$17,323	$(104,321)	$—
Airlines	—	—	4,512	(6,047)	—
Metals & Mining	676	5,637	—	(5,637)	—
Non-Agency Commercial Mortgage-Backed Securities	18,290,710	—	(32,180)	41,470	—

Total	$109,054,875	$5,637	$(10,345)	$(74,535)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(1,412,200)	$2,515,138	$(36,168,461)	$55,610,968	$(99,163)
Airlines	(106,173)	144,434	—	36,726	(6,047)
Metals & Mining	—	—	—	676	(5,637)
Non-Agency Commercial Mortgage-Backed Securities	(18,300,000)	—	—	—	—

Total	$(19,818,373)	$2,659,572	$(36,168,461)	$55,648,370	$(110,847)

65  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

A debt security valued at $2,515,138 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $36,168,461 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $144,434 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Strategic Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$15,268,979	$—	$—	$(828,113)	$897,990
Airlines	138,786	—	8,930	(10,646)	—
Chemicals	12,834,270	165,138	—	5,073,012	—
Metals & Mining	3,281	27,149	—	(27,149)	—
Transportation Services	10,567,554	17,723	1,477,056	(1,595,073)	—
Loan Participations
ABS Other	12,813,862	—	(13,757)	90,020	—
Senior Loans
Wirelines	14,173,305	—	—	824,901	—

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Strategic Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Common Stocks
Internet Software & Services	$602,449	$—	$—	$215,767	$—
Oil, Gas & Consumable Fuels	545,040	—	—	60,560	—
Warrants	112,975	—	157,748	(112,975)	—

Total	$67,060,501	$210,010	$1,629,977	$3,690,304	$897,990

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Sill Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$15,338,856		$(828,113)
Airlines	(136,151)	—	—	919		(13)
Chemicals	—	—	—	18,072,420		5,073,012
Metals & Mining	—	—	—	3,281		(27,149)
Transportation Services	(8,603,577)	—	—	1,863,683		(41,932)
Loan Participations
ABS Other	(1,834,328)	—	—	11,055,797		55,627
Senior Loans
Wirelines	(14,998,206)	—	—	—		—
Common Stocks
Internet Software & Services	—	—	—	818,216		215,767
Oil, Gas & Consumable Fuels	—	—	—	605,600	(a)	60,560
Warrants	(157,748)	—	—	—		—

Total	$(25,730,010)	$—	$—	$47,758,772		$4,507,759

(a)	Includes a security fair valued at zero using Level 3 inputs.

67  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Investment Grade Bond Fund	$249,414,063	$75,009,521	$56,492,655	$985,557,894
Strategic Income Fund	349,257,813	685,000,000	320,973,013	1,870,461,506

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.8 billion	Next $13 billion	Next $10 billion	Over $25 billion
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.38%	0.38%
Strategic Income Fund	0.65%	0.60%	0.55%	0.54%	0.53%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Investment Grade Bond Fund	0.95%	1.70%	0.65%	0.70%	1.20%
Strategic Income Fund	1.25%	2.00%	0.95%	1.00%	1.50%

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2017, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Investment Grade Bond Fund	$12,626,255	0.40%
Strategic Income Fund	30,446,842	0.56%

No expenses were recovered for either Fund during the six months ended March 31, 2017 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the Class C Plans”), and a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the

69  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of and Class C shares.

Under the Admin Class Plan, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Funds may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
Investment Grade Bond Fund	$1,246,293	$1,117,799	$25,076	$3,353,396	$39,086
Strategic Income Fund	2,877,413	3,888,784	151,971	11,666,353	175,450

For the six months ended March 31, 2017, NGAM Distribution refunded Investment Grade Bond Fund $14,010 and Strategic Income Fund $23,478 of prior year Admin Class service fees paid to NGAM Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Investment Grade Bond Fund	$1,411,225
Strategic Income Fund	2,430,373

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Investment Grade Bond Fund	$3,112,242
Strategic Income Fund	4,048,295

71  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, Strategic Income Fund owes NGAM Distribution $94,859 in reimbursement for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor).

As of March 31, 2017, NGAM Distribution owes Investment Grade Bond Fund $42,070 for overpayments of sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as receivable from distributor).

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2017, were as follows:

Fund	Commissions
Investment Grade Bond Fund	$39,666
Strategic Income Fund	73,541

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2017, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund representing 0.13% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2017, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
Investment Grade Bond Fund	$548,819	$492,134	$340	$2,191,219	$17,158
Strategic Income Fund	929,537	1,256,037	1,053	2,094,337	56,726

Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities. Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit.

73  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, none of the Funds had borrowings under this agreement.

8.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Investment Grade Bond Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
1	17.45%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	9,441,282	$104,660,675	20,129,865	$224,279,164
Issued in connection with the reinvestment of distributions	4,019,415	43,505,046	3,582,279	39,417,631
Redeemed	(26,189,748)	(292,572,498)	(72,797,944)	(812,934,629)

Net change	(12,729,051)	$(144,406,777)	(49,085,800)	$(549,237,834)

Class B(a)
Issued from the sale of shares	—	$—	12	$127
Issued in connection with the reinvestment of distributions	—	—	132	1,428
Redeemed	—	—	(12,496)	(135,947)

Net change	—	$—	(12,352)	$(134,392)

Class C
Issued from the sale of shares	2,175,103	$23,574,786	6,745,192	$73,849,989
Issued in connection with the reinvestment of distributions	2,819,192	30,175,314	1,779,107	19,337,565
Redeemed	(17,347,535)	(190,810,790)	(32,161,581)	(355,433,705)

Net change	(12,353,240)	$(137,060,690)	(23,637,282)	$(262,246,151)

Class N
Issued from the sale of shares	101,253,780	$1,104,485,546	3,512,436	$39,581,827
Issued in connection with the reinvestment of distributions	907,789	9,901,841	112,583	1,242,105
Redeemed	(4,946,850)	(54,347,465)	(1,505,453)	(16,963,552)

Net change	97,214,719	$1,060,039,922	2,119,566	$23,860,380

Class Y
Issued from the sale of shares	44,236,284	$490,074,455	103,353,597	$1,157,935,836
Issued in connection with the reinvestment of distributions	19,072,595	206,633,760	16,305,396	179,657,088
Redeemed	(162,774,922)	(1,787,872,786)	(272,637,548)	(3,024,227,049)

Net change	(99,466,043)	$(1,091,164,571)	(152,978,555)	$(1,686,634,125)

Admin Class
Issued from the sale of shares	425,579	$4,682,107	1,369,518	$15,254,126
Issued in connection with the reinvestment of distributions	65,733	709,734	53,619	588,562
Redeemed	(841,647)	(9,388,875)	(1,741,799)	(19,519,799)

Net change	(350,335)	$(3,997,034)	(318,662)	$(3,677,111)

Increase (decrease) from capital share transactions	(27,683,950)	$(316,589,150)	(223,913,085)	$(2,478,069,233)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

75  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	10,262,290	$147,723,976	23,003,978	$322,739,399
Issued in connection with the reinvestment of distributions	5,439,828	77,240,028	13,635,011	187,725,106
Redeemed	(37,290,062)	(536,931,886)	(91,244,683)	(1,291,828,314)

Net change	(21,587,944)	$(311,967,882)	(54,605,694)	$(781,363,809)

Class B(a)
Issued from the sale of shares	—	$—	2	$26
Issued in connection with the reinvestment of distributions	—	—	2,043	28,399
Redeemed	—	—	(67,108)	(965,088)

Net change	—	$—	(65,063)	$(936,663)

Class C
Issued from the sale of shares	4,573,992	$65,800,581	14,640,095	$205,621,637
Issued in connection with the reinvestment of distributions	5,231,883	74,783,893	12,554,510	173,747,924
Redeemed	(45,642,452)	(662,137,272)	(85,523,361)	(1,219,267,539)

Net change	(35,836,577)	$(521,552,798)	(58,328,756)	$(839,897,978)

Class N
Issued from the sale of shares	2,881,781	$41,184,077	5,321,977	$77,302,805
Issued in connection with the reinvestment of distributions	405,515	5,753,512	653,923	9,006,073
Redeemed	(2,486,487)	(35,386,977)	(2,757,797)	(38,915,311)

Net change	800,809	$11,550,612	3,218,103	$47,393,567

Class Y
Issued from the sale of shares	59,556,453	$854,814,356	97,346,155	$1,362,714,589
Issued in connection with the reinvestment of distributions	11,826,314	167,776,941	26,448,453	364,282,467
Redeemed	(72,650,681)	(1,043,349,580)	(237,195,829)	(3,355,009,041)

Net change	(1,267,914)	$(20,758,283)	(113,401,221)	$(1,628,011,985)

Admin Class
Issued from the sale of shares	626,290	$8,967,201	1,775,529	$24,914,406
Issued in connection with the reinvestment of distributions	336,472	4,759,867	664,366	9,114,286
Redeemed	(935,284)	(13,432,025)	(2,336,993)	(32,857,996)

Net change	27,478	$295,043	102,902	$1,170,696

Increase (decrease) from capital share transactions	(57,864,148)	$(842,433,308)	(223,079,729)	$(3,201,646,172)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

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Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2017

Portfolio Review	1
Portfolio of Investments	8
Financial Statements	27
Notes to Financial Statements	39

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20172

						Expense Ratios[3]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 12/31/96)	10.62%	20.11%	11.28%	9.18%	—%	0.95%	0.95%

Retail Class (Inception 12/31/96)	10.49	19.79	10.98	8.89	—	1.20	1.20

Class N (Inception 2/1/13)	10.67	20.19	—	—	12.22	0.83	0.83

Comparative Performance
Russell 2000® Growth Index[1]	9.11	23.03	12.10	8.06	12.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

|  2

LOOMIS SAYLES SMALL CAP VALUE FUND

Average Annual Total Returns — March 31, 20173

						Expense Ratios[4]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/13/91)	12.54%	23.27%	12.72%	8.15%	—%	0.99%	0.96%
Retail Class (Inception 12/31/96)	12.38	22.97	12.44	7.87	—	1.24	1.21
Admin Class (Inception 1/2/98)	12.24	22.64	12.16	7.61	—	1.48	1.45
Class N (Inception 2/1/13)	12.57	23.37	—	—	12.82	0.89	0.89

Comparative Performance
Russell 2000® Value Index[1]	13.93	29.37	12.54	6.09	11.89
Russell 2000® Index[2]	11.52	26.22	12.35	7.12	12.18

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

3  |

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20172

				Expense Ratios[3]
	6 months	1 year	Life of Fund	Gross	Net

Institutional Class (Inception 6/30/15)	10.68%	18.73%	4.32%	1.75%	0.85%

Comparative Performance
Russell 2500™ Growth Index[1]	9.01	19.77	4.30

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The Russell 2500™ Growth Index measures the performance of the small-to-mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2500™ Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6)

5  |

and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,106.20	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.78

Retail Class
Actual	$1,000.00	$1,104.90	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04

Class N
Actual	$1,000.00	$1,106.70	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*   Expenses are equal to the Fund’s annualized expense ratio: 0.95%, 1.20% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  6

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,125.40	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,123.80	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,122.40	$7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$1,125.70	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.83% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,106.80	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 98.1% of Net Assets

	Aerospace & Defense – 2.0%
238,812	Hexcel Corp.	$13,027,194
226,957	Mercury Systems, Inc.(b)	8,862,671

		21,889,865

	Air Freight & Logistics – 0.8%
426,374	Echo Global Logistics, Inc.(b)	9,103,085

	Auto Components – 3.0%
160,188	Dorman Products, Inc.(b)	13,156,241
313,659	Fox Factory Holding Corp.(b)	9,002,013
112,124	LCI Industries	11,189,975

		33,348,229

	Banks – 3.9%
216,143	Chemical Financial Corp.	11,055,714
213,130	Pinnacle Financial Partners, Inc.	14,162,489
118,939	PrivateBancorp, Inc.	7,061,408
285,943	Renasant Corp.	11,349,078

		43,628,689

	Biotechnology – 3.8%
282,327	Acorda Therapeutics, Inc.(b)	5,928,867
318,673	Genomic Health, Inc.(b)	10,035,013
647,928	Ironwood Pharmaceuticals, Inc.(b)	11,053,652
498,630	Lexicon Pharmaceuticals, Inc.(b)	7,150,354
142,308	Prothena Corp. PLC(b)	7,939,363

		42,107,249

	Building Products – 3.3%
252,800	Apogee Enterprises, Inc.	15,069,408
130,351	Patrick Industries, Inc.(b)	9,241,886
175,827	Trex Co., Inc.(b)	12,200,635

		36,511,929

	Capital Markets – 2.9%
328,770	Financial Engines, Inc.	14,317,934
94,549	MarketAxess Holdings, Inc.	17,726,992

		32,044,926

	Commercial Services & Supplies – 1.6%
294,788	Healthcare Services Group, Inc.	12,702,415
190,069	Team, Inc.(b)	5,141,366

		17,843,781

	Construction & Engineering – 2.0%
248,496	Granite Construction, Inc.	12,472,014

See accompanying notes to financial statements.

|  8

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – continued
431,784	Primoris Services Corp.	$10,026,025

		22,498,039

	Distributors – 1.2%
111,048	Pool Corp.	13,251,358

	Diversified Consumer Services – 3.9%
200,289	Bright Horizons Family Solutions, Inc.(b)	14,518,950
211,767	Grand Canyon Education, Inc.(b)	15,164,635
547,281	Nord Anglia Education, Inc.(b)	13,868,100

		43,551,685

	Diversified Telecommunication Services – 1.8%
311,481	Cogent Communications Holdings, Inc.	13,409,257
694,620	ORBCOMM, Inc.(b)	6,633,621

		20,042,878

	Electrical Equipment – 0.9%
279,487	Generac Holdings, Inc.(b)	10,419,275

	Electronic Equipment, Instruments & Components – 2.9%
257,243	II-VI, Inc.(b)	9,273,610
119,728	IPG Photonics Corp.(b)	14,451,170
287,378	Orbotech Ltd.(b)	9,267,940

		32,992,720

	Energy Equipment & Services – 1.6%
162,197	Dril-Quip, Inc.(b)	8,847,846
443,847	Forum Energy Technologies, Inc.(b)	9,187,633

		18,035,479

	Food Products – 1.1%
297,421	Snyder’s-Lance, Inc.	11,989,041

	Health Care Equipment & Supplies – 9.4%
419,468	AtriCure, Inc.(b)	8,032,812
165,210	Inogen, Inc.(b)	12,813,688
307,464	Insulet Corp.(b)	13,248,624
437,128	Merit Medical Systems, Inc.(b)	12,632,999
146,199	Neogen Corp.(b)	9,583,344
95,768	Nevro Corp.(b)	8,973,462
385,351	NxStage Medical, Inc.(b)	10,338,967
471,980	Spectranetics Corp.(b)	13,746,418
528,199	Wright Medical Group NV(b)	16,437,553

		105,807,867

	Health Care Providers & Services – 3.3%
293,404	AMN Healthcare Services, Inc.(b)	11,912,202

See accompanying notes to financial statements.

9  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Providers & Services – continued
362,271	HealthEquity, Inc.(b)	$15,378,404
402,754	Teladoc, Inc.(b)	10,068,850

		37,359,456

	Health Care Technology – 1.3%
251,016	Medidata Solutions, Inc.(b)	14,481,113

	Hotels, Restaurants & Leisure – 4.1%
316,503	Chuy’s Holdings, Inc.(b)	9,431,789
567,696	Planet Fitness, Inc., Class A	10,939,502
84,864	Vail Resorts, Inc.	16,285,402
318,727	Wingstop, Inc.	9,013,599

		45,670,292

	Household Durables – 2.0%
245,985	Installed Building Products, Inc.(b)	12,975,709
141,178	iRobot Corp.(b)	9,337,513

		22,313,222

	Internet Software & Services – 7.2%
363,108	2U, Inc.(b)	14,400,863
286,445	Envestnet, Inc.(b)	9,252,173
134,004	LogMeIn, Inc.	13,065,390
274,917	Mimecast Ltd.(b)	6,155,392
407,609	Q2 Holdings, Inc.(b)	14,205,174
699,786	Quotient Technology, Inc.(b)	6,682,956
256,733	Wix.com Ltd.(b)	17,432,171

		81,194,119

	IT Services – 3.4%
333,767	Acxiom Corp.(b)	9,502,346
180,561	Euronet Worldwide, Inc.(b)	15,441,577
334,652	InterXion Holding NV(b)	13,238,833

		38,182,756

	Life Sciences Tools & Services – 2.0%
370,651	Accelerate Diagnostics, Inc.(b)	8,969,754
206,889	PRA Health Sciences, Inc.(b)	13,495,370

		22,465,124

	Machinery – 2.7%
185,368	Astec Industries, Inc.	11,399,205
40,555	Middleby Corp. (The)(b)	5,533,730
133,072	RBC Bearings, Inc.(b)	12,919,960

		29,852,895

	Multiline Retail – 0.9%
288,986	Ollie’s Bargain Outlet Holdings, Inc.(b)	9,681,031

See accompanying notes to financial statements.

|  10

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.9%
158,108	PDC Energy, Inc.(b)	$9,858,034

	Pharmaceuticals – 2.3%
216,819	Aclaris Therapeutics, Inc.(b)	6,465,543
230,849	Dermira, Inc.(b)	7,874,259
376,834	Supernus Pharmaceuticals, Inc.(b)	11,794,904

		26,134,706

	Professional Services – 1.5%
233,862	WageWorks, Inc.(b)	16,908,223

	Semiconductors & Semiconductor Equipment – 5.9%
230,060	Inphi Corp.(b)	11,231,529
226,760	MKS Instruments, Inc.	15,589,750
157,247	Monolithic Power Systems, Inc.	14,482,449
300,811	Semtech Corp.(b)	10,167,412
194,048	Silicon Laboratories, Inc.(b)	14,272,230

		65,743,370

	Software – 8.7%
158,036	Blackbaud, Inc.	12,116,620
549,361	Callidus Software, Inc.(b)	11,728,857
190,246	CommVault Systems, Inc.(b)	9,664,497
266,789	Guidewire Software, Inc.(b)	15,028,224
183,096	HubSpot, Inc.(b)	11,086,463
289,169	RealPage, Inc.(b)	10,091,998
507,316	RingCentral, Inc., Class A(b)	14,357,043
69,943	Ultimate Software Group, Inc. (The)(b)	13,653,573

		97,727,275

	Specialty Retail – 1.0%
598,044	Tile Shop Holdings, Inc.	11,512,347

	Textiles, Apparel & Luxury Goods – 1.6%
129,735	Columbia Sportswear Co.	7,621,931
270,017	Steven Madden Ltd.(b)	10,409,156

		18,031,087

	Thrifts & Mortgage Finance – 1.0%
321,811	Essent Group Ltd.(b)	11,639,904

	Trading Companies & Distributors – 2.2%
209,758	Beacon Roofing Supply, Inc.(b)	10,311,703
306,245	SiteOne Landscape Supply, Inc.(b)	14,825,321

		25,137,024

	Total Common Stocks (Identified Cost $837,484,970)	1,098,958,073

See accompanying notes to financial statements.

11  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 2.7%
$30,695,203	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $30,695,766 on 4/03/2017 collateralized by $32,015,000 U.S. Treasury Note, 1.250% due 3/31/2021 valued at $31,309,678 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $30,695,203)	$30,695,203

	Total Investments – 100.8% (Identified Cost $868,180,173)(a)	1,129,653,276
	Other assets less liabilities—(0.8)%	(9,487,328)

	Net Assets – 100.0%	$1,120,165,948

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $868,180,173 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$276,320,850
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,847,747)

	Net unrealized appreciation	$261,473,103

(b)	Non-income producing security.

See accompanying notes to financial statements.

|  12

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Health Care Equipment & Supplies	9.4%
Software	8.7
Internet Software & Services	7.2
Semiconductors & Semiconductor Equipment	5.9
Hotels, Restaurants & Leisure	4.1
Banks	3.9
Diversified Consumer Services	3.9
Biotechnology	3.8
IT Services	3.4
Health Care Providers & Services	3.3
Building Products	3.3
Auto Components	3.0
Electronic Equipment, Instruments & Components	2.9
Capital Markets	2.9
Machinery	2.7
Pharmaceuticals	2.3
Trading Companies & Distributors	2.2
Construction & Engineering	2.0
Life Sciences Tools & Services	2.0
Household Durables	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	17.2
Short-Term Investments	2.7

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

See accompanying notes to financial statements.

13  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 97.9% of Net Assets

	Aerospace & Defense – 2.2%
292,757	Aerojet Rocketdyne Holdings, Inc.(b)	$6,352,827
257,814	BWX Technologies, Inc.	12,271,946
185,385	DigitalGlobe, Inc.(b)	6,071,359

		24,696,132

	Auto Components – 2.9%
121,341	Adient PLC	8,817,850
136,200	Cooper Tire & Rubber Co.	6,040,470
161,148	Fox Factory Holding Corp.(b)	4,624,948
400,616	Horizon Global Corp.(b)	5,560,550
75,666	LCI Industries	7,551,467

		32,595,285

	Banks – 18.4%
319,894	BancorpSouth, Inc.	9,676,794
203,931	Bank of the Ozarks, Inc.	10,606,451
258,326	Bryn Mawr Bank Corp.	10,203,877
322,640	Cathay General Bancorp	12,157,075
185,322	CenterState Banks, Inc.	4,799,840
217,763	Chemical Financial Corp.	11,138,578
533,038	CVB Financial Corp.	11,774,809
484,727	First Financial Bancorp	13,305,756
150,066	First Financial Bankshares, Inc.	6,017,647
411,049	Home BancShares, Inc.	11,127,096
139,856	IBERIABANK Corp.	11,062,610
168,106	LegacyTexas Financial Group, Inc.	6,707,429
247,775	PacWest Bancorp	13,196,497
124,735	Pinnacle Financial Partners, Inc.	8,288,641
284,947	Popular, Inc.	11,605,891
156,062	Prosperity Bancshares, Inc.	10,879,082
91,261	Signature Bank(b)	13,542,220
123,418	Texas Capital Bancshares, Inc.(b)	10,299,232
255,353	Triumph Bancorp, Inc.(b)	6,588,107
226,625	Wintrust Financial Corp.	15,664,320

		208,641,952

	Beverages – 0.5%
439,837	Cott Corp.	5,436,385

	Building Products – 2.6%
87,946	Apogee Enterprises, Inc.	5,242,461
153,765	Armstrong World Industries, Inc.(b)	7,080,878
146,902	Gibraltar Industries, Inc.(b)	6,052,362
111,434	Masonite International Corp.(b)	8,831,145
27,892	Patrick Industries, Inc.(b)	1,977,543

		29,184,389

See accompanying notes to financial statements.

|  14

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 1.3%
233,795	Donnelley Financial Solutions, Inc.(b)	$4,509,906
191,907	Stifel Financial Corp.(b)	9,631,812

		14,141,718

	Chemicals – 2.1%
292,262	AdvanSix, Inc.(b)	7,984,598
120,054	Cabot Corp.	7,192,435
118,130	Minerals Technologies, Inc.	9,048,758

		24,225,791

	Commercial Services & Supplies – 4.5%
94,019	Clean Harbors, Inc.(b)	5,229,337
267,502	KAR Auction Services, Inc.	11,681,813
294,782	Kimball International, Inc.	4,863,903
102,095	Knoll, Inc.	2,430,882
232,877	LSC Communications, Inc.	5,859,185
365,020	R.R. Donnelley & Sons Co.	4,420,392
238,745	Viad Corp.	10,791,274
234,643	West Corp.	5,729,982

		51,006,768

	Communications Equipment – 1.6%
243,219	ARRIS International PLC(b)	6,433,143
343,605	Digi International, Inc.(b)	4,088,899
709,626	Viavi Solutions, Inc.(b)	7,607,191

		18,129,233

	Construction & Engineering – 0.9%
60,855	MYR Group, Inc.(b)	2,495,055
219,918	Quanta Services, Inc.(b)	8,161,157

		10,656,212

	Construction Materials – 1.0%
224,413	Summit Materials, Inc., Class A(b)	5,545,245
94,184	U.S. Concrete, Inc.(b)	6,079,577

		11,624,822

	Consumer Finance – 0.5%
165,854	PRA Group, Inc.(b)	5,498,060

	Distributors – 0.6%
219,700	Core-Mark Holding Co., Inc.	6,852,443

	Diversified Consumer Services – 0.8%
190,517	DeVry Education Group, Inc.	6,753,828
277,662	Houghton Mifflin Harcourt Co.(b)	2,818,269

		9,572,097

See accompanying notes to financial statements.

15  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Financial Services – 0.7%
577,201	FNFV Group(b)	$7,647,913

	Electric Utilities – 1.2%
200,898	ALLETE, Inc.	13,602,804

	Electrical Equipment – 0.2%
45,465	AZZ, Inc.	2,705,167

	Electronic Equipment, Instruments & Components – 5.1%
107,123	Belden, Inc.	7,411,840
229,042	II-VI, Inc.(b)	8,256,964
83,204	Kimball Electronics, Inc.(b)	1,410,308
118,871	Littelfuse, Inc.	19,008,662
213,702	Methode Electronics, Inc.	9,744,811
58,638	Rogers Corp.(b)	5,035,245
146,249	VeriFone Systems, Inc.(b)	2,739,244
218,026	Vishay Intertechnology, Inc.	3,586,528

		57,193,602

	Energy Equipment & Services – 3.1%
282,266	Bristow Group, Inc.	4,293,266
202,307	C&J Energy Services, Inc.(b)	6,888,553
240,094	Natural Gas Services Group, Inc.(b)	6,254,449
326,184	RPC, Inc.	5,972,429
240,166	U.S. Silica Holdings, Inc.	11,525,566

		34,934,263

	Food & Staples Retailing – 0.8%
245,864	SpartanNash Co.	8,602,781

	Food Products – 1.8%
311,985	Darling Ingredients, Inc.(b)	4,530,022
27,071	J&J Snack Foods Corp.	3,669,745
142,046	Post Holdings, Inc.(b)	12,431,866

		20,631,633

	Health Care Equipment & Supplies – 0.7%
210,698	Halyard Health, Inc.(b)	8,025,487

	Health Care Providers & Services – 0.5%
263,440	PharMerica Corp.(b)	6,164,496

	Hotels, Restaurants & Leisure – 3.4%
278,250	Carrols Restaurant Group, Inc.(b)	3,937,238
76,273	Churchill Downs, Inc.	12,115,966
24,829	Cracker Barrel Old Country Store, Inc.	3,954,018
130,415	Marriott Vacations Worldwide Corp.	13,032,371
88,365	Six Flags Entertainment Corp.	5,256,834

		38,296,427

See accompanying notes to financial statements.

|  16

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.7%
88,268	Helen of Troy Ltd.(b)	$8,314,846

	Household Products – 0.5%
295,958	HRG Group, Inc.(b)	5,717,909

	Industrial Conglomerates – 0.7%
265,130	Raven Industries, Inc.	7,702,026

	Insurance – 3.6%
125,076	Atlas Financial Holdings, Inc.(b)	1,707,287
371,538	Employers Holdings, Inc.	14,099,867
107,467	First American Financial Corp.	4,221,304
172,223	ProAssurance Corp.	10,376,436
78,516	Reinsurance Group of America, Inc., Class A	9,969,962

		40,374,856

	Internet & Direct Marketing Retail – 1.8%
310,985	1-800-Flowers.com, Inc., Class A(b)	3,172,047
81,135	HSN, Inc.	3,010,108
101,668	Liberty Expedia Holdings, Inc., Series A(b)	4,623,861
217,697	Liberty Ventures, Series A(b)	9,683,163

		20,489,179

	Internet Software & Services – 0.9%
176,033	CommerceHub, Inc., Series C(b)	2,733,792
92,993	IAC/InterActiveCorp(b)	6,855,444

		9,589,236

	IT Services – 4.0%
305,516	Booz Allen Hamilton Holding Corp.	10,812,211
92,476	CSG Systems International, Inc.	3,496,518
90,390	DST Systems, Inc.	11,072,775
136,906	Euronet Worldwide, Inc.(b)	11,708,201
80,186	WEX, Inc.(b)	8,299,251

		45,388,956

	Leisure Products – 0.6%
355,168	Nautilus, Inc.(b)	6,481,816

	Life Sciences Tools & Services – 1.2%
336,621	Albany Molecular Research, Inc.(b)	4,722,793
308,530	VWR Corp.(b)	8,700,546

		13,423,339

	Machinery – 4.1%
72,415	Alamo Group, Inc.	5,517,299
170,875	Albany International Corp., Class A	7,868,794
65,445	Altra Industrial Motion Corp.	2,549,083

See accompanying notes to financial statements.

17  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Machinery – continued
37,307	EnPro Industries, Inc.	$2,654,766
109,685	John Bean Technologies Corp.	9,646,796
85,763	RBC Bearings, Inc.(b)	8,326,729
98,424	Standex International Corp.	9,857,163

		46,420,630

	Marine – 0.4%
60,154	Kirby Corp.(b)	4,243,865

	Media – 1.6%
278,178	E.W. Scripps Co. (The), Class A(b)	6,520,492
133,851	John Wiley & Sons, Inc., Class A	7,201,184
353,515	National CineMedia, Inc.	4,464,895

		18,186,571

	Metals & Mining – 0.7%
228,753	Ferroglobe PLC	2,363,019
507,316	Ferroglobe R&W Trust(b)(c)	—
135,487	Haynes International, Inc.	5,164,764

		7,527,783

	Multi-Utilities – 0.9%
180,993	NorthWestern Corp.	10,624,289

	Oil, Gas & Consumable Fuels – 2.1%
42,265	Arch Coal, Inc., Class A(b)	2,913,749
379,508	Gulfport Energy Corp.(b)	6,523,742
415,097	QEP Resources, Inc.(b)	5,275,883
1,103,597	SRC Energy, Inc.(b)	9,314,359

		24,027,733

	Pharmaceuticals – 0.9%
189,204	Akorn, Inc.(b)	4,556,032
208,513	Catalent, Inc.(b)	5,905,088

		10,461,120

	Professional Services – 1.4%
77,005	Insperity, Inc.	6,826,493
293,684	Korn/Ferry International	9,248,109

		16,074,602

	REITs – Apartments – 1.5%
179,360	American Campus Communities, Inc.	8,535,742
82,015	Mid-America Apartment Communities, Inc.	8,344,206

		16,879,948

See accompanying notes to financial statements.

|  18

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Health Care – 0.5%
208,558	Sabra Healthcare REIT, Inc.	$5,825,025

	REITs – Hotels – 0.5%
283,562	Hersha Hospitality Trust	5,328,130

	REITs – Mortgage – 0.4%
344,019	iStar, Inc.(b)	4,059,424

	REITs – Shopping Centers – 1.1%
588,668	Retail Opportunity Investments Corp.	12,379,688

	REITs – Single Tenant – 0.6%
159,592	National Retail Properties, Inc.	6,961,403

	REITs – Storage – 0.8%
351,530	CubeSmart	9,125,719

	REITs – Warehouse/Industrials – 1.0%
133,931	CyrusOne, Inc.	6,893,429
203,425	Rexford Industrial Realty, Inc.	4,581,131

		11,474,560

	Road & Rail – 1.6%
94,752	Avis Budget Group, Inc.(b)	2,802,764
94,380	Genesee & Wyoming, Inc., Class A(b)	6,404,627
108,812	Old Dominion Freight Line, Inc.	9,311,043

		18,518,434

	Semiconductors & Semiconductor Equipment – 2.4%
25,360	Advanced Energy Industries, Inc.(b)	1,738,682
190,133	Mellanox Technologies Ltd.(b)	9,687,276
132,532	Semtech Corp.(b)	4,479,581
367,420	Teradyne, Inc.	11,426,762

		27,332,301

	Software – 1.3%
253,259	Synchronoss Technologies, Inc.(b)	6,179,519
183,706	Verint Systems, Inc.(b)	7,968,248

		14,147,767

	Specialty Retail – 1.4%
152,653	Camping World Holdings, Inc., Class A	4,921,533
135,400	Genesco, Inc.(b)	7,507,930
161,351	Sally Beauty Holdings, Inc.(b)	3,298,014

		15,727,477

	Technology Hardware, Storage & Peripherals – 0.3%
172,209	Cray, Inc.(b)	3,771,377

See accompanying notes to financial statements.

19  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Thrifts & Mortgage Finance – 1.0%
131,644	Federal Agricultural Mortgage Corp., Class C	$7,578,745
137,964	OceanFirst Financial Corp.	3,887,136

		11,465,881

	Total Common Stocks (Identified Cost $749,789,043)	1,108,111,750

Closed-End Investment Companies – 0.6%
462,007	Hercules Capital, Inc. (Identified Cost $6,009,463)	6,990,166

Principal Amount

Short-Term Investments – 1.7%
$19,315,329	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $19,315,683 on 4/03/2017 collateralized by $20,195,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $19,704,423 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $19,315,329)	19,315,329

	Total Investments – 100.2% (Identified Cost $775,113,835)(a)	1,134,417,245
	Other assets less liabilities—(0.2)%	(1,994,989)

	Net Assets – 100.0%	$1,132,422,256

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $775,113,835 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$392,900,320
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(33,596,910)

	Net unrealized appreciation	$359,303,410

(b)	Non-income producing security.
(c)	Illiquid security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  20

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Industry Summary at March 31, 2017 (Unaudited)

Banks	18.4%
Electronic Equipment, Instruments & Components	5.1
Commercial Services & Supplies	4.5
Machinery	4.1
IT Services	4.0
Insurance	3.6
Hotels, Restaurants & Leisure	3.4
Energy Equipment & Services	3.1
Auto Components	2.9
Building Products	2.6
Semiconductors & Semiconductor Equipment	2.4
Aerospace & Defense	2.2
Chemicals	2.1
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	38.0
Short-Term Investments	1.7

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.7% of Net Assets

	Aerospace & Defense – 3.3%
1,883	HEICO Corp.	$164,197
2,992	Hexcel Corp.	163,214
318	TransDigm Group, Inc.	70,011

		397,422

	Air Freight & Logistics – 1.4%
3,565	XPO Logistics, Inc.(b)	170,728

	Auto Components – 1.2%
1,385	LCI Industries	138,223

	Banks – 4.2%
3,219	Columbia Banking System, Inc.	125,509
1,118	First Republic Bank	104,880
4,759	Home BancShares, Inc.	128,826
2,982	Western Alliance Bancorp(b)	146,386

		505,601

	Biotechnology – 2.8%
9,482	Ironwood Pharmaceuticals, Inc.(b)	161,763
2,026	Neurocrine Biosciences, Inc.(b)	87,726
1,582	Prothena Corp. PLC(b)	88,259

		337,748

	Building Products – 1.3%
1,704	American Woodmark Corp.(b)	156,427

	Capital Markets – 5.6%
1,761	CBOE Holdings, Inc.	142,764
961	MarketAxess Holdings, Inc.	180,178
1,400	MSCI, Inc.	136,066
2,532	SEI Investments Co.	127,714
1,634	Stifel Financial Corp.(b)	82,011

		668,733

	Commercial Services & Supplies – 3.8%
3,812	Healthcare Services Group, Inc.	164,259
3,405	KAR Auction Services, Inc.	148,696
4,375	Ritchie Bros. Auctioneers, Inc.	143,938

		456,893

	Diversified Consumer Services – 4.7%
2,415	Bright Horizons Family Solutions, Inc.(b)	175,064
2,589	Grand Canyon Education, Inc.(b)	185,398
7,845	Nord Anglia Education, Inc.(b)	198,792

		559,254

See accompanying notes to financial statements.

|  22

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Telecommunication Services – 1.5%
4,169	Cogent Communications Holdings, Inc.	$179,475

	Electrical Equipment – 3.1%
567	Acuity Brands, Inc.	115,668
3,723	Generac Holdings, Inc.(b)	138,794
2,790	Sensata Technologies Holding NV(b)	121,839

		376,301

	Electronic Equipment, Instruments & Components – 3.7%
566	Coherent, Inc.(b)	116,392
4,792	National Instruments Corp.	156,028
5,445	Trimble, Inc.(b)	174,294

		446,714

	Energy Equipment & Services – 1.6%
1,892	Dril-Quip, Inc.(b)	103,208
2,758	Oil States International, Inc.(b)	91,428

		194,636

	Health Care Equipment & Supplies – 9.4%
1,680	Align Technology, Inc.(b)	192,713
1,257	Cantel Medical Corp.	100,686
1,774	DexCom, Inc.(b)	150,311
5,546	Merit Medical Systems, Inc.(b)	160,279
1,200	Penumbra, Inc.(b)	100,140
1,282	STERIS PLC	89,048
1,287	West Pharmaceutical Services, Inc.	105,032
7,278	Wright Medical Group NV(b)	226,491

		1,124,700

	Health Care Providers & Services – 4.1%
4,025	HealthEquity, Inc.(b)	170,861
1,271	MEDNAX, Inc.(b)	88,182
645	VCA, Inc.(b)	59,018
1,247	WellCare Health Plans, Inc.(b)	174,842

		492,903

	Health Care Technology – 2.3%
2,903	Cotiviti Holdings, Inc.(b)	120,852
3,057	Veeva Systems, Inc., Class A(b)	156,763

		277,615

	Hotels, Restaurants & Leisure – 6.4%
2,240	Dunkin’ Brands Group, Inc.	122,483
619	Panera Bread Co., Class A(b)	162,098
7,877	Planet Fitness, Inc., Class A	151,790
2,164	Six Flags Entertainment Corp.	128,736

See accompanying notes to financial statements.

23  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
1,040	Vail Resorts, Inc.	$199,576

		764,683

	Internet Software & Services – 3.3%
732	CoStar Group, Inc.(b)	151,685
4,571	GTT Communications, Inc.(b)	111,304
1,498	j2 Global, Inc.	125,697

		388,686

	IT Services – 4.3%
2,546	Black Knight Financial Services, Inc., Class A(b)	97,512
4,295	Booz Allen Hamilton Holding Corp.	152,000
1,772	Broadridge Financial Solutions, Inc.	120,407
1,351	Gartner, Inc.(b)	145,895

		515,814

	Leisure Products – 1.2%
2,283	Brunswick Corp.	139,720

	Life Sciences Tools & Services – 1.3%
1,956	ICON PLC(b)	155,932

	Machinery – 5.6%
3,125	Altra Industrial Motion Corp.	121,719
1,197	Middleby Corp. (The)(b)	163,331
3,120	Sun Hydraulics Corp.	112,663
2,378	Toro Co. (The)	148,530
1,006	WABCO Holdings, Inc.(b)	118,124

		664,367

	Media – 1.4%
5,326	Live Nation Entertainment, Inc.(b)	161,751

	Oil, Gas & Consumable Fuels – 2.2%
1,370	Diamondback Energy, Inc.(b)	142,090
3,687	Parsley Energy, Inc., Class A(b)	119,864

		261,954

	Professional Services – 1.3%
3,927	TransUnion(b)	150,600

	Real Estate Management & Development – 1.3%
2,540	First Service Corp.	153,162

	Semiconductors & Semiconductor Equipment – 3.9%
2,374	Advanced Energy Industries, Inc.(b)	162,761
2,892	MACOM Technology Solutions Holdings, Inc.(b)	139,684
2,300	Silicon Laboratories, Inc.(b)	169,165

		471,610

See accompanying notes to financial statements.

|  24

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Software – 8.0%
1,997	Blackbaud, Inc.	$153,110
7,420	Callidus Software, Inc.(b)	158,417
2,796	Guidewire Software, Inc.(b)	157,499
2,610	HubSpot, Inc.(b)	158,035
1,590	Paylocity Holding Corp.(b)	61,422
2,248	PTC, Inc.(b)	118,132
742	Ultimate Software Group, Inc. (The)(b)	144,846

		951,461

	Specialty Retail – 1.0%
3,654	Camping World Holdings, Inc., Class A	117,805

	Textiles, Apparel & Luxury Goods – 0.8%
1,579	Columbia Sportswear Co.	92,766

	Trading Companies & Distributors – 0.7%
3,950	BMC Stock Holdings, Inc.(b)	89,270

	Total Common Stocks (Identified Cost $9,682,155)	11,562,954

Principal Amount

Short-Term Investments – 3.0%
$357,926	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $357,932 on 4/03/2017 collateralized by $375,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $365,891 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $357,926)	357,926

	Total Investments – 99.7% (Identified Cost $10,040,081)(a)	11,920,880
	Other assets less liabilities—0.3%	31,806

	Net Assets – 100.0%	$11,952,686

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $10,040,081 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,969,039
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(88,240)

	Net unrealized appreciation	$1,880,799

(b)	Non-income producing security.

See accompanying notes to financial statements.

25  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Health Care Equipment & Supplies	9.4%
Software	8.0
Hotels, Restaurants & Leisure	6.4
Capital Markets	5.6
Machinery	5.6
Diversified Consumer Services	4.7
IT Services	4.3
Banks	4.2
Health Care Providers & Services	4.1
Semiconductors & Semiconductor Equipment	3.9
Commercial Services & Supplies	3.8
Electronic Equipment, Instruments & Components	3.7
Aerospace & Defense	3.3
Internet Software & Services	3.3
Electrical Equipment	3.1
Biotechnology	2.8
Health Care Technology	2.3
Oil, Gas & Consumable Fuels	2.2
Other Investments, less than 2% each	16.0
Short-Term Investments	3.0

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$868,180,173	$775,113,835	$10,040,081
Net unrealized appreciation	261,473,103	359,303,410	1,880,799

Investments at value	1,129,653,276	1,134,417,245	11,920,880
Receivable for Fund shares sold	1,190,593	27,579,322	97,735
Receivable for securities sold	2,884,142	308,585	134,666
Dividends and interest receivable	200,066	932,484	4,014
Prepaid expenses (Note 7)	467	461	6

TOTAL ASSETS	1,133,928,544	1,163,238,097	12,157,301

LIABILITIES
Payable for securities purchased	7,744,891	2,927,449	161,699
Payable for Fund shares redeemed	5,029,971	26,878,709	—
Management fees payable (Note 5)	729,404	713,730	986
Deferred Trustees’ fees (Note 5)	133,164	192,363	13,694
Administrative fees payable (Note 5)	42,566	43,482	432
Payable to distributor (Note 5d)	13,399	10,748	3
Other accounts payable and accrued expenses	69,201	49,360	27,801

TOTAL LIABILITIES	13,762,596	30,815,841	204,615

NET ASSETS	$1,120,165,948	$1,132,422,256	$11,952,686

NET ASSETS CONSIST OF:
Paid-in capital	$810,287,468	$718,240,578	$10,807,761
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	(6,043,964)	759,877	(33,345)
Accumulated net realized gain (loss) on investments	54,449,341	54,118,391	(702,529)
Net unrealized appreciation on investments	261,473,103	359,303,410	1,880,799

NET ASSETS	$1,120,165,948	$1,132,422,256	$11,952,686

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$793,206,861	$720,380,110	$11,952,686

Shares of beneficial interest	32,545,913	20,502,414	1,112,376

Net asset value, offering and redemption price per share	$24.37	$35.14	$10.75

Retail Class:
Net assets	$105,780,117	$275,820,549	$—

Shares of beneficial interest	4,646,564	7,954,809	—

Net asset value, offering and redemption price per share	$22.77	$34.67	$—

Admin Class shares:
Net assets	$—	$32,772,927	$—

Shares of beneficial interest	—	977,282	—

Net asset value, offering and redemption price per share	$—	$33.53	$—

Class N shares:
Net assets	$221,178,970	$103,448,670	$—

Shares of beneficial interest	9,037,320	2,942,543	—

Net asset value, offering and redemption price per share	$24.47	$35.16	$—

See accompanying notes to financial statements.

27  |

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2017 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$2,415,500	$8,108,470	$59,611
Interest	6,186	4,277	91
Less net foreign taxes withheld	—	(19,315)	(332)

	2,421,686	8,093,432	59,370

Expenses
Management fees (Note 5)	4,097,055	4,138,728	45,092
Service and distribution fees (Note 5)	138,258	447,058	—
Administrative fees (Note 5)	244,248	246,760	2,688
Trustees’ fees and expenses (Note 5)	27,908	31,180	9,353
Transfer agent fees and expenses (Notes 5 and 6)	574,446	519,813	470
Audit and tax services fees	19,257	19,704	19,509
Custodian fees and expenses	19,661	15,460	2,701
Legal fees	11,341	11,384	130
Registration fees	40,423	57,301	6,423
Shareholder reporting expenses	29,612	40,135	899
Miscellaneous expenses (Note 7)	25,752	25,900	5,673

Total expenses	5,227,961	5,553,423	92,938
Less waiver and/or expense reimbursement (Note 5)	—	(168,529)	(41,834)

Net expenses	5,227,961	5,384,894	51,104

Net investment income (loss)	(2,806,275)	2,708,538	8,266

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	62,242,680	64,261,042	409,925

Net change in unrealized appreciation (depreciation) on:
Investments	48,960,605	60,224,577	820,193

Net realized and unrealized gain on investments	111,203,285	124,485,619	1,230,118

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,397,010	$127,194,157	$1,238,384

See accompanying notes to financial statements.

|  28

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income (loss)	$(2,806,275)	$(4,723,031)	$2,708,538	$4,590,712
Net realized gain (loss) on investments	62,242,680	(7,969,145)	64,261,042	95,614,322
Net change in unrealized appreciation (depreciation) on investments	48,960,605	88,312,376	60,224,577	60,726,807

Net increase in net assets resulting from operations	108,397,010	75,620,200	127,194,157	160,931,841

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(2,669,796)	(4,437,216)
Retail Class	—	—	(383,151)	(1,004,613)
Admin Class	—	—	—	(29,796)
Class N	—	—	(394,109)	(305,471)
Net realized capital gains
Institutional Class	—	(60,491,317)	(52,752,875)	(64,722,294)
Retail Class	—	(11,886,045)	(20,871,880)	(27,186,960)
Admin Class	—	—	(3,598,566)	(4,490,438)
Class N	—	(13,284,984)	(6,619,873)	(3,940,507)

Total distributions	—	(85,662,346)	(87,290,250)	(106,117,295)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(116,017,026)	11,449,327	57,776,268	(76,857,263)

Net increase (decrease) in net assets	(7,620,016)	1,407,181	97,680,175	(22,042,717)
NET ASSETS
Beginning of the period	1,127,785,964	1,126,378,783	1,034,742,081	1,056,784,798

End of the period	$1,120,165,948	$1,127,785,964	$1,132,422,256	$1,034,742,081

ACCUMULATED NET INVESTMENT LOSS/UNDISTRIBUTED NET INVESTMENT INCOME	$(6,043,964)	$(3,237,689)	$759,877	$1,498,395

See accompanying notes to financial statements.

29  |

STATEMENTS OF CHANGES IN NET ASSETS – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income (loss)	$8,266	$(23,360)
Net realized gain (loss) on investments	409,925	(943,201)
Net change in unrealized appreciation (depreciation) on investments	820,193	1,835,053

Net increase in net assets resulting from operations	1,238,384	868,492

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(22,881)	—
Retail Class	—	—
Admin Class	—	—
Class N	—	—
Net realized capital gains
Institutional Class	—	—
Retail Class	—	—
Admin Class	—	—
Class N	—	—

Total distributions	(22,881)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(1,237,240)	1,863,761

Net increase (decrease) in net assets	(21,737)	2,732,253

NET ASSETS
Beginning of the period	11,974,423	9,242,170

End of the period	$11,952,686	$11,974,423

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME/ ACCUMULATED NET INVESTMENT LOSS	$(33,345)	$(18,730)

See accompanying notes to financial statements.

|  30

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$22.03		$22.22	$24.27	$26.35		$19.17		$15.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.09)	(0.14)	(0.16	)(b)	(0.15	)(c)	(0.14)
Net realized and unrealized gain (loss)	2.40		1.59	1.63	(0.09)		7.33		4.25

Total from Investment Operations	2.34		1.50	1.49	(0.25)		7.18		4.11

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—		—		—
Net realized capital gains	—		(1.69)	(3.54)	(1.83)		—		—

Total Distributions	—		(1.69)	(3.54)	(1.83)		—		—

Net asset value, end of the period	$24.37		$22.03	$22.22	$24.27		$26.35		$19.17

Total return	10.62	%(d)	6.92%	5.78%	(1.31	)%(b)	37.45	%(c)	27.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$793,207		$812,383	$800,883	$852,131		$914,000		$599,469
Net expenses	0.95	%(e)	0.95%	0.94%	0.94%		0.94%		0.95%
Gross expenses	0.95	%(e)	0.95%	0.94%	0.94%		0.94%		0.95%
Net investment loss	(0.51	)%(e)	(0.41)%	(0.57)%	(0.63	)%(b)	(0.70	)%(c)	(0.79)%
Portfolio turnover rate	26%		56%	78%	63%		56%		77%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), total return would have been 37.40% and the ratio of net investment loss to average net assets would have been (0.75)%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$20.61		$20.93	$23.10	$25.23		$18.41		$14.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.13)	(0.19)	(0.22	)(b)	(0.20	)(c)	(0.19)
Net realized and unrealized gain (loss)	2.24		1.50	1.56	(0.08)		7.02		4.08

Total from Investment Operations	2.16		1.37	1.37	(0.30)		6.82		3.89

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—		—		—
Net realized capital gains	—		(1.69)	(3.54)	(1.83)		—		—

Total Distributions	—		(1.69)	(3.54)	(1.83)		—		—

Net asset value, end of the period	$22.77		$20.61	$20.93	$23.10		$25.23		$18.41

Total return	10.49	%(d)	6.61%	5.58%	(1.58	)%(b)	37.05	%(c)	26.79	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$105,780		$118,670	$162,906	$175,393		$211,724		$229,822
Net expenses	1.20	%(f)	1.20%	1.19%	1.21%		1.25	%(g)	1.25	%(h)
Gross expenses	1.20	%(f)	1.20%	1.19%	1.21%		1.25	%(g)	1.28%
Net investment loss	(0.75	)%(f)	(0.66)%	(0.82)%	(0.90	)%(b)	(0.99	)%(c)	(1.09)%
Portfolio turnover rate	26%		56%	78%	63%		56%		77%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.21), total return would have been 36.99% and the ratio of net investment loss to average net assets would have been (1.05)%.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  32

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$22.11		$22.27	$24.29	$26.36		$20.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.06)	(0.12)	(0.14	)(b)	(0.11)
Net realized and unrealized gain (loss)	2.41		1.59	1.64	(0.10)		6.25

Total from Investment Operations	2.36		1.53	1.52	(0.24)		6.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—		—
Net realized capital gains	—		(1.69)	(3.54)	(1.83)		—

Total Distributions	—		(1.69)	(3.54)	(1.83)		—

Net asset value, end of the period	$24.47		$22.11	$22.27	$24.29		$26.36

Total return	10.67	%(c)	7.05%	5.92%	(1.27	)%(b)	30.37	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$221,179		$196,733	$162,591	$15,080		$7,580
Net expenses	0.83	%(d)	0.83%	0.83%	0.83%		0.83	%(d)
Gross expenses	0.83	%(d)	0.83%	0.83%	0.83%		0.83	%(d)
Net investment loss	(0.40	)%(d)	(0.29)%	(0.51)%	(0.53	)%(b)	(0.63	)%(d)
Portfolio turnover rate	26%		56%	78%	63%		56%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$33.78		$32.19		$36.40		$37.42		$29.14		$22.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.17		0.27		0.20		0.20		0.21
Net realized and unrealized gain (loss)	4.16		4.82		0.49		2.18		8.41		6.62

Total from Investment Operations	4.26		4.99		0.76		2.38		8.61		6.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.22)		(0.22)		(0.10)		(0.30)		(0.05)
Net realized capital gains	(2.76)		(3.18)		(4.75)		(3.30)		(0.03)		—

Total Distributions	(2.90)		(3.40)		(4.97)		(3.40)		(0.33)		(0.05)

Net asset value, end of the period	$35.14		$33.78		$32.19		$36.40		$37.42		$29.14

Total return	12.54	%(b)(c)	16.75	%(b)	1.20	%(b)	6.17	%(b)	29.82	%(b)	30.59%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$720,380		$654,501		$666,107		$730,901		$733,512		$572,776
Net expenses	0.90	%(d)(e)	0.90	%(e)	0.90	%(e)	0.90	%(e)	0.90	%(e)	0.90	%(f)
Gross expenses	0.93	%(d)	0.93%		0.92%		0.91%		0.91%		0.90	%(f)
Net investment income	0.57	%(d)	0.52%		0.75%		0.53%		0.61%		0.76%
Portfolio turnover rate	13%		22%		22%		23%		22%		19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  34

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$33.33		$31.78	$35.98	$37.03	$28.84	$22.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.08	0.18	0.10	0.12	0.13
Net realized and unrealized gain (loss)	4.10		4.77	0.48	2.16	8.32	6.57

Total from Investment Operations	4.15		4.85	0.66	2.26	8.44	6.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.12)	(0.11)	(0.01)	(0.22)	—
Net realized capital gains	(2.76)		(3.18)	(4.75)	(3.30)	(0.03)	—

Total Distributions	(2.81)		(3.30)	(4.86)	(3.31)	(0.25)	—

Net asset value, end of the period	$34.67		$33.33	$31.78	$35.98	$37.03	$28.84

Total return(b)	12.38	%(c)	16.47%	0.94%	5.90%	29.48%	30.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$275,821		$267,936	$306,360	$358,698	$403,475	$343,480
Net expenses(d)	1.15	%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.18	%(e)	1.18%	1.17%	1.20%	1.22%	1.22%
Net investment income	0.31	%(e)	0.27%	0.50%	0.28%	0.37%	0.49%
Portfolio turnover rate	13%		22%	22%	23%	22%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$32.31		$30.88		$35.06		$36.24	$28.22	$21.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.01		0.09		0.01	0.04	0.06
Net realized and unrealized gain (loss)	3.97		4.62		0.48		2.11	8.15	6.44

Total from Investment Operations	3.98		4.63		0.57		2.12	8.19	6.50

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)		(0.00	)(b)	—	(0.14)	—
Net realized capital gains	(2.76)		(3.18)		(4.75)		(3.30)	(0.03)	—

Total Distributions	(2.76)		(3.20)		(4.75)		(3.30)	(0.17)	—

Net asset value, end of the period	$33.53		$32.31		$30.88		$35.06	$36.24	$28.22

Total return(c)	12.24	%(d)	16.19%		0.71%		5.63%	29.17%	29.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,773		$43,973		$45,762		$61,791	$74,892	$67,853
Net expenses(e)	1.40	%(f)	1.39	%(g)	1.38	%(h)	1.40%	1.40%	1.40%
Gross expenses	1.43	%(f)	1.42	%(g)	1.40	%(h)	1.51%	1.52%	1.52%
Net investment income	0.08	%(f)	0.03%		0.28%		0.02%	0.11%	0.24%
Portfolio turnover rate	13%		22%		22%		23%	22%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%.
(h)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

|  36

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$33.81		$32.22	$36.44		$37.44		$32.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.19	0.27		0.23		0.06
Net realized and unrealized gain (loss)	4.16		4.83	0.50		2.18		5.30

Total from Investment Operations	4.27		5.02	0.77		2.41		5.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.25)	(0.24)		(0.11)		—
Net realized capital gains	(2.76)		(3.18)	(4.75)		(3.30)		—

Total Distributions	(2.92)		(3.43)	(4.99)		(3.41)		—

Net asset value, end of the period	$35.16		$33.81	$32.22		$36.44		$37.44

Total return	12.57	%(b)	16.84%	1.25%		6.25	%(c)	16.71	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$103,449		$68,332	$38,555		$2,568		$1
Net expenses	0.83	%(d)	0.83%	0.83	%(e)	0.85	%(f)	0.85	%(d)(f)
Gross expenses	0.83	%(d)	0.83%	0.83	%(e)	0.89%		14.45	%(d)
Net investment income	0.65	%(d)	0.61%	0.76%		0.60%		0.27	%(d)
Portfolio turnover rate	13%		22%	22%		23%		22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

37  |

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund— Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Period Ended September 30, 2015*
Net asset value, beginning of the period	$9.73		$9.05	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.03		0.70	(0.94)

Total from Investment Operations	1.04		0.68	(0.95)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		—	—
Net realized capital gains	—		—	—

Total Distributions	(0.02)		—	—

Net asset value, end of the period	$10.75		$9.73	$9.05

Total return(b)	10.68	%(c)	7.51%	(9.50	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,953		$11,974	$9,242
Net expenses(d)	0.85	%(e)	0.85%	0.85	%(e)
Gross expenses	1.55	%(e)	1.75%	2.65	%(e)
Net investment income (loss)	0.14	%(e)	(0.22)%	(0.53	)%(e)
Portfolio turnover rate	28%		53%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. Small Cap Growth Fund and Small Cap Value Fund continue to offer Institutional Class, Retail Class and Class N shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Small Cap Growth Fund and Small Cap Value Fund and $1,000,000 for Small/Mid Cap Growth Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees for Small Cap Value Fund and Small Cap Growth Fund are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

39  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.   Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock

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Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually

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received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2017 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

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e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gain and return of capital distributions received, distribution re-designations, redemption-in-kind and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$85,662,346	$85,662,346
Small Cap Value Fund	7,118,205	98,999,090	106,117,295
Small/Mid Cap Growth Fund	—	—	—

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2016, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Capital loss carryforward:
Short-term:
No expiration date	$(7,329,238)	$—	$(1,072,253)
Long-term:
No expiration date	—	—	(29,020)

Total capital loss carryforward	(7,329,238)	—	(1,101,273)

Late-year ordinary and post-October capital loss deferrals*	$(3,107,069)	$—	$(7,917)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

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f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2017, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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i.  New Accounting Pronouncement. In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,098,958,073	$—	$—	$1,098,958,073
Short-Term Investments	—	30,695,203	—	30,695,203

Total	$1,098,958,073	$30,695,203	$—	$1,129,653,276

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

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Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,108,111,750	$—	$—	$1,108,111,750
Closed-End Investment Companies	6,990,166	—	—	6,990,166
Short-Term Investments	—	19,315,329	—	19,315,329

Total	$1,115,101,916	$19,315,329	$—	$1,134,417,245

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,562,954	$—	$—	$11,562,954
Short-Term Investments	—	357,926	—	357,926

Total	$11,562,954	$357,926	$—	$11,920,880

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$280,999,382	$384,045,334
Small Cap Value Fund	144,802,343	176,047,649
Small/Mid Cap Growth Fund	3,240,307	4,535,479

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

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Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	—

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2017, the management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$4,097,055	$—	$4,097,055	0.75%	0.75%
Small Cap Value Fund	4,138,728	—	4,138,728	0.75%	0.75%
Small/Mid Cap Growth Fund	45,092	41,834	3,258	0.75%	0.05%

For the six months ended March 31, 2017, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$116,520	$45,818	$6,191	$ —	$168,529

1 Waivers/expense reimbursements are subject to possible recovery until September 30, 2018.

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Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

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For the six months ended March 31, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$138,258	$—
Small Cap Value Fund	51,105	344,848	51,105

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$244,248
Small Cap Value Fund	246,760
Small/Mid Cap Growth Fund	2,688

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

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For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$562,098
Small Cap Value Fund	500,991
Small/Mid Cap Growth Fund	127

As of March 31, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$13,399
Small Cap Value Fund	10,748
Small/Mid Cap Growth Fund	3

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.   Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

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March 31, 2017 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2017, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Pension Plan	Retirement Plan	Natixis US	Total Affiliated Ownership
Small Cap Growth Fund	0.60%	1.47%	—	2.07%
Small Cap Value Fund	1.03%	2.66%	—	3.69%
Small/Mid Cap Growth	—	12.54%	72.72%	85.26%

Investment activities of affiliated shareholders could have material impacts on the Funds.

6.   Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2017, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$502,796	$71,142	$—	$508
Small Cap Value Fund	357,638	141,019	20,925	231

Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last

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business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit.

For the six months ended March 31, 2017, none of the Funds had borrowings under this agreement.

8.  Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2017, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$20,910
Small Cap Value Fund	20,630
Small/Mid Cap Growth Fund	286

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 5)	Total Percentage of Ownership
Small Cap Growth Fund	2	30.96%	—	30.96%
Small Cap Value Fund	2	20.89%	—	20.89%
Small/Mid Cap Growth	—	—	72.72%	72.72%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,259,665	$52,060,167	7,447,055	$155,701,856
Issued in connection with the reinvestment of distributions	—	—	2,716,857	58,412,420
Redeemed	(6,585,220)	(149,321,264)	(9,612,542)	(201,629,117)
Subscription in-kind (Note 11)	—	—	277,161	5,698,438

Net change	(4,325,555)	$(97,261,097)	828,531	$18,183,597

Retail Class
Issued from the sale of shares	374,025	$8,097,266	935,456	$18,282,313
Issued in connection with the reinvestment of distributions	—	—	588,964	11,867,620
Redeemed	(1,486,418)	(31,676,219)	(3,547,121)	(71,211,754)

Net change	(1,112,393)	$(23,578,953)	(2,022,701)	$(41,061,821)

Class N
Issued from the sale of shares	1,696,360	$39,192,872	3,494,879	$74,656,476
Issued in connection with the reinvestment of distributions	—	—	616,186	13,284,984
Redeemed	(1,556,332)	(34,369,848)	(2,515,389)	(53,613,909)

Net change	140,028	$4,823,024	1,595,676	$34,327,551

Increase (decrease) from capital share transactions	(5,297,920)	$(116,017,026)	401,506	$11,449,327

	Small Cap Value Fund
	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,587,750	$91,616,572	3,109,829	$98,123,134
Issued in connection with the reinvestment of distributions	1,505,162	53,252,622	2,210,358	66,708,596
Redeemed	(2,966,801)	(104,409,962)	(5,042,901)	(158,011,519)
Redeemed in-kind (Note 11)	—	—	(1,595,784)	(52,325,759)

Net change	1,126,111	$40,459,232	(1,318,498)	$(45,505,548)

53  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

10.  Capital Shares – continued.

	Small Cap Value Fund – continued
	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	476,017	$16,701,038	609,197	$18,890,158
Issued in connection with the reinvestment of distributions	607,283	21,218,468	943,438	28,142,755
Redeemed	(1,167,762)	(40,882,752)	(3,153,621)	(100,205,101)

Net change	(84,462)	$(2,963,246)	(1,600,986)	$(53,172,188)

Admin Class
Issued from the sale of shares	152,192	$5,144,446	341,303	$10,091,067
Issued in connection with the reinvestment of distributions	80,992	2,738,330	111,997	3,244,570
Redeemed	(616,896)	(20,816,260)	(574,173)	(17,370,719)

Net change	(383,712)	$(12,933,484)	(120,873)	$(4,035,082)

Class N
Issued from the sale of shares	917,133	$33,058,603	945,571	$29,754,154
Issued in connection with the reinvestment of distributions	198,134	7,013,982	140,642	4,245,978
Redeemed	(193,998)	(6,858,819)	(261,689)	(8,144,577)

Net change	921,269	$33,213,766	824,524	$25,855,555

Increase (decrease) from capital share transactions	1,579,206	$57,776,268	(2,215,833)	$(76,857,263)

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	88,073	$894,182	214,933	$1,914,485
Issued in connection with the reinvestment of distributions	2,259	22,881	—	—
Redeemed	(208,292)	(2,154,303)	(5,401)	(50,724)

Increase (decrease) from capital share transactions	(117,960)	$(1,237,240)	209,532	$1,863,761

11.   Redemption/Subscription In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. A Fund may also receive securities in lieu of cash as payment for Fund shares.

55  |

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 25, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 25, 2017